UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end: October 31

Date of Reporting Period: May 1, 2008 – July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Jackson FundsSM (Unaudited)
Schedules of Investments
July 31, 2008

Jackson Perspective 5 Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 10.6%	Shares/Par (o)	Value
Amerigon Inc. (b) (f)	2,801	$ 18,543
ATC Technology Corp. (b)	2,861	71,868
Autoliv Inc.	9,058	353,624
Blue Nile Inc. (b) (f)	2,032	78,273
Buckle Inc.	3,804	195,792
Carnival Corp.	10,094	372,872
DR Horton Inc. (f)	26,000	289,120
General Motors Corp. (f)	66,336	734,340
Genuine Parts Co.	10,155	407,317
GKN Plc	143,049	600,329
Ladbrokes Plc	125,458	622,887
Limited Brands Inc.	23,729	391,291
Matthews International Corp. - Class A	3,940	196,645
Newell Rubbermaid Inc.	18,618	307,756
Pre-Paid Legal Services Inc. (b)	1,664	69,921
Shaw Communications Inc.	22,711	476,250
Warnaco Group Inc. (b)	5,745	241,003
		5,427,831
CONSUMER STAPLES - 9.3%
Altria Group Inc.	14,813	301,445
Archer-Daniels-Midland Co.	25,591	732,670
ConAgra Foods Inc.	20,736	449,556
Hershey Co. (f)	12,328	453,301
HJ Heinz Co.	10,524	530,199
Kimberly-Clark Corp.	6,793	392,839
Kraft Foods Inc. - Class A (f)	15,290	486,528
Philip Morris International Inc.	14,870	768,036
Ruddick Corp.	6,194	191,765
SYSCO Corp.	15,399	436,716
		4,743,055
ENERGY - 13.9%
Arena Resources Inc. (b)	4,261	174,318
Atlas America Inc.	5,167	191,386
Berry Petroleum Co. - Class A	5,351	230,307
Bois d'Arc Energy Inc. (b)	8,287	181,485
Bristow Group Inc. (b) (f)	3,035	136,545
Carrizo Oil & Gas Inc. (b)	3,582	180,318
Enbridge Inc.	11,212	491,983
Encore Acquisition Co. (b)	6,829	422,510
Golar LNG Ltd.	8,276	152,196
Gulfport Energy Corp. (b)	5,487	79,122
Hess Corp.	12,347	1,251,986
Hornbeck Offshore Services Inc. (b) (f)	3,308	147,471
Murphy Oil Corp.	15,251	1,215,962

NATCO Group Inc. (b)	2,352	112,072
Smith International Inc.	20,745	1,543,013
TransCanada Corp.	11,399	441,597
Tsakos Energy Navigation Ltd.	4,877	168,647
		7,120,918
FINANCIALS - 7.7%
BOC Hong Kong Holdings Ltd.	306,000	770,369
Citigroup Inc.	66,205	1,237,371
GAMCO Investors Inc.	3,550	158,756
JPMorgan Chase & Co.	23,709	963,297
Navigators Group Inc. (b)	2,184	103,871
RSA Insurance Group Plc	277,259	719,841
		3,953,505
HEALTH CARE - 14.9%
Air Methods Corp. (b)	1,561	44,754
Albany Molecular Research Inc. (b)	4,268	65,300
Alliance Imaging Inc. (b)	6,238	59,136
Amedisys Inc. (b)	3,313	212,430
Bio-Reference Labs Inc. (b) (f)	1,777	45,952
Bruker BioSciences Corp. (b)	13,492	186,459
Chemed Corp.	2,991	128,015
Eclipsys Corp. (b) (f)	6,713	148,022
Eli Lilly & Co.	8,663	408,114
Express Scripts Inc. (b)	16,605	1,171,317
Humana Inc. (b)	13,947	612,413
Kendle International Inc. (b) (f)	1,885	77,568
Martek Biosciences Corp. (b)	4,180	157,210
Medco Health Solutions Inc. (b)	22,381	1,109,650
Merck & Co. Inc.	24,208	796,443
Meridian Bioscience Inc.	5,102	132,703
MWI Veterinary Supply Inc. (b) (f)	1,544	54,102
Omnicell Inc. (b)	4,453	72,361
Pfizer Inc.	79,937	1,492,424
Phase Forward Inc. (b)	5,358	98,587
Quidel Corp. (b)	4,229	85,680
RehabCare Group Inc. (b)	2,292	37,955
Res-Care Inc. (b)	3,775	69,309
Sun Healthcare Group Inc. (b)	5,572	79,624
SurModics Inc. (b) (f)	2,233	93,987
Symmetry Medical Inc. (b)	4,580	76,532
Wright Medical Group Inc. (b)	4,530	142,650
		7,658,697
INDUSTRIALS - 11.9%
Avery Dennison Corp.	8,738	384,559
AZZ Inc. (b)	1,560	71,401
Badger Meter Inc. (f)	1,868	105,224
CBIZ Inc. (b) (f)	8,406	68,845
Chart Industries Inc. (b)	3,583	189,612
Citic Pacific Ltd.	152,000	580,173
COSCO Pacific Ltd.	377,500	656,704

Cubic Corp.	3,450	92,184
Deere & Co.	12,849	901,486
Ducommun Inc. (b)	1,379	37,798
DynCorp International Inc. (b) (f)	7,120	112,069
EnerSys (b)	5,913	190,872
General Electric Co.	52,805	1,493,853
GeoEye Inc. (b)	2,275	49,254
Healthcare Services Group	5,324	88,432
Heico Corp. (f)	2,774	96,591
Huron Consulting Group Inc. (b)	2,368	123,515
Kaman Corp. - Class A	3,175	79,629
KHD Humboldt Wedag International Ltd. (b)	3,769	99,916
LB Foster Co. (b)	1,379	53,050
Michael Baker Corp. (b)	1,098	32,347
Northwest Pipe Co. (b)	1,171	68,094
Orbital Sciences Corp. (b)	7,563	189,151
Robbins & Myers Inc.	4,368	221,763
Rush Enterprises Inc. - Class A (b)	4,769	53,842
Sun Hydraulics Corp.	2,134	87,921
		6,128,285
INFORMATION TECHNOLOGY - 5.7%
Actuate Corp. (b)	8,018	36,402
Advent Software Inc. (b)	3,354	146,033
Art Technology Group Inc. (b) (f)	16,558	60,768
Atheros Communications Inc. (b) (f)	7,162	222,022
Bankrate Inc. (b) (f)	2,389	75,134
Checkpoint Systems Inc. (b)	5,049	106,382
Comtech Telecommunications Corp. (b)	3,015	148,127
DG FastChannel Inc. (b) (f)	2,303	39,151
EMS Technologies Inc. (b)	1,989	41,192
EPIQ Systems Inc. (b)	4,557	53,226
GigaMedia Ltd. (b)	6,539	82,130
Informatica Corp. (b)	11,091	179,563
Logica Plc	349,006	728,394
Microsemi Corp. (b)	9,773	253,707
NetLogic Microsystems Inc. (b) (f)	2,740	87,707
Novatel Wireless Inc. (b)	4,153	38,831
Omnivision Technologies Inc. (b) (f)	7,217	79,026
Open Text Corp. (b) (f)	6,474	201,406
Pericom Semiconductor Corp. (b)	3,340	47,628
Power Integrations Inc. (b)	3,777	103,188
Stratasys Inc. (b) (f)	2,695	41,907
TheStreet.com Inc.	3,902	26,535
VASCO Data Security International (b)	4,815	65,869
Vocus Inc. (b)	2,260	80,433
		2,944,761
MATERIALS - 14.0%
Bemis Co. Inc.	16,544	465,879
Compass Minerals International Inc.	4,086	308,902
EI Du Pont de Nemours & Co.	24,810	1,086,926

Flotek Industries Inc. (b) (f)	2,371	43,578
Hecla Mining Co. (b) (f)	15,192	139,463
Koppers Holdings Inc.	2,615	112,994
LSB Industries Inc. (b)	2,602	57,426
MeadWestvaco Corp.	16,056	430,461
Olympic Steel Inc.	1,383	70,326
PPG Industries Inc.	6,840	414,778
RPM International Inc.	20,627	422,854
Schnitzer Steel Industries Inc. - Class A	3,599	324,774
Sonoco Products Co.	14,493	472,762
Taseko Mines Ltd. (b)	18,176	69,068
Teck Cominco Ltd. - Class B	13,728	631,076
United States Steel Corp.	11,018	1,766,846
Weyerhaeuser Co.	6,671	356,632
		7,174,745
TELECOMMUNICATION SERVICES - 8.6%
AT&T Inc.	48,696	1,500,324
BCE Inc.	12,856	487,757
BT Group Plc	145,035	490,092
FairPoint Communications Inc. (f)	559	3,879
PCCW Ltd.	1,321,000	835,825
Premiere Global Services Inc. (b)	7,892	119,248
Verizon Communications Inc.	28,853	982,156
		4,419,281
UTILITIES - 3.6%
Cheung Kong Infrastructure Holdings Ltd. (f)	198,826	873,992
Public Service Enterprise Group Inc.	23,344	975,779
		1,849,771

Total Common Stocks (cost $57,608,603)		51,420,849

SHORT TERM INVESTMENTS - 9.8%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.25% (a) (e)	66,917	66,917

Securities Lending Collateral - 9.6%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (a) (e)	4,987,931	4,942,042

Total Short Term Investments (cost $5,054,848)		5,008,959

Total Investments - 110.0% (cost $62,663,451)		56,429,808
Other Assets and Liabilities, Net - (10.0%)		(5,110,621)
Total Net Assets - 100%		$ 51,319,187

Jackson Perspective Index 5 Fund
COMMON STOCKS - 74.5%
CONSUMER DISCRETIONARY - 8.1%
99 Cents Only Stores (b)	641	$ 4,288
Aaron Rents Inc.	345	9,477

Abercrombie & Fitch Co. - Class A	121	6,682
Accor SA (f)	162	10,804
Adidas AG	259	15,856
Advance Auto Parts Inc.	987	40,556
Aeropostale Inc. (b)	1,273	41,054
AFC Enterprises Inc. (b)	441	3,378
AH Belo Corp. - Class A	351	1,895
Aisin Seiki Co. Ltd.	200	5,223
Amazon.com Inc. (b)	249	19,009
Ambassadors Group Inc.	257	3,996
American Apparel Inc. (b)	905	5,321
American Axle & Manufacturing Holdings Inc.	406	2,387
American Eagle Outfitters Inc.	1,994	27,916
American Greetings Corp.	1,028	15,235
America's Car-Mart Inc. (b) (f)	427	8,506
Amerigon Inc. (b)	402	2,661
Ameristar Casinos Inc. (f)	254	3,345
AnnTaylor Stores Corp. (b)	655	14,770
Apollo Group Inc. - Class A (b)	114	7,101
Arbitron Inc.	236	11,092
ArvinMeritor Inc.	1,677	23,159
Asbury Automotive Group Inc.	437	4,331
ATC Technology Corp. (b)	293	7,360
AutoZone Inc. (b)	67	8,729
Bally Technologies Inc. (b) (f)	418	13,288
Barnes & Noble Inc. (f)	496	11,735
Bayerische Motoren Werke AG	240	10,779
Beazer Homes USA Inc. (f)	656	4,087
Bebe Stores Inc.	394	4,086
Bed Bath & Beyond Inc. (b)	300	8,349
Belo Corp.	1,756	11,923
Benesse Corp.	200	8,741
Best Buy Co. Inc.	307	12,194
Big 5 Sporting Goods Corp.	273	2,181
Big Lots Inc. (b)	259	7,889
Black & Decker Corp.	98	5,882
Blockbuster Inc. - Class A (b) (f)	1,474	4,112
Blue Nile Inc. (b) (f)	97	3,736
Bluegreen Corp. (b)	757	8,743
Blyth Inc.	376	5,471
Bob Evans Farms Inc.	611	17,499
Borders Group Inc. (f)	1,042	5,106
BorgWarner Inc.	1,126	45,400
Boyd Gaming Corp. (f)	617	6,158
Bridgestone Corp. (f)	600	9,791
Brinker International Inc.	1,134	20,854
British Sky Broadcasting Group Plc	1,242	11,132
Brookfield Homes Corp. (f)	407	5,356
Brown Shoe Co. Inc.	313	5,052
Brunswick Corp.	1,079	13,919

Buckle Inc.	177	9,110
Buffalo Wild Wings Inc. (b) (f)	294	9,681
Build-A-Bear Workshop Inc. (b)	278	1,821
Burberry Group Plc	617	5,473
Cabela's Inc. - Class A (b) (f)	282	3,277
Cache Inc. (b)	309	4,372
California Pizza Kitchen Inc. (b) (f)	351	4,581
Callaway Golf Co.	1,182	14,988
Capella Education Co. (b)	116	6,055
Career Education Corp. (b) (f)	860	15,772
Carmax Inc. (b) (f)	2,135	28,609
Carnival Corp.	402	14,850
Carnival Plc	219	7,659
Carter's Inc. (b)	383	6,331
Casio Computer Co. Ltd. (f)	400	4,930
Casual Male Retail Group Inc. (b) (f)	598	2,428
Cato Corp. - Class A	340	6,083
Cavco Industries Inc. (b)	175	5,898
CBRL Group Inc.	527	12,738
CBS Corp. - Class B (f)	685	11,207
CEC Entertainment Inc. (b)	273	9,517
Champion Enterprises Inc. (b) (f)	833	3,290
Charlotte Russe Holding Inc. (b)	368	4,769
Charming Shoppes Inc. (b)	2,980	16,241
Charter Communications Inc. - Class A (b) (f)	2,706	3,085
Cheesecake Factory Inc. (b)	1,513	21,303
Chico's FAS Inc. (b)	3,733	20,793
Childrens Place Retail Stores Inc. (b)	351	13,356
Chipotle Mexican Grill Inc. - Class A (b)	340	23,290
Christian Dior SA	27	2,906
Christopher & Banks Corp.	418	3,637
Churchill Downs Inc.	183	6,908
Circuit City Stores Inc. (f)	2,279	4,604
Citadel Broadcasting Corp. (b) (f)	1,323	1,177
CKE Restaurants Inc.	489	6,000
CKX Inc. (b)	665	5,214
Coach Inc. (b)	292	7,449
Coinstar Inc. (b)	255	8,795
Coldwater Creek Inc. (b) (f)	2,280	14,866
Collective Brands Inc. (b) (f)	1,057	13,614
Columbia Sportswear Co. (f)	140	5,223
Comcast Corp. - Class A	2,753	56,767
Compagnie Financiere Richemont AG	442	26,410
Compagnie Generale des Etablissements Michelin (f)	134	8,834
Compass Group Plc	1,753	12,639
Continental AG	140	15,735
Cooper Tire & Rubber Co. (f)	500	4,605
Corinthian Colleges Inc. (b) (f)	1,404	22,113
Crocs Inc. (b) (f)	1,128	5,008
Crown Ltd.	791	5,858

CSS Industries Inc.	244	6,900
Daimler AG	787	45,466
Dana Holding Corp. (b)	1,017	6,488
Darden Restaurants Inc.	194	6,319
Deckers Outdoor Corp. (b)	130	14,691
Denny's Corp. (b) (f)	1,656	4,272
Denso Corp.	400	10,392
Dentsu Inc. (f)	3	6,628
DeVry Inc.	693	39,369
Dick's Sporting Goods Inc. (b)	886	15,549
Dillard's Inc. - Class A (f)	1,016	10,272
DineEquity Inc.	177	4,089
DirecTV Group Inc. (b) (f)	613	16,563
Dollar Tree Inc. (b)	909	34,088
Domino's Pizza Inc. (b)	526	6,817
Dorman Products Inc. (b)	673	7,733
DR Horton Inc. (f)	343	3,814
DreamWorks Animation SKG Inc. (b)	958	28,453
Dress Barn Inc. (b) (f)	334	5,387
Drew Industries Inc. (b) (f)	319	4,721
Drugstore.com Inc. (b)	3,126	6,690
Eastman Kodak Co. (f)	245	3,587
Electrolux AB - Class B	390	4,701
Entercom Communications Corp.	400	2,452
Enterprise Inns Plc	489	2,985
Entravision Communications Corp. (b) (f)	664	2,098
Esprit Holdings Ltd.	1,000	10,640
Ethan Allen Interiors Inc. (f)	269	6,752
Exide Technologies (b) (f)	912	14,410
Expedia Inc. (b)	320	6,262
Fairfax Media Ltd. (f)	2,475	6,367
Family Dollar Stores Inc.	266	6,198
Fast Retailing Co. Ltd.	100	11,189
Fiat SpA (f)	410	7,015
Finish Line - Class A (b)	686	7,443
Fleetwood Enterprises Inc. (b) (f)	986	2,790
Foot Locker Inc.	1,401	21,099
Ford Motor Co. (b) (f)	1,615	7,752
Fortune Brands Inc.	192	11,004
Fossil Inc. (b)	352	9,427
Fred's Inc.	518	6,661
Fuel Systems Solutions Inc. (b)	180	6,736
Fuqi International Inc. (b)	637	5,580
Furniture Brands International Inc. (f)	1,137	13,496
Gaiam Inc. (b) (f)	288	4,222
GameStop Corp. - Class A (b) (f)	210	8,507
Gannett Co. Inc.	195	3,533
Gap Inc.	435	7,012
Gaylord Entertainment Co. (b) (f)	324	9,733
General Motors Corp. (f)	441	4,882

Genesco Inc. (b) (f)	190	5,586
Gentex Corp.	1,483	22,927
Genuine Parts Co.	164	6,578
Goodyear Tire & Rubber Co. (b) (f)	190	3,730
Group 1 Automotive Inc. (f)	184	3,616
Guess? Inc.	531	16,817
Gymboree Corp. (b)	230	8,602
H&R Block Inc.	381	9,270
HanesBrands Inc. (b) (f)	897	19,232
Harley-Davidson Inc.	217	8,211
Harman International Industries Inc.	78	3,211
Harte-Hanks Inc. (f)	1,749	21,705
Harvey Norman Holdings Ltd.	2,604	7,901
Hasbro Inc.	226	8,751
Haseko Corp.	2,000	2,179
Hayes Lemmerz International Inc. (b)	1,135	2,645
Helen of Troy Ltd. (b)	220	4,523
Hennes & Mauritz AB - Class B	462	24,654
Hermes International SA (f)	85	13,517
Hibbett Sports Inc. (b) (f)	266	5,599
Home Depot Inc.	1,602	38,176
Home Retail Group Plc	972	4,157
Honda Motor Co. Ltd.	1,300	41,500
HOT Topic Inc. (b)	1,146	7,208
Hovnanian Enterprises Inc. - Class A (b) (f)	676	4,752
Iconix Brand Group Inc. (b) (f)	402	4,824
Idearc Inc. (f)	3,077	4,031
Inchcape Plc	788	3,890
Inditex SA (f)	159	7,649
Interactive Data Corp.	738	21,254
InterActiveCorp (b)	191	3,335
InterContinental Hotels Group Plc	276	3,616
International Game Technology	264	5,731
International Speedway Corp. - Class A	408	15,010
Interpublic Group of Cos. Inc. (b) (f)	606	5,327
Isle of Capri Casinos Inc. (b) (f)	293	1,946
Isuzu Motors Ltd.	1,000	4,303
ITT Educational Services Inc. (b) (f)	286	25,334
J Crew Group Inc. (b)	327	9,405
J.C. Penney Co. Inc.	169	5,210
Jack in the Box Inc. (b)	500	10,790
Jackson Hewitt Tax Service Inc. (f)	238	3,679
Jakks Pacific Inc. (b) (f)	204	4,484
Jo-Ann Stores Inc. (b) (f)	317	6,964
John Wiley & Sons Inc.	578	26,207
Johnson Controls Inc.	630	19,001
JoS. A. Bank Clothiers Inc. (b) (f)	131	2,934
Journal Communications Inc. - Class A	873	4,147
Kingfisher Plc	2,409	5,599
Knology Inc. (b)	472	4,928

Kohl's Corp. (b)	240	10,058
K-Swiss Inc. - Class A (f)	241	3,726
Lagardere SCA (f)	239	13,099
Lamar Advertising Co. (b) (f)	837	31,789
Landry's Restaurants Inc. (f)	259	3,774
Lear Corp. (b) (f)	1,357	19,554
Lee Enterprises Inc. (f)	1,147	3,464
Leggett & Platt Inc. (f)	326	6,357
Li & Fung Ltd.	4,000	13,512
Life Time Fitness Inc. (b) (f)	596	17,755
Limited Brands Inc.	271	4,469
Live Nation Inc. (b) (f)	517	6,525
Liz Claiborne Inc.	179	2,340
Lowe's Cos. Inc.	1,222	24,831
Luby's Inc. (b)	1,075	7,482
Lululemon Athletica Inc. (b) (f)	142	3,152
Lumber Liquidators Inc. (b) (f)	460	6,891
Luxottica Group SpA (f)	179	4,381
LVMH Moet Hennessy Louis Vuitton SA (f)	234	25,735
M/I Homes Inc. (f)	442	8,376
Macy's Inc.	401	7,543
Marcus Corp.	331	5,266
Marks & Spencer Group Plc	1,204	6,129
Marriott International Inc. - Class A	301	7,799
Martha Stewart Living Omnimedia Inc. (b) (f)	356	2,595
Marvel Entertainment Inc. (b) (f)	1,019	35,359
Matsushita Electric Industrial Co. Ltd.	2,000	42,168
Mattel Inc.	372	7,459
Matthews International Corp. - Class A	575	28,698
McClatchy Co. - Class A (f)	1,675	7,152
McDonald's Corp.	962	57,518
McGraw-Hill Cos. Inc.	339	13,787
MDC Holdings Inc.	304	12,622
Media General Inc. (f)	397	5,034
Mediaset SpA	1,301	9,228
Men's Wearhouse Inc.	347	6,909
Meritage Homes Corp. (b)	342	6,173
Midas Inc. (b)	339	4,871
Mitsubishi Motors Corp. (b) (f)	2,000	3,298
Modine Manufacturing Co.	490	8,546
Mohawk Industries Inc. (b) (f)	583	34,380
Monro Muffler Inc.	390	7,102
Movado Group Inc.	270	5,805
National CineMedia Inc.	344	4,400
National Presto Industries Inc.	137	9,793
NetFlix Inc. (b) (f)	874	26,998
New York Times Co. - Class A (f)	455	5,728
Newell Rubbermaid Inc.	269	4,447
News Corp. Inc. - Class A	1,831	25,872
Next Plc	195	3,663

Nike Inc. - Class B (f)	307	18,015
Nissan Motor Co. Ltd.	1,800	13,857
Nordstrom Inc.	187	5,374
NutriSystem Inc.	487	8,381
NVR Inc. (b)	58	32,035
O'Charley's Inc.	367	4,129
Office Depot Inc. (b)	240	1,632
Omnicom Group Inc.	266	11,356
OPAP SA	195	6,977
Orbitz Worldwide Inc. (b)	398	2,336
O'Reilly Automotive Inc. (b)	2,005	51,208
Outdoor Channel Holdings Inc. (b)	846	5,829
Oxford Industries Inc.	276	5,807
Pacific Sunwear of California Inc. (b)	1,196	10,417
PagesJaunes Groupe SA (f)	412	5,558
Papa John's International Inc. (b)	216	6,111
Pearson Plc	659	8,437
PEP Boys-Manny Moe & Jack	448	3,306
Persimmon Plc	261	1,482
PetMed Express Inc. (b)	584	8,468
PetSmart Inc.	1,540	34,973
Peugeot SA (f)	129	6,299
PF Chang's China Bistro Inc. (b) (f)	258	6,708
Phillips-Van Heusen	674	23,860
Pier 1 Imports Inc. (b) (f)	835	3,090
Pinnacle Entertainment Inc. (b) (f)	683	7,718
Polaris Industries Inc. (f)	322	13,782
Polo Ralph Lauren Corp.	102	6,035
Pool Corp. (f)	639	14,109
PPR SA (f)	57	6,184
Pre-Paid Legal Services Inc. (b)	103	4,328
PRIMEDIA Inc.	781	3,077
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	100	970
Publicis Groupe	173	5,648
Puma AG Rudolf Dassler Sport	20	6,445
Punch Taverns Plc	312	1,571
Quicksilver Inc. (b)	956	7,333
R.H. Donnelley Corp. (b) (f)	2,141	3,319
RC2 Corp. (b)	177	4,064
Red Robin Gourmet Burgers Inc. (b)	168	4,171
Reed Elsevier NV	505	8,365
Reed Elsevier Plc	1,577	17,886
Regis Corp.	777	21,748
Renault SA (f)	158	13,116
Rent-A-Center Inc. (b)	1,468	31,122
Ross Stores Inc.	1,465	55,611
Ruby Tuesday Inc. (f)	973	6,694
Ryland Group Inc. (f)	900	18,531
Saks Inc. (b) (f)	1,210	12,330
Sally Beauty Holdings Inc. (b)	680	5,032

Sankyo Co. Ltd.	100	6,058
Sanoma-WSOY Oyj	277	6,002
Scholastic Corp.	533	13,746
Scientific Games Corp. - Class A (b) (f)	810	24,575
Sears Holdings Corp. (b) (f)	61	4,941
Sekisui House Ltd. (f)	1,000	9,391
Service Corp. International	3,184	30,471
SES Global SA	169	4,120
Shangri-La Asia Ltd.	4,000	8,540
Sharp Corp.	1,000	13,892
Sherwin-Williams Co. (f)	123	6,550
Shimano Inc. (f)	300	13,851
Shuffle Master Inc. (b) (f)	669	3,231
Sinclair Broadcast Group Inc. - Class A	461	3,517
Six Flags Inc. (b) (f)	1,489	1,697
Skechers U.S.A. Inc. - Class A (b)	233	4,404
Skyline Corp.	194	5,058
Smith & Wesson Holding Corp. (b) (f)	215	965
Societe Television Francaise 1	210	3,598
Sonic Automotive Inc.	252	2,538
Sonic Corp. (b) (f)	565	8,526
Sony Corp.	800	30,252
Sotheby's Holdings - Class A (f)	1,422	39,446
Spartan Motors Inc.	290	1,572
Stage Stores Inc.	385	5,706
Standard-Pacific Corp. (b) (f)	1,830	6,112
Stanley Works	155	6,894
Staples Inc.	609	13,703
Starbucks Corp. (b)	594	8,726
Starwood Hotels & Resorts Worldwide Inc.	195	6,687
Steak n Shake Co. (b) (f)	531	3,659
Steiner Leisure Ltd. (b)	124	3,832
Steven Madden Ltd. (b) (f)	222	4,993
Stewart Enterprises Inc. - Class A (f)	1,248	11,120
Strayer Education Inc.	167	37,191
Sumitomo Rubber Industries Inc. (f)	600	4,781
Superior Industries International Inc.	536	9,053
Suzuki Motor Corp.	200	4,368
Swatch Group AG - Class B	44	10,209
Syms Corp. (b) (f)	402	6,858
Talbots Inc. (f)	324	4,539
Target Corp.	675	30,530
Taylor Wimpey Plc	952	736
Tempur-Pedic International Inc. (f)	603	5,662
Tenneco Inc. (b) (f)	330	4,759
Texas Roadhouse Inc. - Class A (b) (f)	865	8,027
thinkorswim Group Inc. (b)	566	4,545
Thomson Reuters Plc	170	4,590
Thor Industries Inc. (f)	325	6,377
Tiffany & Co. (f)	124	4,686

Timberland Co. - Class A (b)	858	12,304
Time Warner Inc.	3,151	45,122
TJX Cos. Inc.	404	13,619
Toll Brothers Inc. (b)	1,427	28,668
Toyota Industries Corp.	300	8,688
Toyota Motor Corp.	2,200	94,837
Tractor Supply Co. (b) (f)	421	16,002
Triarc Cos. Inc. - Class B	513	2,863
Tuesday Morning Corp. (b) (f)	1,048	4,024
TUI AG (f)	260	5,975
TUI Travel Plc	1,398	5,500
Tupperware Brands Corp.	1,301	50,739
Tween Brands Inc. (b)	245	3,374
Under Armour Inc. - Class A (b) (f)	795	23,174
Unifi Inc. (b)	2,506	7,944
UniFirst Corp.	147	6,581
Universal Electronics Inc. (b)	247	5,612
Universal Technical Institute Inc. (b)	276	4,052
Urban Outfitters Inc. (b)	1,240	40,932
Vail Resorts Inc. (b) (f)	238	9,610
Valassis Communications Inc. (b) (f)	1,210	10,672
VF Corp.	79	5,655
Viacom Inc. - Class B (b)	574	16,032
Visteon Corp. (b)	944	2,690
Vivendi Universal SA	915	38,256
Volcom Inc. (b) (f)	138	2,475
Volkswagen AG (f)	182	57,987
Volvo AB - Class B	880	10,585
Walt Disney Co.	1,611	48,894
Warnaco Group Inc. (b)	823	34,525
Washington Post Co.	11	6,801
Wet Seal Inc. (b)	2,155	9,460
Whirlpool Corp. (f)	69	5,223
William Hill Plc	631	3,909
Williams-Sonoma Inc.	1,047	18,260
Winnebago Industries Inc. (f)	270	3,445
WMS Industries Inc. (b)	336	9,468
Wolters Kluwer NV	340	7,905
Wolverine World Wide Inc.	467	12,483
WPP Group Plc	991	9,407
Wyndham Worldwide Corp.	244	4,377
Yamada Denki Co. Ltd.	100	6,777
Yamaha Motor Co. Ltd.	300	5,058
Yum! Brands Inc.	452	16,191
Zale Corp. (b) (f)	392	8,671
Zumiez Inc. (b) (f)	175	2,582
		4,502,480
CONSUMER STAPLES - 4.6%
AEON Co. Ltd.	600	7,324
Ajinomoto Co. Inc. (f)	1,000	10,279

Alberto-Culver Co.	937	25,140
Alliance One International Inc. (b)	1,105	4,939
Altria Group Inc.	1,891	38,482
American Oriental Bioengineering Inc. (b) (f)	627	5,925
Andersons Inc.	184	8,363
Anheuser-Busch Cos. Inc.	559	37,878
Archer-Daniels-Midland Co.	603	17,264
Asahi Breweries Ltd. (f)	500	9,406
Avon Products Inc.	297	12,593
Beiersdorf AG	80	5,160
BJ's Wholesale Club Inc. (b) (f)	576	21,617
Boston Beer Co. Inc. - Class A (b)	217	9,828
British American Tobacco Plc	1,295	46,734
Brown-Forman Corp. - Class B	96	6,908
Cadbury Plc	1,170	13,820
Campbell Soup Co.	192	6,985
Carrefour SA (f)	475	24,260
Casey's General Stores Inc.	440	10,824
Chattem Inc. (b) (f)	156	10,057
Chiquita Brands International Inc. (b)	488	7,491
Church & Dwight Co. Inc.	705	38,683
Clorox Co.	131	7,140
Coca Cola Hellenic Bottling Co. SA	136	3,333
Coca-Cola Co.	1,801	92,752
Coca-Cola Enterprises Inc.	289	4,893
Coca-Cola West Japan Co. Ltd. (f)	300	6,640
Colgate-Palmolive Co.	491	36,467
ConAgra Foods Inc.	389	8,434
Corn Products International Inc.	862	40,092
Costco Wholesale Corp.	376	23,568
CVS Caremark Corp.	1,198	43,727
Darling International Inc. (b)	1,416	22,911
Delhaize Group	70	3,842
Diageo Plc	1,988	34,632
Elizabeth Arden Inc. (b)	409	6,679
Energizer Holdings Inc. (b) (f)	574	40,949
Estee Lauder Cos. Inc. (f)	151	6,659
Flowers Foods Inc.	586	17,621
Foster's Group Ltd.	2,432	11,294
Fresh Del Monte Produce Inc. (b)	272	5,734
General Mills Inc.	268	17,257
Great Atlantic & Pacific Tea Co. (b) (f)	303	4,820
Green Mountain Coffee Roasters Inc. (b) (f)	242	8,797
Groupe Danone (f)	354	26,256
Hain Celestial Group Inc. (b) (f)	250	6,535
Hansen Natural Corp. (b) (f)	724	16,551
Heineken NV	164	7,620
Henkel KGaA	159	6,343
Hershey Co. (f)	150	5,516
HJ Heinz Co.	267	13,451

Hormel Foods Corp.	666	24,089
Imperial Sugar Co. (f)	85	1,188
Imperial Tobacco Group Plc	757	28,272
InBev NV	118	7,909
Ingles Markets Inc. - Class A	272	6,615
Ito En Ltd. (f)	300	4,444
J Sainsbury Plc	1,210	7,529
J&J Snack Foods Corp.	188	5,954
Japan Tobacco Inc.	3	13,983
JM Smucker Co.	534	26,027
Kao Corp.	1,000	25,945
Kellogg Co.	208	11,036
Kerry Group Plc	312	8,644
Kikkoman Corp.	1,000	12,340
Kimberly-Clark Corp.	341	19,720
Kirin Holdings Co. Ltd.	1,000	15,279
Koninklijke Ahold NV	1,028	11,696
Kraft Foods Inc. - Class A (f)	1,331	42,352
Kroger Co.	607	17,166
Lancaster Colony Corp. (f)	401	13,037
Lance Inc.	388	7,139
Longs Drug Stores Corp. (f)	244	11,407
L'Oreal SA (f)	239	25,026
Lorillard Inc. (b)	161	10,805
Meiji Dairies Corp.	1,000	5,135
Metro AG	137	7,717
Molson Coors Brewing Co.	158	8,527
Nash Finch Co.	116	4,579
NBTY Inc. (b)	623	21,487
Nestle SA	3,340	146,509
Nisshin Seifun Group Inc. (f)	1,000	13,692
Nissin Food Products Co. Ltd. (f)	200	6,546
Nu Skin Enterprises Inc.	428	6,916
Pantry Inc. (b) (f)	206	3,293
Parmalat SpA	1,722	4,264
Pepsi Bottling Group Inc.	252	7,018
PepsiAmericas Inc.	630	14,912
PepsiCo Inc.	1,426	94,915
Pernod-Ricard SA (f)	132	11,487
Philip Morris International Inc.	1,891	97,670
Pilgrim's Pride Corp. - Class B (f)	305	3,717
Prestige Brands Holdings Inc. (b)	534	5,297
Procter & Gamble Co.	2,749	180,005
Ralcorp Holdings Inc. (b) (f)	201	10,846
Reckitt Benckiser Plc	428	23,335
Reddy Ice Holdings Inc. (f)	302	3,874
Reynolds American Inc.	119	6,644
Ruddick Corp.	658	20,372
SABMiller Plc	676	13,977
Safeway Inc.	346	9,245

Sanderson Farms Inc.	153	6,080
Sara Lee Corp.	696	9,507
Seven & I Holdings Co. Ltd.	800	24,466
Smart Balance Inc. (b) (f)	794	5,876
Smithfield Foods Inc. (b) (f)	1,139	24,466
Spartan Stores Inc. (f)	157	3,734
SUPERVALU Inc.	180	4,612
Susser Holdings Corp. (b)	569	7,021
Swedish Match AB	250	4,953
SYSCO Corp.	506	14,350
Tesco Plc	6,992	49,665
Tootsie Roll Industries Inc. (f)	568	14,853
TreeHouse Foods Inc. (b)	250	6,775
Tyson Foods Inc.	472	7,033
Unilever NV	1,556	42,912
Unilever Plc	1,090	29,885
United Natural Foods Inc. (b) (f)	316	6,074
Universal Corp.	542	27,978
USANA Health Sciences Inc. (b) (f)	139	4,739
UST Inc. (f)	134	7,050
Vector Group Ltd. (f)	460	8,239
Walgreen Co.	818	28,090
Wal-Mart Stores Inc.	2,118	124,157
WD-40 Co.	220	7,517
Wesfarmers Ltd.- PPS	188	6,040
Wesfarmers Ltd. (f)	804	25,779
Whole Foods Market Inc. (f)	182	4,035
Winn-Dixie Stores Inc. (b)	688	10,932
WM Morrison Supermarkets Plc	1,649	8,412
WM Wrigley Jr. Co.	186	14,687
Woolworths Ltd.	1,105	26,059
		2,566,030
ENERGY - 7.3%
Acergy SA (f)	405	6,772
Aker Kvaerner ASA	310	7,262
Allis-Chalmers Energy Inc. (b) (f)	339	5,210
Alon USA Energy Inc.	150	1,287
American Oil & Gas Inc. (b)	1,475	4,676
Anadarko Petroleum Corp.	360	20,848
Apache Corp.	320	35,894
Arch Coal Inc.	1,446	81,424
Arena Resources Inc. (b)	366	14,973
Atlas America Inc.	289	10,705
ATP Oil & Gas Corp. (b)	197	5,605
Baker Hughes Inc.	236	19,567
Basic Energy Services Inc. (b) (f)	297	7,995
Berry Petroleum Co. - Class A	400	17,216
BG Group Plc	2,956	66,806
Bill Barrett Corp. (b)	731	30,073
BJ Services Co.	270	7,938

Bolt Technology Corp. (b)	276	6,130
BP Plc	15,763	161,783
BPZ Energy Inc. (b) (f)	476	8,592
Brigham Exploration Co. (b) (f)	802	11,228
Bristow Group Inc. (b)	216	9,718
Bronco Drilling Co. Inc. (b) (f)	395	6,913
Cairn Energy Plc (b)	78	4,208
Cal Dive International Inc. (b)	321	3,438
Callon Petroleum Corp. (b)	372	8,552
Cameron International Corp. (b)	202	9,648
CARBO Ceramics Inc.	209	11,436
Carrizo Oil & Gas Inc. (b)	269	13,541
CGG Veritas (b)	130	5,081
Cheniere Energy Inc. (b) (f)	1,289	3,906
Chesapeake Energy Corp.	469	23,520
Chevron Corp.	1,814	153,392
Cimarex Energy Co.	890	46,378
Clayton Williams Energy Inc. (b)	179	16,683
Complete Production Services Inc. (b)	368	11,717
Comstock Resources Inc. (b)	427	26,051
Concho Resources Inc. (b)	531	17,390
ConocoPhillips	1,417	115,656
Consol Energy Inc.	144	10,712
Contango Oil & Gas Co. (b)	188	16,033
Crosstex Energy Inc.	441	14,174
CVR Energy Inc. (b)	250	3,963
Dawson Geophysical Co. (b) (f)	68	4,463
Delta Petroleum Corp. (b) (f)	646	12,319
Denbury Resources Inc. (b)	2,468	69,450
Devon Energy Corp.	405	38,430
Dril-Quip Inc. (b)	317	17,162
El Paso Corp.	530	9,503
Encore Acquisition Co. (b)	610	37,741
Endeavour International Corp. (b) (f)	2,782	4,646
Energy Partners Ltd. (b)	303	3,600
ENI SpA	2,299	77,579
ENSCO International Inc.	538	37,197
EOG Resources Inc.	197	19,804
Evergreen Energy Inc. (b) (f)	2,690	4,277
EXCO Resources Inc. (b) (f)	770	20,059
Exterran Holdings Inc. (b)	738	41,653
Exxon Mobil Corp.	4,740	381,238
FMC Technologies Inc. (b)	1,322	81,673
Forest Oil Corp. (b)	849	48,418
Frontier Oil Corp.	1,026	18,725
Gasco Energy Inc. (b)	1,599	4,173
General Maritime Corp.	208	5,604
GMX Resources Inc. (b)	210	12,327
Golar LNG Ltd.	298	5,480
Goodrich Petroleum Corp. (b) (f)	208	9,537

Gran Tierra Energy Inc. (b)	871	4,416
Grey Wolf Inc. (b) (f)	2,188	18,686
Gulf Island Fabrication Inc.	211	9,358
Gulfmark Offshore Inc. (b) (f)	209	10,488
Gulfport Energy Corp. (b)	316	4,557
Halliburton Co.	762	34,153
Harvest Natural Resources Inc. (b) (f)	734	7,230
Helix Energy Solutions Group Inc. (b)	828	26,438
Helmerich & Payne Inc.	1,083	64,038
Hess Corp.	279	28,291
Hornbeck Offshore Services Inc. (b)	218	9,718
Inpex Holdings Inc.	1	10,115
International Coal Group Inc. (b) (f)	923	9,664
ION Geophysical Corp. (b)	572	9,135
James River Coal Co. (b)	218	9,450
Knightsbridge Tankers Ltd.	228	7,321
Lufkin Industries Inc.	134	11,953
Marathon Oil Corp.	611	30,226
Matrix Service Co. (b)	176	3,972
McMoRan Exploration Co. (b) (f)	409	10,973
Murphy Oil Corp.	162	12,916
Nabors Industries Ltd. (b)	267	9,735
NATCO Group Inc. (b)	245	11,674
National Oilwell Varco Inc. (b)	367	28,857
Newfield Exploration Co. (b)	1,286	62,988
Newpark Resources Inc. (b)	1,082	7,920
Nippon Mining Holdings Inc.	1,000	6,025
Nippon Oil Corp.	1,000	6,331
Noble Corp.	234	12,138
Noble Energy Inc.	205	15,143
Occidental Petroleum Corp.	752	59,280
Oilsands Quest Inc. (b) (f)	1,803	8,132
OMV AG	141	9,709
Origin Energy Ltd.	961	14,274
Overseas Shipholding Group Inc.	267	21,026
Paladin Resources Ltd. (b) (f)	1,112	5,612
Parallel Petroleum Corp. (b)	444	7,273
Parker Drilling Co. (b) (f)	955	7,707
Patriot Coal Corp. (b)	315	39,737
Patterson-UTI Energy Inc.	1,707	48,513
Peabody Energy Corp.	207	14,004
Penn Virginia Corp.	415	25,211
Petroleum Development Corp. (b) (f)	181	10,011
Petroleum Geo-Services ASA (b)	332	7,662
PetroQuest Energy Inc. (b) (f)	612	12,772
PHI Inc. (b) (f)	239	9,601
Pioneer Drilling Co. (b) (f)	474	7,532
Pioneer Natural Resources Co.	1,253	74,491
Plains Exploration & Production Co. (b)	1,299	72,705
Pride International Inc. (b)	1,625	62,985

Quicksilver Resources Inc. (b)	970	25,375
Range Resources Corp.	170	8,255
Repsol YPF SA	691	23,151
Rosetta Resources Inc. (b)	418	9,873
Rowan Cos. Inc.	197	7,841
Royal Dutch Shell Plc - Class A	3,019	107,192
Royal Dutch Shell Plc - Class B	2,283	80,171
RPC Inc.	423	7,271
Saipem SpA	175	6,766
Santos Ltd.	546	9,256
Schlumberger Ltd.	1,037	105,359
SeaDrill Ltd.	311	9,287
Ship Finance International Ltd. (f)	472	14,037
Smith International Inc.	190	14,132
Southwestern Energy Co. (b)	426	15,468
Spectra Energy Corp.	500	13,585
Statoil ASA	1,154	37,382
Stone Energy Corp. (b)	234	11,939
Sulphco Inc. (b)	1,653	5,174
Sunoco Inc.	125	5,076
Superior Energy Services Inc. (b)	763	36,189
Superior Well Services Inc. (b) (f)	305	9,687
Swift Energy Co. (b)	326	16,567
Technip SA	92	7,798
Tidewater Inc. (f)	503	30,150
Toreador Resources Corp. (b) (f)	626	4,451
Total SA	1,868	143,030
Transocean Inc. - New Shares (b)	260	35,368
Trico Marine Services Inc. (b)	204	5,206
Tri-Valley Corp. (b) (f)	781	5,514
Tullow Oil Plc	754	11,703
TXCO Resources Inc. (b) (f)	585	5,499
Uranium Resources Inc. (b) (f)	657	1,879
USEC Inc. (b) (f)	1,413	7,376
VAALCO Energy Inc. (b) (f)	1,156	7,572
Valero Energy Corp.	456	15,235
VeraSun Energy Corp. (b) (f)	1,671	10,277
Warren Resources Inc. (b)	608	7,101
Weatherford International Ltd. (b)	508	19,167
Western Refining Inc. (f)	632	5,031
Westmoreland Coal Co. (b)	323	7,510
W-H Energy Services Inc. (b)	303	27,734
Willbros Group Inc. (b)	386	14,506
Williams Cos. Inc.	449	14,390
Woodside Petroleum Ltd.	544	27,311
World Fuel Services Corp.	193	4,651
XTO Energy Inc.	466	22,009
		4,060,799
FINANCIALS - 14.1%
3i Group Plc	425	7,555

Acadia Realty Trust	312	7,079
Advance America Cash Advance Centers Inc.	532	2,910
Advanta Corp. - Class B	641	5,070
Aegon NV	1,246	14,567
Affiliated Managers Group Inc. (b)	405	34,992
AFLAC Inc.	397	22,077
Alexander's Inc. (b) (f)	19	6,740
Alexandria Real Estate Equities Inc.	374	38,619
Allianz AG	364	61,722
Allied Irish Banks Plc	725	8,972
Allstate Corp.	491	22,694
Alpha Bank AE	320	9,436
AMB Property Corp.	1,052	51,506
AMBAC Financial Group Inc.	3,288	8,286
AMCORE Financial Inc. (f)	242	1,486
American Campus Communities Inc. (f)	274	8,023
American Capital Agency Corp.	356	5,568
American Capital Ltd. (f)	148	3,007
American Equity Investment Life Holding Co.	599	5,235
American Express Co.	986	36,600
American Financial Group Inc.	637	18,454
American International Group Inc.	2,509	65,359
American Physicians Capital Inc.	178	8,861
American Safety Insurance Holdings Ltd. (b)	416	6,157
AmeriCredit Corp. (b) (f)	1,021	8,954
Ameriprise Financial Inc.	202	8,585
AMP Ltd.	1,581	9,672
AmTrust Financial Services Inc.	351	5,114
Anchor BanCorp Wisconsin Inc.	178	1,282
Anglo Irish Bank Corp. Plc (f)	477	3,788
Anthracite Capital Inc. (f)	613	3,874
Anworth Mortgage Asset Corp.	820	4,879
Aon Corp.	266	12,183
Apartment Investment & Management Co.	140	4,784
Apollo Investment Corp. (f)	2,889	46,022
Arbor Realty Trust Inc. (f)	357	3,913
Ares Capital Corp.	1,222	13,967
Argo Group International Holdings Ltd. (b)	376	12,799
Arthur J Gallagher & Co.	967	24,591
Ashford Hospitality Trust Inc.	627	2,489
Aspen Insurance Holdings Ltd.	800	20,312
Assicurazioni Generali SpA	927	32,137
Associated Bancorp	1,325	22,114
Assurant Inc.	148	8,898
Assured Guaranty Ltd. (f)	801	9,179
Astoria Financial Corp.	805	18,008
ASX Ltd.	413	13,320
Australia & New Zealand Banking Group Ltd.	1,859	28,144
AvalonBay Communities Inc.	68	6,780
Aviva Plc	1,978	19,629

AXA Asia Pacific Holdings Ltd.	1,556	6,521
AXA SA	1,318	38,738
Banca Monte dei Paschi di Siena SpA	1,462	4,149
Banca Popolare di Milano SCRL	450	4,498
Banche Popolari Unite Scpa	491	11,648
Banco Bilbao Vizcaya Argentaria SA	2,942	54,065
Banco Bilbao Vizcaya Argentaria SA - ADR	126	2,320
Banco Comercial Portugues SA	4,687	8,334
Banco de Sabadell SA (f)	554	4,509
Banco Latinoamericano de Exportaciones SA	246	4,512
Banco Popular Espanol SA (f)	816	8,893
Banco Popular SpA	658	11,822
Banco Santander SA (f)	5,186	100,955
BancTrust Financial Group Inc. (f)	1,496	11,220
Bank Mutual Corp.	843	9,863
Bank of America Corp.	4,056	133,442
Bank of East Asia Ltd.	1,200	5,788
Bank of Hawaii Corp.	582	29,327
Bank of Ireland	734	6,164
Bank of New York Mellon Corp. (a)	1,020	36,210
Bank of Yokohama Ltd. (f)	1,000	6,448
Banner Corp.	183	1,744
Barclays Plc	5,820	39,520
BB&T Corp. (f)	439	12,301
Berkshire Hills Bancorp Inc.	157	4,161
BioMed Realty Trust Inc.	505	13,029
BNP Paribas (f)	654	64,473
BOC Hong Kong Holdings Ltd.	8,500	21,399
Boston Private Financial Holdings Inc. (f)	342	2,678
Boston Properties Inc.	70	6,733
BRE Properties Inc. - Class A (f)	570	27,862
British Land Co. Plc	293	4,053
Brookline Bancorp Inc.	758	7,391
Brown & Brown Inc.	1,070	18,800
Calamos Asset Management Inc.	291	5,954
Camden National Corp.	246	7,592
Camden Property Trust	691	33,983
Capital One Financial Corp.	318	13,311
Capital Southwest Corp. (f)	91	11,865
Capital Trust Inc. - Class A (f)	156	2,406
CapitaLand Ltd.	1,000	4,127
CapLease Inc. (f)	716	5,599
Capstead Mortgage Corp.	511	5,580
Cardinal Financial Corp.	922	7,828
Cascade Bancorp (f)	251	1,875
Cash America International Inc.	203	8,558
Cathay General Bancorp (f)	905	14,426
Cedar Shopping Centers Inc.	490	6,252
Central Pacific Financial Corp.	258	2,856
Charles Schwab Corp.	812	18,587

Chemical Financial Corp.	234	6,217
Cheung Kong Holdings Ltd.	1,000	13,990
Chimera Investment Corp.	404	3,107
China Bank Ltd.	1,000	6,673
Chubb Corp.	349	16,766
Chuo Mitsui Trust Holding Inc.	1,000	6,224
Cincinnati Financial Corp.	275	7,656
CIT Group Inc.	928	7,869
Citigroup Inc.	4,722	88,254
Citizens Banking Corp. (f)	557	1,866
City Holdings Co.	257	11,431
City National Corp.	422	20,733
CME Group Inc.	47	16,926
CNP Assurances SA	70	7,806
Cohen & Steers Inc. (f)	127	3,178
Colonial BancGroup Inc. (f)	4,260	28,372
Colonial Properties Trust	575	11,477
Columbia Banking System Inc.	290	4,382
Comerica Inc.	194	5,572
Commerce Bancshares Inc.	707	30,846
Commerzbank AG	525	16,882
Commonwealth Bank of Australia (f)	1,170	43,386
Community Bank System Inc. (f)	339	8,000
Community Trust Bancorp Inc.	188	5,794
Consolidated-Tomoka Land Co.	108	4,276
Corporate Office Properties Trust SBI MD	412	16,019
Corus Bankshares Inc. (f)	449	1,756
Cousins Properties Inc. (f)	816	17,928
Credit Agricole SA	642	13,670
Credit Saison Co. Ltd. (f)	200	4,197
Credit Suisse Group	906	45,246
Cullen/Frost Bankers Inc.	627	33,068
CVB Financial Corp.	852	9,645
Daiwa Securities Group Inc.	1,000	8,668
Danske Bank A/S	392	11,077
Danvers BanCorp Inc.	541	6,378
DBS Group Holdings Ltd.	2,000	27,819
DCT Industrial Trust Inc.	1,282	10,859
Delphi Financial Group Inc.	349	8,708
Deutsche Bank AG	413	38,156
Deutsche Boerse AG	170	19,354
Deutsche Postbank AG	113	7,983
Developers Diversified Realty Corp. (f)	160	5,114
Dexia SA	651	8,821
Diamond Hill Investment Group Inc. (b) (f)	78	7,194
DiamondRock Hospitality Co.	1,068	9,847
Discover Financial Services	401	5,875
DnB NOR ASA (f)	637	8,135
Dollar Financial Corp. (b) (f)	238	4,603
Doral Financial Corp. (b) (f)	410	5,695

Downey Financial Corp. (f)	172	363
Duke Realty Corp.	1,399	34,597
DuPont Fabros Technology Inc.	502	8,208
East West Bancorp Inc.	1,764	21,009
EastGroup Properties Inc.	169	7,842
Eaton Vance Corp.	1,244	46,202
Education Realty Trust Inc.	528	5,914
EFG Eurobank Ergasias SA	237	5,880
Employer Holdings Inc.	440	7,841
Enstar Group Ltd. (b) (f)	51	5,189
Entertainment Properties Trust	264	14,161
Equity Lifestyle Properties Inc.	162	7,778
Equity One Inc. (f)	659	12,725
Equity Residential	180	7,771
Erste Bank der Oesterreichischen Sparkassen AG (f)	208	13,263
Everest Re Group Ltd.	618	50,552
Extra Space Storage Inc.	883	12,512
EZCORP Inc. - Class A (b)	480	8,630
Fannie Mae	1,099	12,639
FBL Financial Group Inc. - Class A	175	3,649
Federal Realty Investors Trust (f)	641	46,543
Federated Investors Inc. - Class B	307	10,088
FelCor Lodging Trust Inc.	414	3,308
Fidelity National Financial Inc. - Class A	2,261	30,207
Fifth Third Bancorp (f)	497	6,943
Financial Federal Corp.	265	6,108
First American Corp.	919	23,159
First Bancorp / Puerto Rico (f)	818	7,158
First Busey Corp. (f)	340	4,835
First Cash Financial Services Inc. (b) (f)	302	5,759
First Commonwealth Financial Corp. (f)	538	6,133
First Financial Bankshares Inc. (f)	151	6,929
First Financial Northwest Inc.	632	6,257
First Industrial Realty Trust Inc. (f)	303	7,511
First Marblehead Corp. (f)	1,931	4,847
First Merchants Corp.	484	10,164
First Midwest Bancorp Inc. (f)	632	12,975
First Niagara Financial Group Inc.	1,889	26,427
First Potomac Realty Trust	268	4,256
FirstFed Financial Corp. (b) (f)	153	1,224
FirstMerit Corp.	1,592	31,331
Flagstar Bancorp Inc. (f)	744	3,303
FNB Corp.	707	8,010
Fondiaria-Sai SpA	163	5,386
Forestar Real Estate Group Inc. (b)	325	5,876
Fortis	1,696	23,821
Fox Chase Bancorp Inc. (b)	565	6,661
FPIC Insurance Group Inc. (b)	177	8,841
Franklin Resources Inc.	147	14,790
Franklin Street Properties Corp.	431	5,288

Freddie Mac (f)	542	4,428
Friedman Billings Ramsey Group Inc. - Class A	2,367	4,237
Friends Provident Plc	1,880	3,115
Frontier Financial Corp. (f)	329	3,800
Fukuoka Financial Group Inc.	1,000	4,178
FX Real Estate and Entertainment Inc. (b)	133	243
Gecina SA (f)	41	4,851
General Growth Properties Inc. (f)	340	9,319
Genworth Financial Inc. - Class A	498	7,953
Getty Realty Corp.	252	4,715
GFI Group Inc. (f)	500	5,045
Glacier Bancorp Inc. (f)	505	10,943
Gladstone Investment Corp. (f)	1,774	14,015
GLG Partners Inc. (f)	630	5,815
Glimcher Realty Trust	292	2,719
Goldman Sachs Group Inc.	349	64,230
Goodman Group	1,302	3,077
GPT Group	1,701	2,410
Gramercy Capital Corp. (f)	378	2,555
Green Bankshares Inc. (f)	196	2,701
Greenhill & Co. Inc. (f)	137	8,416
Groupe Bruxelles Lambert SA	70	7,765
Guaranty Financial Group Inc. (b) (f)	1,191	3,942
Hammerson Plc	253	4,784
Hancock Holding Co.	202	9,068
Hang Lung Properties Ltd.	2,000	6,282
Hang Seng Bank Ltd.	700	13,700
Hanmi Financial Corp.	727	3,853
Hanover Insurance Group Inc.	448	19,228
Harleysville Group Inc.	205	7,304
Harleysville National Corp. (f)	515	7,401
Harris & Harris Group Inc. (b)	1,249	8,456
Hartford Financial Services Group Inc.	256	16,228
HBOS Plc	4,428	25,269
HCC Insurance Holdings Inc.	1,086	24,598
HCP Inc.	183	6,601
Health Care Real Estate Investment Trust	838	41,791
Healthcare Realty Trust Inc.	604	17,522
Henderson Land Development Co. Ltd.	1,000	6,190
Hersha Hospitality Trust	761	5,403
Highwoods Properties Inc.	1,172	42,778
Hilb Rogal & Hobbs Co.	433	18,771
Hilltop Holdings Inc. (b)	670	6,908
Home Federal Bancorp Inc.	700	7,210
Home Properties Inc.	339	18,652
Hong Kong Exchanges & Clearing Ltd. (f)	1,000	14,725
Horace Mann Educators Corp.	756	10,478
Hospitality Properties Trust	892	19,000
Host Hotels & Resorts Inc.	430	5,637
HSBC Holdings Plc	9,748	161,212

Hudson City Bancorp Inc.	444	8,107
Huntington Bancshares Inc. (f)	435	3,054
Hypo Real Estate Holding AG (f)	226	6,322
IberiaBank Corp.	152	7,825
ICAP Plc	833	8,218
Independent Bank Corp.	353	9,234
Infinity Property & Casualty Corp.	163	7,263
ING Groep NV (f)	1,494	48,718
Inland Real Estate Corp.	457	6,832
Insurance Australia Group Ltd.	2,247	8,220
Interactive Brokers Group Inc. (b)	291	8,165
IntercontinentalExchange Inc. (b)	62	6,188
International Bancshares Corp.	401	9,865
Intesa Sanpaolo SpA - RNC	840	4,406
Intesa Sanpaolo SpA	6,262	35,166
Investec Plc	604	4,017
Investor AB - Class B	295	6,418
Investors Bancorp Inc. (b) (f)	496	7,544
Investors Real Estate Trust	437	4,589
IPC Holdings Ltd.	462	14,830
Janus Capital Group Inc.	229	6,948
Japan Prime Realty Investment Corp. (f)	2	4,821
Japan Real Estate Investment Corp.	1	10,252
Japan Retail Fund Investment Corp.	1	5,083
Jefferies Group Inc. (f)	1,638	31,106
JER Investors Trust Inc. (f)	616	3,708
Jones Lang LaSalle Inc.	395	18,818
JPMorgan Chase & Co.	2,976	120,915
Julius Baer Holding AG	151	9,573
KBC Groep NV	147	14,917
KBW Inc. (b) (f)	213	5,627
KeyCorp	436	4,600
Kimco Realty Corp.	174	6,140
Klepierre (f)	123	4,979
Knight Capital Group Inc. (b)	737	12,079
LaBranche & Co. Inc. (b)	1,040	7,186
Land Securities Group Plc	254	6,463
LandAmerica Financial Group Inc. (f)	181	2,080
LaSalle Hotel Properties	261	5,927
Legal & General Group Plc	5,272	10,147
Legg Mason Inc. (f)	109	4,398
Lehman Brothers Holdings Inc.	421	7,300
Lend Lease Corp. Ltd.	537	5,036
Leopalace21 Corp.	200	2,687
Leucadia National Corp.	230	10,297
Lexington Realty Trust	485	6,984
Liberty International Plc (f)	285	5,262
Liberty Property Trust	922	33,561
Lincoln National Corp.	225	10,733
Link Real Estate Investment Trust	4,000	8,926

Lloyds TSB Group Plc	4,318	25,179
Loews Corp.	349	15,551
London Stock Exchange Group Plc	249	4,066
LTC Properties Inc.	286	8,360
M&T Bank Corp. (f)	121	8,516
Macerich Co.	698	38,620
Mack-Cali Realty Corp.	684	26,252
Macquarie Group Ltd. (f)	203	9,685
Maguire Properties Inc. (f)	228	2,460
Man Group Plc	1,116	13,480
Mapfre SA (f)	1,730	8,618
MarketAxess Holdings Inc. (b)	366	3,543
Marsh & McLennan Cos. Inc.	450	12,713
Marshall & Ilsley Corp.	339	5,153
Max Capital Group Ltd.	438	10,280
MB Financial Inc. (f)	355	8,779
MBIA Inc. (f)	117	694
MCG Capital Corp.	438	2,094
Medallion Financial Corp.	685	6,768
Medical Properties Trust Inc. (f)	510	5,656
Mediobanca SpA	689	10,019
Mercury General Corp. (f)	420	21,214
Merrill Lynch & Co. Inc.	850	22,653
MetLife Inc.	596	30,259
MFA Mortgage Investments Inc.	1,014	6,540
Mid-America Apartment Communities Inc.	308	17,701
Millea Holdings Inc.	600	22,512
Mitsubishi Estate Co. Ltd.	1,000	24,084
Mitsubishi UFJ Financial Group Inc.	8,500	75,057
Mitsui Fudosan Co. Ltd.	1,000	22,624
Mitsui Sumitomo Insurance Group Holdings Inc. (b)	300	9,944
Mizuho Financial Group Inc.	8	38,306
Montpelier Re Holdings Ltd. (f)	812	12,748
Moody's Corp. (f)	193	6,718
Morgan Stanley	898	35,453
Muenchener Rueckversicherungs AG	163	27,057
National Australia Bank Ltd.	1,461	33,539
National Bank of Greece SA	740	34,858
National City Corp. (f)	693	3,278
National Financial Partners Corp. (f)	290	6,047
National Health Investors Inc.	236	7,290
National Penn Bancshares Inc.	1,019	13,685
National Retail Properties Inc.	738	15,601
National Western Life Insurance Co. (f)	27	6,395
Nationwide Health Properties Inc.	1,128	41,860
Natixis (f)	221	1,787
Navigators Group Inc. (b)	162	7,705
NBT Bancorp Inc.	258	6,396
Nelnet Inc. - Class A	285	3,072
New World Development Co. Ltd.	3,000	5,593

New York Community Bancorp Inc.	3,653	60,713
NewAlliance Bancshares Inc.	1,469	19,068
Nippon Building Fund Inc.	1	11,806
Nomura Holdings Inc.	1,800	25,976
Nomura Real Estate Office Fund Inc.	1	7,465
Nordea Bank AB	2,047	29,012
Northern Trust Corp.	161	12,585
NorthStar Realty Finance Corp.	964	8,078
Northwest Bancorp Inc.	238	6,176
NTT Urban Development Corp.	4	5,516
NYSE Euronext	279	13,180
Ocwen Financial Corp. (b) (f)	991	5,986
Odyssey Re Holdings Corp.	209	8,166
Old Mutual Plc	4,362	8,325
Old National Bancorp (f)	547	8,303
Old Republic International Corp.	2,214	23,247
Omega Healthcare Investors Inc.	829	14,317
One Liberty Properties Inc.	435	7,395
optionsXpress Holdings Inc.	317	7,865
ORIX Corp.	80	12,112
Oversea-Chinese Banking Corp.	6,000	36,690
Pacific Capital Bancorp (f)	414	5,411
PacWest Bancorp (f)	462	8,602
Park National Corp. (f)	126	7,891
Parkway Properties Inc.	153	5,399
Pennsylvania Real Estate Investment Trust	281	5,176
PHH Corp. (b) (f)	412	6,382
Philadelphia Consolidated Holding Co. (b)	574	33,550
Phoenix Cos. Inc.	821	7,988
Pico Holdings Inc. (b)	224	10,362
Pinnacle Financial Partners Inc. (b) (f)	301	7,588
Piper Jaffray Cos. (b)	134	4,757
Piraeus Bank SA	286	8,541
Platinum Underwriters Holdings Ltd.	435	15,704
Plum Creek Timber Co. Inc. (f)	196	9,549
PMI Group Inc. (f)	3,477	8,727
PNC Financial Services Group Inc.	352	25,094
Portfolio Recovery Associates Inc. (b) (f)	167	6,658
Post Properties Inc.	304	9,664
Potlatch Corp.	780	36,325
PremierWest Bancorp (f)	1,961	14,100
Presidential Life Corp.	355	5,694
Primus Guaranty Ltd. (b) (f)	634	2,435
Principal Financial Group Inc.	270	11,478
PrivateBancorp Inc.	187	5,526
ProAssurance Corp. (b)	298	14,584
Progressive Corp.	769	15,572
Prologis	266	13,002
Prosperity Bancshares Inc.	341	10,946
Protective Life Corp.	703	25,280

Provident Bankshares Corp. (f)	380	3,458
Provident Financial Services Inc. (f)	1,028	14,999
Provident New York Bancorp	380	4,666
Prudential Financial Inc. (f)	392	27,036
Prudential plc (a)	1,869	20,015
PS Business Parks Inc.	110	5,786
Public Storage Inc.	80	6,551
QBE Insurance Group Ltd.	909	19,189
Radian Group Inc. (f)	3,828	6,661
Raiffeisen International Bank Holding AG (f)	61	7,559
RAIT Investment Trust (f)	605	4,023
Ramco-Gershenson Properties Trust	205	4,432
Raymond James Financial Inc.	875	25,288
Rayonier Inc.	791	36,956
Realty Income Corp.	1,810	45,594
Redwood Trust Inc. (f)	330	7,204
Regency Centers Corp.	672	39,984
Regions Financial Corp. (f)	589	5,584
Renasant Corp. (f)	357	6,322
Resona Holdings Inc. (f)	4	5,753
Resource Capital Corp.	602	4,027
RiskMetrics Group Inc. (b)	285	5,136
RLI Corp.	199	10,869
Royal Bank of Scotland Group Plc	12,503	51,876
RSA Insurance Group Plc	3,567	9,261
S&T Bancorp Inc.	225	7,547
Safeco Corp.	108	7,145
Safety Insurance Group Inc.	154	6,540
Sampo Oyj	333	8,365
Sandy Spring Bancorp Inc. (f)	175	2,907
Saul Centers Inc.	141	6,834
SBI Holdings Inc. (f)	23	5,433
Seacoast Banking Corp. (f)	345	2,922
SEI Investments Co.	1,136	26,162
Selective Insurance Group	492	10,627
Senior Housing Properties Trust	905	19,050
Shizuoka Bank Ltd.	1,000	10,699
Signature Bank (b)	252	7,416
Simon Property Group Inc. (f)	201	18,619
Singapore Exchange Ltd.	1,000	4,915
Skandinaviska Enskilda Banken AB	576	11,814
SLM Corp. (b)	336	5,756
Smithtown Bancorp Inc. (f)	354	6,705
Societe Generale - Class A (f)	443	40,995
Sompo Japan Insurance Inc.	1,000	9,895
South Financial Group Inc. (f)	539	3,250
Sovereign Bancorp Inc. (f)	399	3,798
Sovran Self Storage Inc.	147	6,146
St. George Bank Ltd.	402	10,392
StanCorp Financial Group Inc.	572	28,251

Standard Chartered Plc	1,130	34,404
Standard Life Plc	1,947	8,723
State Auto Financial Corp.	225	6,505
State Bancorp. Inc. (f)	629	7,982
State Street Corp.	345	24,716
StellarOne Corp.	465	7,854
Sterling Bancshares Inc.	614	5,968
Sterling Financial Corp. / WA	338	2,528
Stewart Information Services Corp. (f)	180	3,142
Stifel Financial Corp. (b) (f)	303	12,759
Stockland Corp. Ltd.	1,232	5,318
Strategic Hotels & Resorts Inc.	512	4,040
Sumitomo Mitsui Financial Group Inc.	5	38,794
Sumitomo Trust & Banking Co. Ltd.	1,000	6,886
Sun Communities Inc.	437	7,420
Sun Hung Kai Properties Ltd.	2,000	29,662
Suncorp-Metway Ltd.	1,157	14,461
Sunstone Hotel Investors Inc.	450	5,823
SunTrust Banks Inc. (f)	286	11,743
Susquehanna Bancshares Inc.	715	10,239
SVB Financial Group (b) (f)	595	34,266
Svenska Handelsbanken - Class A	698	17,672
Swedbank AB (f)	215	4,460
Swire Pacific Ltd.	1,000	10,681
Swiss Life Holding (b)	31	7,970
Swiss Reinsurance	281	17,474
Synovus Financial Corp. (f)	3,226	30,679
T&D Holdings Inc.	200	12,619
T. Rowe Price Group Inc.	220	13,167
Tanger Factory Outlet Centers Inc.	380	14,189
TCF Financial Corp.	1,168	14,892
Tejon Ranch Co. (b) (f)	140	4,248
Texas Capital Bancshares Inc. (b) (f)	390	6,299
Tokyu Land Corp.	1,000	5,011
Tompkins Financial Corp.	231	9,866
Torchmark Corp.	197	11,436
Tower Group Inc.	251	5,718
Travelers Cos. Inc.	538	23,737
TrustCo Bank Corp. (f)	701	6,120
Trustmark Corp.	383	6,917
U.S. Bancorp	1,565	47,905
UBS AG (b)	2,489	47,774
UCBH Holdings Inc. (f)	807	3,639
UDR Inc.	1,343	34,300
UMB Financial Corp. (f)	410	22,579
Umpqua Holdings Corp. (f)	470	6,383
Unibail-Rodamco	94	21,029
UniCredito Italiano SpA	9,264	55,193
United America Indemnity Ltd. (b)	223	2,905
United Bankshares Inc.	293	7,381
United Community Banks Inc. (f)	326	3,471
United Financial Bancorp Inc.	965	11,570
United Fire & Casualty Co.	233	6,331
United Overseas Bank Ltd.	2,000	28,280
Unitrin Inc.	610	16,830
Universal Health Realty Income Trust (f)	221	7,728
Unum Group	375	9,060
Urstadt Biddle Properties Inc. - Class A	469	7,762
U-Store-It Trust	380	4,427
Validus Holdings Ltd.	623	14,211
Vornado Realty Trust	74	7,035
Wachovia Corp. (f)	1,819	31,414
Waddell & Reed Financial Inc. - Class A	1,015	33,901
Washington Federal Inc.	1,021	18,991
Washington Mutual Inc.	736	3,922
Washington Real Estate Investment Trust	420	14,389
Webster Financial Corp.	598	11,876
Weingarten Realty Investors (f)	794	24,209
Wells Fargo & Co.	3,272	99,043
WesBanco Inc.	233	5,310
West Coast Bancorp	286	3,148
WestAmerica Bancorp	689	35,828
Westfield Group (f)	1,167	17,612
Westpac Banking Corp. (f)	2,044	41,035
Wharf Holdings Ltd.	2,000	8,840
Wilmington Trust Corp.	789	18,597
Wing Hang Bank Ltd.	500	6,687
Winthrop Realty Trust	1,252	5,046
Wintrust Financial Corp.	259	5,348
World Acceptance Corp. (b) (f)	166	5,438
WR Berkley Corp.	1,557	36,776
WSFS Financial Corp.	177	9,638
XL Capital Ltd. - Class A (f)	202	3,613
Zenith National Insurance Corp.	293	10,082
Zions Bancorp	137	4,009
Zurich Financial Services AG	114	29,963
		7,803,913

HEALTH CARE - 8.5%
Abaxis Inc. (b)	345	6,862
Abbott Laboratories	1,377	77,580
Abiomed Inc. (b)	510	9,042
Acadia Pharmaceuticals Inc. (b) (f)	536	1,597
Accelrys Inc. (b)	1,214	6,786
Acorda Therapeutics Inc. (b)	409	13,419
Advanced Medical Optics Inc. (b) (f)	531	9,218
Aetna Inc.	417	17,101
Affymetrix Inc. (b)	1,096	8,636
Air Methods Corp. (b)	279	7,999
Akorn Inc. (b) (f)	1,248	6,402
Alexion Pharmaceuticals Inc. (b) (f)	350	32,813
Alfresa Holdings Corp. (f)	100	6,140
Align Technology Inc. (b) (f)	558	5,586
Alkermes Inc. (b) (f)	696	10,962
Allergan Inc.	212	11,009
Allscripts Healthcare Solutions Inc. (b) (f)	690	8,315
Almost Family Inc. (b)	233	7,654
Alnylam Pharmaceuticals Inc. (b) (f)	364	12,660
Alpharma Inc. - Class A (b) (f)	324	7,358
AMAG Pharmaceuticals Inc. (b) (f)	131	5,371
Amedisys Inc. (b)	237	15,196
American Medical Systems Holdings Inc. (b) (f)	502	8,268
AMERIGROUP Corp. (b)	354	8,992
AmerisourceBergen Corp.	173	7,244
Amgen Inc. (b)	1,007	63,068
AMN Healthcare Services Inc. (b) (f)	283	5,349
Amsurg Corp. (b)	339	9,085
Analogic Corp.	139	10,172
AngioDynamics Inc. (b)	392	6,225
Applied Biosystems Inc.	213	7,866
Apria Healthcare Group Inc. (b)	687	13,197
Arena Pharmaceuticals Inc. (b) (f)	604	4,095
Ariad Pharmaceuticals Inc. (b) (f)	1,518	4,964
Array BioPharma Inc. (b) (f)	604	4,717
ArthroCare Corp. (b) (f)	195	4,122
Assisted Living Concepts Inc. (b)	639	3,668
Astellas Pharma Inc.	500	21,680
AstraZeneca Plc	1,280	62,212
Auxilium Pharmaceuticals Inc. (b) (f)	531	19,700
Barr Pharmaceuticals Inc. (b)	156	10,293
Baxter International Inc.	595	40,823
Bayer AG	608	52,325
Beckman Coulter Inc.	643	46,515
Becton Dickinson & Co.	244	20,718
Biogen Idec Inc. (b)	245	17,091
Bio-Rad Laboratories Inc. - Class A (b)	206	18,355
Boston Scientific Corp. (b)	939	11,165
Bristol-Myers Squibb Co.	1,742	36,791
Bruker BioSciences Corp. (b) (f)	752	10,393
Caliper Life Sciences Inc. (b)	2,155	8,555

Cardiac Science Corp. (b)	786	6,995
Cardinal Health Inc.	296	15,904
Celera Corp. (b)	558	7,617
Celgene Corp. (b)	370	27,931
Centene Corp. (b)	321	7,162
Cephalon Inc. (b) (f)	757	55,382
Cepheid Inc. (b)	613	10,495
Cerner Corp. (b) (f)	751	33,540
Charles River Laboratories International Inc. (b)	741	49,247
Chemed Corp.	211	9,031
Chugai Pharmaceutical Co. Ltd.	400	6,396
Cie Generale d'Optique Essilor International SA (f)	164	8,099
Cigna Corp.	240	8,885
Community Health Systems Inc. (b)	1,162	38,323
Computer Programs & Systems Inc.	229	5,675
Conceptus Inc. (b) (f)	366	6,248
Conmed Corp. (b)	337	10,241
Cougar Biotechnology Inc. (b) (f)	245	8,244
Covance Inc. (b)	644	59,119
Coventry Health Care Inc. (b) (f)	156	5,518
Covidien Ltd.	379	18,662
CR Bard Inc.	94	8,727
Cross Country Healthcare Inc. (b)	357	5,694
CSL Ltd.	453	14,647
Cubist Pharmaceuticals Inc. (b) (f)	431	9,766
CV Therapeutics Inc. (b)	559	5,238
Cyberonics Inc. (b)	378	10,440
Cypress Bioscience Inc. (b)	335	2,915
Daiichi Sankyo Co. Ltd.	700	20,900
Datascope Corp.	214	9,990
Dendreon Corp. (b) (f)	1,349	7,986
DENTSPLY International Inc.	1,524	61,341
DepoMed Inc. (b)	1,830	7,137
Dionex Corp. (b)	138	9,594
Durect Corp. (b) (f)	1,233	5,475
Eclipsys Corp. (b) (f)	379	8,357
Edwards Lifesciences Corp. (b) (f)	637	39,927
Eisai Co. Ltd. (f)	100	3,581
Elan Corp. Plc (b)	550	11,204
Eli Lilly & Co.	838	39,478
Endo Pharmaceuticals Holdings Inc. (b)	1,322	30,604
Enzo Biochem Inc. (b) (f)	468	6,650
Enzon Pharmaceuticals Inc. (b)	805	6,585
eResearch Technology Inc. (b)	285	4,150
Exelixis Inc. (b) (f)	867	6,069
Express Scripts Inc. (b)	224	15,801
Five Star Quality Care Inc. (b) (f)	1,150	5,049
Forest Laboratories Inc. (b)	222	7,883
Fresenius Medical Care AG & Co. KGaA	177	9,750
Gen-Probe Inc. (b)	604	32,205

Gentiva Health Services Inc. (b) (f)	409	10,446
Genzyme Corp. (b)	200	15,330
Geron Corp. (b) (f)	888	3,960
Getinge AB - Class B	348	8,065
Gilead Sciences Inc. (b)	819	44,210
GlaxoSmithKline Plc	4,605	107,344
Greatbatch Inc. (b) (f)	290	5,933
Haemonetics Corp. (b)	206	11,960
Halozyme Therapeutics Inc. (b)	696	5,575
Hanger Orthopedic Group Inc. (b)	418	7,127
Health Management Associates Inc. (b)	2,643	16,254
Health Net Inc. (b)	1,368	38,249
HealthExtras Inc. (b)	228	6,842
HealthSouth Corp. (b) (f)	859	14,105
HealthSpring Inc. (b)	347	6,749
Healthways Inc. (b)	241	6,124
Henry Schein Inc. (b) (f)	879	47,079
Hill-Rom Holdings Inc.	619	17,388
HMS Holdings Corp. (b)	302	7,514
Hologic Inc. (b) (f)	2,832	52,307
Hospira Inc. (b)	232	8,853
Human Genome Sciences Inc. (b)	895	5,934
Humana Inc. (b)	141	6,191
ICU Medical Inc. (b)	161	4,577
Idevus Pharmaceuticals Inc. (b) (f)	1,099	2,011
Idexx Laboratories Inc. (b)	664	35,524
Immucor Inc. (b)	688	20,729
Immunogen Inc. (b)	2,050	9,430
IMS Health Inc.	284	5,936
Incyte Corp. (b)	1,336	12,371
Inspire Pharmaceuticals Inc. (b)	1,406	5,315
Integra LifeSciences Holdings Corp. (b) (f)	183	8,356
InterMune Inc. (b)	254	4,364
Intuitive Surgical Inc. (b)	51	15,876
Invacare Corp.	318	7,483
inVentiv Health Inc. (b)	221	5,339
Invitrogen Corp. (b)	1,007	44,660
IRIS International Inc. (b)	397	6,701
Isis Pharmaceuticals Inc. (b) (f)	701	12,008
Johnson & Johnson	2,470	169,121
Kendle International Inc. (b)	187	7,695
Kensey Nash Corp. (b) (f)	245	8,509
Kindred Healthcare Inc. (b)	533	14,375
Kinetic Concepts Inc. (b) (f)	574	20,061
KV Pharmaceutical Co. - Class A (b)	328	6,721
Laboratory Corp. of America Holdings (b)	106	7,163
Landauer Inc.	162	10,421
Lexicon Genetics Inc. (b)	3,873	9,528
LHC Group Inc. (b)	274	7,677
LifePoint Hospitals Inc. (b)	530	15,174

Ligand Pharmaceuticals Inc. - Class B (b)	958	3,190
Lincare Holdings Inc. (b)	820	26,420
Lonza Group AG (f)	24	3,479
Luminex Corp. (b) (f)	614	13,508
Magellan Health Services Inc. (b)	504	21,042
MannKind Corp. (b) (f)	530	1,924
Martek Biosciences Corp. (b)	458	17,225
Masimo Corp. (b)	445	16,808
McKesson Corp.	221	12,374
Medarex Inc. (b)	1,557	15,383
Medco Health Solutions Inc. (b)	444	22,014
Mediceo Paltac Holdings Co. Ltd.	400	6,677
Medicines Co. (b)	331	7,352
Medics Pharmaceutical Corp.	1,290	23,684
Medivation Inc. (b) (f)	323	6,460
Medtronic Inc.	1,015	53,622
Mentor Corp.	258	6,401
Merck & Co. Inc.	1,889	62,148
Merck KGaA	75	9,062
Meridian Bioscience Inc.	289	7,517
Merit Medical Systems Inc. (b)	492	9,943
Mitsubishi Tanabe Pharma Corp.	1,000	13,023
Molina Healthcare Inc. (b) (f)	240	7,162
Momenta Pharmaceuticals Inc. (b)	496	8,224
Mylan Inc. (b) (f)	384	4,980
Myriad Genetics Inc. (b) (f)	439	29,194
Nabi Biopharmaceuticals (b) (f)	1,150	6,176
Nektar Therapeutics (b) (f)	936	4,661
Neurocrine Biosciences Inc. (b) (f)	749	3,475
Nobel Biocare Holding AG	130	3,996
Novartis AG	1,865	110,717
Noven Pharmaceuticals Inc. (b)	306	3,801
Novo-Nordisk A/S - Class B	352	22,319
NPS Pharmaceuticals Inc. (b) (f)	1,504	8,046
NuVasive Inc. (b) (f)	338	18,985
Omnicare Inc.	1,261	37,124
Omnicell Inc. (b)	419	6,809
OMRIX Biopharmaceuticals Inc. (b)	207	3,850
Onyx Pharmaceuticals Inc. (b) (f)	487	19,724
OraSure Technologies Inc. (b)	810	3,353
Orthofix International NV (b)	132	3,140
OSI Pharmaceuticals Inc. (b) (f)	572	30,104
Owens & Minor Inc. (f)	440	20,205
Palomar Medical Technologies Inc. (b)	407	5,206
Par Pharmaceutical Cos. Inc. (b)	733	12,681
Parexel International Corp. (b)	538	15,726
Patterson Cos. Inc. (b)	184	5,746
PDL BioPharma Inc.	2,148	23,993
Perrigo Co.	935	32,940
Pfizer Inc.	6,053	113,010

Pharmaceutical Product Development Inc.	1,067	40,695
PharmaNet Development Group Inc. (b)	353	8,518
PharMerica Corp. (b)	209	4,943
Phase Forward Inc. (b)	397	7,305
Progenics Pharmaceuticals Inc. (b)	303	5,000
PSS World Medical Inc. (b) (f)	457	7,659
Psychiatric Solutions Inc. (b) (f)	1,035	36,246
Quest Diagnostics Inc.	147	7,815
Quidel Corp. (b)	573	11,609
Regeneron Pharmaceuticals Inc. (b)	744	16,286
RehabCare Group Inc. (b)	297	4,918
Res-Care Inc. (b)	319	5,857
Resmed Inc. (b)	815	30,823
Rigel Pharmaceuticals Inc. (b)	657	16,714
Roche Holding AG	611	112,889
Salix Pharmaceuticals Ltd. (b) (f)	641	5,115
Sangamo Biosciences Inc. (b) (f)	690	7,556
Sanofi-Aventis (f)	842	59,103
Santen Pharmaceutical Co. Ltd.	300	8,184
Savient Pharmaceuticals Inc. (b)	696	18,500
Schering-Plough Corp.	1,290	27,193
Sciele Pharma Inc. (f)	325	6,061
Seattle Genetics Inc. (b)	753	8,554
Sepracor Inc. (b)	1,163	20,329
Sequenom Inc. (b)	443	9,462
Sirona Dental Systems Inc. (b) (f)	203	5,038
Smith & Nephew Plc	783	8,361
Somanetics Corp. (b)	324	7,102
Sonic Healthcare Ltd.	665	8,653
SonoSite Inc. (b) (f)	192	6,290
Sonova Holding AG	72	5,233
Spectranetics Corp. (b)	534	4,779
St. Jude Medical Inc. (b)	308	14,347
Stereotaxis Inc. (b) (f)	488	3,484
STERIS Corp.	1,295	44,250
Stryker Corp.	195	12,517
Sun Healthcare Group Inc. (b)	444	6,345
Sunrise Senior Living Inc. (b)	343	6,150
SurModics Inc. (b) (f)	133	5,598
Suzuken Co. Ltd. (f)	200	6,874
Symmetry Medical Inc. (b)	424	7,085
Synthes Inc.	57	7,882
Takeda Pharmaceutical Co. Ltd.	700	37,166
Techne Corp. (b)	346	27,514
Terumo Corp.	200	10,328
Theravance Inc. (b) (f)	983	15,708
Thermo Fisher Scientific Inc. (b)	359	21,727
Thoratec Corp. (b)	444	8,329
Trizetto Group (b)	425	9,269
UCB SA	114	3,902

United Therapeutics Corp. (b)	231	26,193
UnitedHealth Group Inc.	1,078	30,270
Universal American Corp. (b)	285	2,990
Universal Health Services Inc.	596	36,130
Valeant Pharmaceutical International (b) (f)	1,900	32,528
Varian Inc. (b)	637	31,468
Varian Medical Systems Inc. (b)	228	13,680
VCA Antech Inc. (b) (f)	1,125	32,783
Vertex Pharmaceuticals Inc. (b)	1,535	52,958
ViroPharma Inc. (b) (f)	533	6,561
Vital Images Inc. (b) (f)	224	3,405
Vital Signs Inc.	121	8,851
Volcano Corp. (b)	334	5,067
Waters Corp. (b)	86	5,843
WellCare Health Plans Inc. (b)	406	15,968
WellPoint Inc. (b)	490	25,701
West Pharmaceutical Services Inc.	346	15,888
William Demant Holding AS (b) (f)	96	5,799
Wright Medical Group Inc. (b) (f)	335	10,549
Wyeth	1,141	46,233
XenoPort Inc. (b)	319	14,617
XOMA Ltd. (b) (f)	2,201	5,062
Zimmer Holdings Inc. (b)	168	11,577
Zoll Medical Corp. (b)	268	8,442
ZymoGenetics Inc. (b) (f)	501	4,309
		4,720,615
INDUSTRIALS - 11.0%
3M Co.	577	40,615
A P Moller - Maersk A/S	1	11,627
AAR Corp. (b)	267	4,590
ABB Ltd. (b)	1,843	48,317
Abertis Infraestructuras SA	222	4,709
ABM Industries Inc.	475	11,367
Acciona SA (f)	42	8,826
ACCO Brands Corp. (b) (f)	346	2,965
ACS Actividades de Construccion y Servicios SA	138	6,785
Actuant Corp. - Class A	474	14,438
Acuity Brands Inc.	418	17,079
Adecco SA	114	5,221
Administaff Inc.	182	5,225
Advanced Battery Technologies Inc. (b) (f)	1,219	6,875
Advisory Board Co. (b) (f)	164	6,289
AGCO Corp. (b)	905	54,164
Aircastle Ltd. (f)	1,449	15,867
AirTran Holdings Inc. (b) (f)	1,497	4,371
Alaska Air Group Inc. (b) (f)	673	12,033
Albany International Corp.	220	6,314
Alexander & Baldwin Inc.	513	22,259
Alfa Laval AB	692	10,761
Alliant Techsystems Inc. (b) (f)	317	31,380

Alstom RGPT	172	19,253
AMERCO Inc. (b)	90	4,145
American Commercial Lines Inc. (b) (f)	432	4,946
American Ecology Corp.	270	8,508
American Reprographics Co. (b) (f)	234	3,746
American Science & Engineering Inc.	131	7,404
American Superconductor Corp. (b) (f)	312	12,321
Ameron International Corp.	102	13,188
Ametek Inc.	1,156	55,326
Angelica Corp.	294	6,450
AO Smith Corp.	208	8,258
Apogee Enterprises Inc.	242	4,182
Applied Industrial Technology Inc.	309	8,256
Applied Signal Technology Inc.	430	6,295
Arkansas Best Corp.	217	8,059
Asahi Glass Co. Ltd. (f)	1,000	11,049
Asciano Group	597	2,363
Astec Industries Inc. (b)	222	7,086
Atlantia SpA	247	6,608
Atlas Air Worldwide Holdings Inc. (b)	175	8,423
Atlas Copco AB - Class A	544	8,422
Atlas Copco AB - Class B	193	2,711
Avery Dennison Corp.	115	5,061
Avis Budget Group Inc. (b)	923	5,630
Badger Meter Inc.	237	13,350
BAE Systems Plc	2,503	22,211
Baldor Electric Co. (f)	407	13,858
Barnes Group Inc.	405	9,149
BE Aerospace Inc. (b)	914	23,472
Beacon Roofing Supply Inc. (b) (f)	714	9,553
Belden Inc.	339	12,516
Blount International Inc. (b) (f)	580	6,571
Boeing Co.	667	40,760
Bouygues (f)	181	11,701
Bowne & Co. Inc.	476	6,155
Brady Corp. - Class A	349	12,798
Brambles Ltd.	1,322	10,162
Briggs & Stratton Corp. (f)	398	5,389
Brink's Co.	543	37,445
British Airways Plc (f)	756	3,790
Bunzl Plc	634	7,906
Burlington Northern Santa Fe Corp.	288	29,989
Capita Group Plc	635	8,622
Carlisle Cos. Inc. (f)	572	17,497
Cascade Corp.	147	6,450
Caterpillar Inc.	535	37,193
Cathay Pacific Airways Ltd.	4,000	7,654
CBIZ Inc. (b) (f)	875	7,166
Central Japan Railway Co.	1	10,171
Cenveo Inc. (b) (f)	374	3,456

Ceradyne Inc. (b)	196	9,085
CH Robinson Worldwide Inc.	165	7,953
Chart Industries Inc. (b)	332	17,569
China Security & Surveillance Technology Inc. (b) (f)	464	6,542
ChoicePoint Inc. (b)	783	37,467
Cie de Saint-Gobain	264	16,409
CIRCOR International Inc.	175	10,423
Clarcor Inc.	533	20,531
Clean Harbors Inc. (b)	161	12,564
Cobham Plc	2,058	8,226
Columbus Mckinnon Corp. (b)	204	5,245
Comfort Systems USA Inc.	617	8,181
Commercial Vehicle Group Inc. (b)	371	3,588
COMSYS IT Partners Inc. (b)	386	3,957
Consolidated Graphics Inc. (b)	132	4,422
Con-Way Inc.	466	23,561
Cooper Industries Ltd. - Class A	159	6,705
Copart Inc. (b)	635	27,851
Corporate Executive Board Co.	365	13,680
Corrections Corp. of America (b)	1,638	45,913
CoStar Group Inc. (b) (f)	146	7,284
CRA International Inc. (b) (f)	149	5,607
Crane Co.	522	18,531
CSX Corp.	332	22,437
Cubic Corp.	209	5,584
Cummins Inc.	180	11,941
Curtiss-Wright Corp.	477	25,109
Dai Nippon Printing Co. Ltd.	1,000	13,761
Daikin Industries Ltd.	300	12,811
Danaher Corp.	195	15,532
Deere & Co.	368	25,819
Deluxe Corp.	929	13,285
Deutsche Post AG	638	14,971
Dollar Thrifty Automotive Group Inc. (b) (f)	196	615
Donaldson Co. Inc.	733	33,066
Dover Corp.	177	8,785
DRS Technologies Inc.	378	29,786
DSV A/S	430	9,147
Ducommun Inc. (b)	246	6,743
Dun & Bradstreet Corp.	574	55,471
Dycom Industries Inc. (b)	784	12,442
Dynamic Materials Corp.	88	2,898
DynCorp International Inc. (b)	320	5,037
Eagle Bulk Shipping Inc.	545	15,827
East Japan Railway Co.	3	23,468
Eaton Corp.	169	12,006
EMCOR Group Inc. (b)	540	16,265
Emerson Electric Co.	913	44,463
Encore Wire Corp.	354	6,453
Energy Conversion Devices Inc. (b) (f)	502	35,105

EnergySolutions Inc.	318	6,522
EnerSys (b)	488	15,753
Ennis Inc.	319	4,929
EnPro Industries Inc. (b) (f)	235	8,462
Equifax Inc.	96	3,369
ESCO Technologies Inc. (b) (f)	240	9,876
Esterline Technologies Corp. (b)	226	11,024
European Aeronautic Defence & Space Co. NV	298	5,624
Evergreen Solar Inc. (b) (f)	1,030	9,620
Expeditors International Washington Inc.	273	9,694
Experian Group Ltd.	874	6,759
Exponent Inc. (b) (f)	270	8,246
Fanuc Ltd.	200	15,882
Fastenal Co. (f)	1,293	63,176
Federal Signal Corp. (f)	637	9,154
FedEx Corp.	238	18,764
Finmeccanica SpA	258	7,607
First Solar Inc. (b)	39	11,119
Flowserve Corp.	587	78,271
Fluor Corp.	192	15,619
Fomento de Construcciones y Contratas SA (f)	77	4,049
Force Protection Inc. (b) (f)	597	2,066
Forward Air Corp.	260	9,513
Franklin Electric Co. Inc.	254	10,544
FreightCar America Inc.	138	5,256
Fuel Tech Inc. (b) (f)	196	3,632
FuelCell Energy Inc. (b) (f)	839	6,939
Furmanite Corp. (b)	789	7,227
Fushi Copperweld Inc. (b) (f)	272	4,257
G&K Services Inc. - Class A	201	6,842
Gamesa Corp. Tecnologica SA	284	13,503
GATX Corp.	444	20,189
GEA Group AG	196	6,449
Geberit AG	20	2,545
Genco Shipping & Trading Ltd. (f)	154	10,500
GenCorp Inc. (b) (f)	504	4,224
General Cable Corp. (b) (f)	56	3,227
General Dynamics Corp.	395	35,210
General Electric Co.	8,853	250,451
Genesee & Wyoming Inc. - Class A (b)	299	12,101
Geo Group Inc. (b)	416	10,001
GeoEye Inc. (b)	302	6,538
Gibraltar Industries Inc.	332	5,249
Goodrich Corp.	171	8,403
Gorman-Rupp Co. (f)	295	13,139
Graco Inc.	679	24,600
GrafTech International Ltd. (b)	1,121	26,287
Granite Construction Inc.	621	19,642
Greenbrier Cos. Inc.	298	6,237
Group 4 Securicor Plc	2,120	8,069

Grupo Ferrovial SA (f)	80	4,054
Harsco Corp.	822	44,470
Hays Plc	2,503	3,958
Healthcare Services Group	404	6,710
Heartland Express Inc. (f)	528	8,997
Heico Corp.	201	6,999
Heidrick & Struggles International Inc.	154	4,367
Herley Industries Inc. (b)	424	6,725
Herman Miller Inc. (f)	1,071	27,996
Hexcel Corp. (b)	1,029	19,530
HNI Corp. (f)	1,143	24,746
Honeywell International Inc.	641	32,588
Horizon Lines Inc. - Class A (f)	572	6,750
HUB Group Inc. - Class A (b)	291	11,308
Hubbell Inc. - Class B	541	22,809
Hudson Highland Group Inc. (b) (f)	468	4,170
Huron Consulting Group Inc. (b)	150	7,824
Hutchison Whampoa Ltd.	2,000	18,709
ICF International Inc. (b)	374	7,084
IDEX Corp.	932	35,258
II-VI Inc. (b)	250	9,615
IKON Office Solutions Inc.	769	10,997
Illinois Tool Works Inc.	419	19,630
IMI Plc	802	6,939
Ingersoll-Rand Co. Ltd. - Class A	302	10,872
Insituform Technologies Inc. - Class A (b)	311	5,377
Insteel Industries Inc.	438	7,739
Interface Inc.	549	6,506
InterLine Brands Inc. (b)	347	5,479
International Shipholding Corp. (b)	263	6,225
Invensys Plc (b)	1,448	8,063
ITOCHU Corp.	1,000	9,937
ITT Corp.	253	16,941
Jacobs Engineering Group Inc. (b)	162	12,529
JB Hunt Transport Services Inc.	955	35,316
JetBlue Airways Corp. (b) (f)	3,860	20,342
Joy Global Inc.	1,145	82,692
Kadant Inc. (b)	252	5,390
Kajima Corp. (f)	2,000	6,496
Kaman Corp. - Class A	348	8,728
Kansas City Southern (b) (f)	899	49,445
Kawasaki Kisen Kaisha Ltd.	1,000	7,936
Kaydon Corp.	276	13,088
KBR Inc.	1,828	52,098
Keisei Electric Railway Co. Ltd.	1,000	5,479
Kelly Services Inc. - Class A	455	8,377
Kennametal Inc.	836	24,879
Keppel Corp. Ltd.	1,000	7,721
Kforce Inc. (b)	420	4,150
Kimball International Inc. - Class B	498	5,334

Kintetsu Corp. (f)	3,000	9,075
Knight Transportation Inc. (f)	468	8,855
Knoll Inc.	355	5,481
Komatsu Ltd.	1,000	24,834
Kone Oyj	220	6,635
Koninklijke Philips Electronics NV	982	32,731
Korn/Ferry International (b)	1,084	18,970
Kubota Corp.	1,000	6,353
Kuehne & Nagel International AG (f)	107	8,952
L-3 Communications Holdings Inc.	113	11,152
Ladish Co. Inc. (b)	210	4,158
Layne Christensen Co. (b) (f)	169	7,718
LB Foster Co. (b)	177	6,809
LECG Corp. (b)	443	3,673
Leighton Holdings Ltd. (f)	162	6,397
Lincoln Electric Holdings Inc.	401	32,220
Lindsay Corp. (f)	239	22,053
LMI Aerospace Inc. (b)	327	6,040
Lockheed Martin Corp.	322	33,594
M&F Worldwide Corp. (b) (f)	88	3,341
Macquarie Infrastructure Group	3,650	8,772
MAN AG	103	10,330
Manitowoc Co. Inc.	182	4,798
Manpower Inc.	857	41,136
Marubeni Corp.	2,000	14,570
Masco Corp.	435	7,173
MasTec Inc. (b)	440	6,314
McGrath RentCorp	183	5,267
Metso Oyj	155	5,565
Microvision Inc. (b) (f)	2,018	5,065
Middleby Corp. (b) (f)	150	7,020
Mine Safety Appliances Co. (f)	510	16,850
Mitsubishi Corp.	1,200	34,968
Mitsubishi Electric Corp.	2,000	19,711
Mitsubishi Heavy Industries Ltd.	4,000	17,636
Mitsubishi Logistics Corp. (f)	1,000	12,046
Mitsui & Co. Ltd.	2,000	41,032
Mitsui OSK Lines Ltd.	1,000	12,950
Mobile Mini Inc. (b) (f)	290	5,794
Monster Worldwide Inc. (b)	167	2,963
Moog Inc. - Class A (b)	452	20,091
MPS Group Inc. (b)	2,289	26,369
MSC Industrial Direct Co. - Class A	487	23,230
MTR Corp.	6,000	19,473
Mueller Industries Inc.	300	7,701
Mueller Water Products Inc. (f)	1,011	9,200
NACCO Industries Inc. - Class A	46	4,646
National Express Group Plc	353	6,789
Navigant Consulting Inc. (b)	810	14,969
NCI Building Systems Inc. (b)	162	6,069

Nippon Express Co. Ltd.	1,000	4,557
Nippon Yusen KK (f)	1,000	8,545
Nordic American Tanker Shipping Ltd. (f)	404	16,128
Nordson Corp.	661	46,706
Norfolk Southern Corp.	318	22,871
Northrop Grumman Corp.	277	18,667
Obayashi Corp. (f)	1,000	4,296
Old Dominion Freight Line Inc. (b) (f)	324	11,891
On Assignment Inc. (b)	664	5,664
Orbital Sciences Corp. (b)	423	10,579
Orion Marine Group Inc. (b)	434	6,011
Orkla ASA (f)	965	12,223
Oshkosh Truck Corp. (f)	690	12,448
Otter Tail Corp. (f)	410	18,589
Paccar Inc.	321	13,501
Pacer International Inc.	311	7,383
Parker Hannifin Corp.	205	12,644
Pentair Inc.	956	33,097
PeopleSupport Inc. (b)	428	3,972
Perini Corp. (b)	253	6,922
Pitney Bowes Inc.	370	11,725
Power-One Inc. (b) (f)	1,071	2,303
Precision Castparts Corp.	133	12,426
PRG-Schultz International Inc. (b)	667	6,757
Q-Cells AG (b)	32	3,100
Quanex Building Products Corp.	330	5,082
Quanta Services Inc. (b) (f)	1,812	55,955
Randstad Holdings NV	72	2,035
Raven Industries Inc.	186	7,077
Raytheon Co.	337	19,185
RBC Bearings Inc. (b) (f)	272	9,049
Regal-Beloit Corp.	246	10,271
Renewable Energy Corp. AS (b) (f)	200	5,792
Rentokil Initial Plc	2,544	3,364
Republic Airways Holdings Inc. (b) (f)	265	2,547
Republic Services Inc. - Class A	1,572	51,090
Resources Connection Inc. (b)	366	8,469
Robbins & Myers Inc.	340	17,262
Robert Half International Inc.	187	4,729
Rockwell Automation Inc.	144	6,409
Rockwell Collins Inc.	143	7,106
Rollins Inc.	853	14,569
Rolls-Royce Group Plc (b)	1,540	10,857
Roper Industries Inc.	895	54,756
RR Donnelley & Sons Co.	224	5,981
Rush Enterprises Inc. - Class A (b) (f)	297	3,354
Sacyr Vallehermoso SA (f)	131	2,649
Sandvik AB	1,286	16,804
Scania AB	348	5,455
Schneider Electric SA (virt-x) (f)	239	26,464

School Specialty Inc. (b) (f)	208	6,928
Seaboard Corp.	3	5,400
Secom Co. Ltd.	200	9,212
SGS SA	7	9,843
Shaw Group Inc. (b)	816	47,165
Shimizu Corp.	2,000	8,029
Siemens AG	754	92,133
Simpson Manufacturing Co. Inc. (f)	359	8,620
Singapore Airlines Ltd.	940	10,335
Skanska AB	328	4,229
SKF AB - Class B	722	12,220
SkyWest Inc.	514	7,823
SMC Corp.	100	9,967
Smiths Group Plc	538	11,105
Societe BIC SA (f)	112	5,702
Sojitz Corp.	1,500	4,592
Southwest Airlines Co.	782	12,191
Spherion Corp. (b)	746	3,649
SPX Corp.	572	72,518
Standard Parking Corp. (b) (f)	406	8,753
Standex International Corp.	400	8,756
Stericycle Inc. (b)	944	56,404
Sterling Construction Co. Inc. (b)	304	6,272
Sulzer AG	70	8,391
Sumitomo Corp.	1,000	13,498
Sumitomo Electric Industries Ltd.	1,100	13,361
Sumitomo Heavy Industries Ltd.	1,000	6,257
Sykes Enterprises Inc. (b)	361	6,375
Taisei Corp. (f)	3,000	7,283
Taser International Inc. (b) (f)	451	2,273
Team Inc. (b)	264	9,639
Tecumseh Products Co. (b)	203	6,648
Teledyne Technologies Inc. (b)	260	16,354
Teleflex Inc.	387	23,731
Tennant Co. (f)	343	9,024
Terex Corp. (b)	121	5,727
Tetra Tech Inc. (b)	433	12,440
Textron Inc.	216	9,390
Thermadyne Holdings Corp. (b) (f)	430	7,392
Thomas & Betts Corp. (b)	515	21,311
Timken Co.	887	29,289
Titan International Inc.	175	8,087
TNT NV (f)	362	12,648
Toll Holdings Ltd.	597	3,665
Tomkins Plc	1,622	3,972
Toppan Printing Co. Ltd.	1,000	10,373
TransDigm Group Inc. (b) (f)	321	11,816
Transurban Group (f)	1,299	6,298
Tredegar Corp.	345	5,651
Trinity Industries Inc. (f)	899	33,838

Triumph Group Inc.	149	7,891
TrueBlue Inc. (b)	432	6,523
Tyco International Ltd.	379	16,888
UAL Corp. (f)	1,790	14,875
Union Pacific Corp.	432	35,614
United Capital Corp. (b)	294	6,836
United Parcel Service Inc. - Class B	952	60,052
United Rentals Inc. (b) (f)	488	7,896
United Stationers Inc. (b)	230	8,816
United Technologies Corp.	903	57,774
Universal Forest Products Inc.	277	7,479
URS Corp. (b)	1,058	44,351
US Airways Group Inc. (b) (f)	2,588	13,095
Vallourec (f)	30	8,933
Vestas Wind Systems A/S (b)	185	24,127
Viad Corp.	192	5,852
Vinci SA	374	21,146
Virgin Blue Holdings Ltd.	597	442
Volt Information Sciences Inc. (b)	338	4,689
VSE Corp.	214	8,393
Wabash National Corp.	710	6,603
Wabtec Corp.	922	51,171
Wartsila Oyj	101	6,144
Waste Connections Inc. (b)	514	18,704
Waste Management Inc.	445	15,815
Watsco Inc.	218	10,872
Watson Wyatt Worldwide Inc.	420	24,335
Watts Water Technologies Inc.	250	7,385
Werner Enterprises Inc.	918	21,858
West Japan Railway Co.	1	4,740
Wolseley Plc	601	4,040
Woodward Governor Co.	528	23,760
WW Grainger Inc.	112	10,025
Yamato Transport Co. Ltd.	1,000	12,478
YRC Worldwide Inc. (b) (f)	1,341	22,663
Zodiac SA (f)	116	5,201
		6,081,500
INFORMATION TECHNOLOGY - 9.9%
3Com Corp. (b)	6,313	11,868
ACI Worldwide Inc. (b) (f)	609	11,912
Actel Corp. (b)	430	5,913
Actuate Corp. (b)	1,062	4,821
Acxiom Corp.	1,600	20,544
Adaptec Inc. (b)	1,674	6,110
ADC Telecommunications Inc. (b)	1,245	11,778
Adobe Systems Inc. (b)	445	18,401
ADTRAN Inc.	1,060	23,702
Advanced Analogic Technologies Inc. (b) (f)	705	2,912
Advanced Energy Industries Inc. (b)	413	5,708
Advanced Micro Devices Inc. (b) (f)	1,039	4,374

Advantest Corp.	200	4,113
Advent Software Inc. (b) (f)	333	14,499
Affiliated Computer Services Inc. - Class A (b)	119	5,736
Agilent Technologies Inc. (b)	330	11,900
Agilysis Inc.	466	5,592
Akamai Technologies Inc. (b) (f)	208	4,855
Alcatel-Lucent (b) (f)	1,777	10,629
Alliance Data Systems Corp. (b)	763	48,946
Altera Corp.	396	8,692
American Software Inc.	1,084	5,940
Amkor Technology Inc. (b)	835	7,315
Amphenol Corp. - Class A	1,747	83,279
Anadigics Inc. (b) (f)	744	4,442
Analog Devices Inc.	330	10,068
Anaren Inc. (b) (f)	439	4,175
Anixter International Inc. (b) (f)	238	16,191
Ansoft Corp. (b)	244	8,713
Apple Inc. (b)	797	126,683
Applied Materials Inc.	1,109	19,208
Applied Micro Circuits Corp. (b) (f)	547	4,245
Ariba Inc. (b) (f)	1,008	16,541
Arris Group Inc. (b) (f)	1,087	10,403
Arrow Electronics Inc. (b)	1,299	41,854
Art Technology Group Inc. (b) (f)	2,044	7,501
ASML Holding NV	390	8,921
Aspen Technology Inc. (b)	937	12,462
Atheros Communications Inc. (b) (f)	586	18,166
Atmel Corp. (b)	5,233	18,472
ATMI Inc. (b) (f)	277	6,241
Autodesk Inc. (b)	195	6,219
Automatic Data Processing Inc.	466	19,903
Avid Technology Inc. (b) (f)	323	7,142
Avnet Inc. (b)	1,510	41,163
Avocent Corp. (b)	1,190	28,298
Axcelis Technologies Inc. (b)	1,338	6,717
Bankrate Inc. (b) (f)	206	6,479
BearingPoint Inc. (b) (f)	4,408	3,879
Benchmark Electronics Inc. (b)	471	6,895
Black Box Corp.	186	5,524
Blackbaud Inc.	314	5,608
Blackboard Inc. (b)	260	10,390
Blue Coat Systems Inc. (b) (f)	276	4,010
BMC Software Inc. (b)	229	7,532
Brightpoint Inc. (b)	580	3,996
Broadcom Corp. - Class A (b)	624	15,157
Broadridge Financial Solutions Inc.	1,442	29,849
Brocade Communications Systems Inc. (b)	688	4,644
Brooks Automation Inc. (b)	555	4,335
CA Inc.	384	9,162
Cabot Microelectronics Corp. (b)	230	8,979

CACI International Inc. - Class A (b)	233	10,476
Cadence Design Systems Inc. (b)	3,182	23,515
Callidus Software Inc. (b) (f)	1,172	5,626
Canon Inc.	1,000	45,705
Cap Gemini SA (f)	124	7,916
Checkpoint Systems Inc. (b)	327	6,890
Chordiant Software Inc. (b)	443	2,308
Cirrus Logic Inc. (b)	1,134	6,441
Cisco Systems Inc. (b)	5,364	117,954
Citrix Systems Inc. (b)	288	7,672
CMGI Inc. (b)	757	9,266
Cogent Inc. (b)	708	7,179
Cognex Corp.	411	7,747
Cognizant Technology Solutions Corp. (b)	208	5,839
Cogo Group Inc. (b)	429	1,982
Cohu Inc.	387	6,161
CommScope Inc. (b)	775	34,557
CommVault Systems Inc. (b)	380	5,787
Computer Sciences Corp. (b)	151	7,153
Comtech Telecommunications Corp. (b)	205	10,072
Concur Technologies Inc. (b) (f)	274	11,294
Corning Inc.	1,492	29,855
Cree Inc. (b) (f)	898	17,421
CSG Systems International Inc. (b)	770	13,660
CTS Corp.	497	6,391
CyberSource Corp. (b) (f)	823	14,608
Cymer Inc. (b)	268	7,099
Cypress Semiconductor Corp. (b)	1,698	46,271
Daktronics Inc. (f)	261	4,659
Dassault Systemes SA (f)	147	9,518
Data Domain Inc. (b) (f)	466	10,047
DealerTrack Holdings Inc. (b) (f)	243	3,786
Dell Inc. (b)	1,900	46,683
Diebold Inc.	596	22,040
Digi International Inc. (b)	525	5,313
Digital River Inc. (b) (f)	746	29,758
Diodes Inc. (b)	330	8,570
DivX Inc. (b)	441	3,625
DSP Group Inc. (b)	528	3,728
DST Systems Inc. (b) (f)	529	31,967
DTS Inc. (b)	165	4,717
Earthlink Inc. (b)	1,099	9,891
eBay Inc. (b)	920	23,156
Electro Scientific Industries Inc. (b)	387	6,053
Electronic Arts Inc. (b)	252	10,881
Electronic Data Systems Corp.	424	10,519
Electronics for Imaging Inc. (b)	453	6,347
Elixir Gaming Technologies Inc. (b) (f)	4,267	4,992
Elpida Memory Inc. (b) (f)	100	2,847
EMC Corp. (b)	1,701	25,532

Emcore Corp. (b) (f)	808	3,975
EMS Technologies Inc. (b)	266	5,509
Emulex Corp. (b) (f)	613	6,909
Entegris Inc. (b)	1,035	6,552
Entrust Inc. (b)	1,973	4,400
Epicor Software Corp. (b)	577	3,901
EPIQ Systems Inc. (b)	435	5,081
Euronet Worldwide Inc. (b)	263	4,208
Exar Corp. (b)	600	4,620
ExlService Holdings Inc. (b)	319	4,801
Extreme Networks (b)	1,862	5,456
F5 Networks Inc. (b)	872	25,419
Fair Isaac Corp.	1,133	25,221
Fairchild Semiconductor International Inc. (b)	1,108	13,462
FARO Technologies Inc. (b)	276	6,541
FEI Co. (b) (f)	296	7,474
Fidelity National Information Services Inc.	143	2,710
Finisar Corp. (b) (f)	2,415	3,236
Fiserv Inc. (b)	149	7,125
FLIR Systems Inc. (b) (f)	1,295	52,758
FormFactor Inc. (b) (f)	325	5,655
Foundry Networks Inc. (b) (f)	2,915	50,838
Foxconn International Holdings Ltd. (b)	2,000	1,896
FUJIFILM Holdings Corp.	400	12,573
Fujitsu Ltd.	2,000	14,465
Gartner Inc. - Class A (b) (f)	1,232	30,012
Global Cash Access Inc. (b)	421	2,522
Global Payments Inc.	835	36,982
Globecomm Systems Inc. (b)	678	6,231
Google Inc. - Class A (b)	213	100,909
GSI Commerce Inc. (b) (f)	416	6,340
Hackett Group Inc. (b)	1,085	6,922
Harmonic Inc. (b) (f)	1,073	8,359
Harris Corp.	1,464	70,492
Harris Stratex Networks Inc. - Class A (b)	403	2,962
Heartland Payment Systems Inc.	237	5,453
Hewlett-Packard Co.	2,268	101,606
Hitachi Ltd.	4,000	28,835
Hittite Microwave Corp. (b) (f)	159	5,075
Hoya Corp.	400	8,249
Hutchinson Technology Inc. (b) (f)	397	5,891
i2 Technologies Inc. (b) (f)	442	5,706
Ibiden Co. Ltd.	100	2,953
Imation Corp.	576	10,979
Immersion Corp. (b) (f)	468	3,299
Infineon Technologies AG (b)	621	4,696
Informatica Corp. (b)	639	10,345
InfoSpace Inc.	380	3,587
Ingram Micro Inc. - Class A (b)	1,766	32,547
Insight Enterprises Inc. (b)	413	5,270

Integrated Device Technology Inc. (b)	1,738	17,415
Intel Corp.	5,189	115,144
InterDigital Inc. (b) (f)	360	8,356
Intermec Inc. (b) (f)	720	13,550
Internap Network Services Corp. (b) (f)	393	1,808
International Business Machines Corp.	1,217	155,752
International Rectifier Corp. (b)	637	10,753
Internet Capital Group Inc. (b)	765	6,151
Intersil Corp.	1,254	30,259
Interwoven Inc. (b)	532	7,491
Intevac Inc. (b)	301	3,206
Intuit Inc. (b)	299	8,172
Ixia (b)	813	7,122
j2 Global Communications Inc. (b)	359	8,605
Jabil Circuit Inc.	318	5,171
Jack Henry & Associates Inc.	1,574	33,983
JDA Software Group Inc. (b)	187	3,192
Juniper Networks Inc. (b)	441	11,479
Kemet Corp. (b) (f)	1,096	1,491
Kenexa Corp. (b)	235	4,392
KLA-Tencor Corp.	185	6,954
Knot Inc. (b) (f)	297	2,602
Konica Minolta Holdings Inc. (f)	500	8,210
Kopin Corp. (b) (f)	2,064	6,667
Kulicke & Soffa Industries Inc. (b) (f)	929	5,908
Kyocera Corp. (f)	200	17,225
L-1 Identity Solutions Inc. (b) (f)	516	6,951
Lam Research Corp. (b) (f)	1,245	40,948
Lattice Semiconductor Corp. (b)	1,532	3,707
Lawson Software Inc. (b)	1,055	8,556
Lender Processing Services Inc. (b)	844	28,147
Linear Technology Corp.	328	10,184
Littelfuse Inc. (b)	186	5,945
Logica Plc	2,230	4,654
LoopNet Inc. (b) (f)	283	3,215
Loral Space & Communications Inc. (b)	139	2,298
LSI Logic Corp. (b)	881	6,114
Macrovision Solutions Corp. (b)	1,753	26,646
Magma Design Automation Inc. (b) (f)	487	3,088
Manhattan Associates Inc. (b)	259	6,356
Mantech International Corp. - Class A (b)	212	11,838
Marchex Inc. - Class B (f)	583	6,774
MasterCard Inc.	65	15,870
Mattson Technology Inc. (b)	837	3,775
MAXIMUS Inc.	159	5,900
McAfee Inc. (b)	1,602	52,466
MEMC Electronic Materials Inc. (b)	253	11,691
Mentor Graphics Corp. (b)	1,948	27,038
MercadoLibre Inc. (b) (f)	129	4,625
Mercury Computer Systems Inc. (b)	584	4,462

Metavante Technologies Inc. (b)	1,089	24,241
Methode Electronics Inc.	622	6,960
Micrel Inc.	836	7,959
Microchip Technology Inc.	297	9,483
Micron Technology Inc. (b) (f)	622	3,004
Micros Systems Inc. (b)	786	24,900
Microsemi Corp. (b)	868	22,533
Microsoft Corp.	7,145	183,769
MicroStrategy Inc. - Class A (b) (f)	68	4,110
MIPS Technologies Inc. - Class A (b) (f)	1,483	5,635
MKS Instruments Inc. (b)	345	7,107
Molex Inc.	247	6,059
Monolithic Power Systems Inc. (b)	332	7,221
Motorola Inc.	1,865	16,114
Move Inc. (b) (f)	2,599	6,056
MSC Software Corp. (b)	504	6,350
MTS Systems Corp.	129	5,404
Murata Manufacturing Co. Ltd.	200	8,303
National Instruments Corp.	530	18,047
National Semiconductor Corp.	344	7,207
NCR Corp. (b)	1,731	46,495
NEC Corp. (f)	2,000	10,951
Ness Technologies Inc. (b)	690	8,535
Net 1 UEPS Technologies Inc. (b)	369	8,701
NetApp Inc. (b) (f)	283	7,231
NetGear Inc. (b)	297	4,500
NetLogic Microsystems Inc. (b) (f)	211	6,754
NetScout Systems Inc. (b)	528	7,191
NeuStar Inc. - Class A (b)	647	13,574
Newport Corp. (b) (f)	518	5,434
Nidec Corp.	100	7,063
Nintendo Co. Ltd.	100	48,519
Nokia Oyj	3,355	91,566
Nomura Research Institute Ltd. (f)	500	11,171
Novatel Wireless Inc. (b)	437	4,086
Nvidia Corp. (b)	388	4,439
Obic Co. Ltd.	40	7,287
Omniture Inc. (b)	676	11,729
Omnivision Technologies Inc. (b)	571	6,252
Omron Corp.	300	5,265
Oplink Communications Inc. (b)	507	5,511
OPNET Technologies Inc. (b)	650	6,650
Oracle Corp. (b)	3,345	72,018
Palm Inc. (f)	2,007	13,206
Parametric Technology Corp. (b) (f)	2,159	41,820
Park Electrochemical Corp.	366	9,274
ParkerVision Inc. (b) (f)	603	6,597
Paychex Inc.	303	9,975
PC-Tel Inc.	654	6,821
Perficient Inc. (b)	475	4,783

Perot Systems Corp. (b)	684	11,436
Photronics Inc. (b)	477	2,027
Plantronics Inc.	1,099	26,761
Plexus Corp. (b) (f)	337	9,605
PLX Technology Inc. (b)	208	1,144
PMC - Sierra Inc. (b)	2,521	18,252
Polycom Inc. (b)	1,590	37,524
Power Integrations Inc. (b)	320	8,742
Powerwave Technologies Inc. (b) (f)	2,153	8,827
Presstek Inc. (b)	1,134	6,067
Progress Software Corp. (b)	324	9,535
QUALCOMM Inc.	1,440	79,690
Quality Systems Inc. (f)	178	5,847
Quantum Corp. (b)	3,362	5,514
Quest Software Inc. (b)	532	8,039
Rackable Systems Inc. (b)	680	8,602
Radiant Systems Inc. (b)	747	8,523
Radisys Corp. (b)	468	5,419
RealNetworks Inc. (b)	753	5,173
RF Micro Devices Inc. (b)	6,040	19,751
Ricoh Co. Ltd.	1,000	16,239
Riverbed Technology Inc. (b) (f)	835	13,251
Rofin-Sinar Technologies Inc. (b) (f)	258	8,736
Rogers Corp. (b)	141	5,825
Rohm Co. Ltd.	100	5,710
Rudolph Technologies Inc. (b)	490	4,278
S1 Corp. (b)	399	3,240
SanDisk Corp. (b) (f)	181	2,552
Sanmina-SCI Corp. (b)	8,420	14,903
SAP AG	702	40,648
Sapient Corp. (b) (f)	1,421	9,180
SAVVIS Inc. (b) (f)	226	3,645
ScanSource Inc. (b)	257	7,887
Secure Computing Corp. (b) (f)	1,189	4,673
Semtech Corp. (b)	1,274	18,562
SI International Inc. (b)	243	4,442
Sigma Designs Inc. (b) (f)	306	5,367
Silicon Image Inc. (b)	1,390	9,744
Silicon Laboratories Inc. (b)	489	15,995
Silicon Storage Technology Inc. (b)	1,730	5,519
SiRF Technology Holdings Inc. (b)	370	1,257
Skyworks Solutions Inc. (b)	1,143	10,813
Smart Modular Technologies WWH Inc. (b)	505	1,975
Smith Micro Software Inc. (b) (f)	443	3,190
Solera Holdings Inc. (b)	347	10,060
Sonic Solutions Inc. (b) (f)	479	2,466
SonicWALL Inc. (b)	926	5,408
Sonus Networks Inc. (b) (f)	1,779	6,458
Spansion Inc. (b) (f)	2,718	6,224
SPSS Inc. (b)	134	4,429

SRA International Inc. - Class A (b)	1,017	22,323
Standard Microsystems Corp. (b) (f)	193	5,118
STMicroelectronics NV	648	7,168
Stratasys Inc. (b) (f)	185	2,877
Sun Microsystems Inc. (b)	700	7,441
Supertex Inc. (b) (f)	199	5,972
SupportSoft Inc. (b)	1,813	6,164
Sybase Inc. (b)	1,769	59,456
Sycamore Networks Inc. (b)	2,074	7,218
Symantec Corp. (b)	720	15,170
Synaptics Inc. (b) (f)	263	12,682
Synchronoss Technologies Inc. (b) (f)	204	2,390
Synopsys Inc. (b)	1,526	36,655
Take-Two Interactive Software Inc. (b) (f)	540	12,312
TDK Corp. (f)	100	5,978
Tech Data Corp. (b)	521	18,167
Technitrol Inc.	326	4,571
Tekelec (b)	526	8,200
TeleCommunication Systems Inc. (b) (f)	1,302	7,161
Telefonaktiebolaget LM Ericsson - Class B	2,382	24,997
TeleTech Holdings Inc. (b)	327	4,447
Tellabs Inc. (b)	760	3,906
Teradata Corp. (b)	182	4,262
Tessera Technologies Inc. (b) (f)	331	5,766
Texas Instruments Inc.	1,155	28,159
THQ Inc. (b) (f)	456	6,922
TIBCO Software Inc. (b)	1,535	12,602
TiVo Inc. (b) (f)	1,523	11,697
TNS Inc. (b)	427	9,736
Tokyo Electron Ltd.	100	5,605
Toshiba Corp.	2,000	12,985
Total System Services Inc.	181	3,543
Trident Microsystems Inc. (b)	1,232	3,659
Trimble Navigation Ltd. (b)	1,099	36,487
TriQuint Semiconductor Inc. (b)	3,158	17,780
TTM Technologies Inc. (b)	688	7,740
Tyco Electronics Ltd.	379	12,560
Tyler Technologies Inc. (b)	555	8,869
Ultimate Software Group Inc. (b) (f)	232	6,085
Ultratech Inc. (b)	625	9,213
United Online Inc. (f)	587	6,375
Universal Display Corp. (b) (f)	520	7,030
UTStarcom Inc. (b) (f)	1,807	8,529
ValueClick Inc. (b)	1,772	21,087
Varian Semiconductor Equipment Associates Inc. (b)	188	5,493
VASCO Data Security International (b)	283	3,871
Veeco Instruments Inc. (b) (f)	416	6,772
VeriFone Holdings Inc. (b)	769	11,504
VeriSign Inc. (b)	324	10,543
ViaSat Inc. (b)	262	6,034

Vignette Corp. (b)	457	5,145
Vishay Intertechnology Inc. (b)	1,683	15,097
VistaPrint Ltd. (b) (f)	366	9,432
Vocus Inc. (b)	232	8,257
Websense Inc. (b)	361	7,534
Website Pros Inc. (b)	798	5,307
Western Digital Corp. (b)	2,259	65,037
Western Union Co.	611	16,888
Wind River Systems Inc. (b)	1,131	13,267
Wright Express Corp. (b) (f)	299	7,938
Xerox Corp.	789	10,762
Xilinx Inc.	328	8,144
Yahoo! Inc. (b)	1,220	24,266
Yahoo! Japan Corp. (f)	20	7,583
Zebra Technologies Corp. (b)	702	21,629
Zoran Corp. (b)	535	4,423
		5,479,497
MATERIALS - 5.1%
A. Schulman Inc.	351	8,154
AbitibiBowater Inc. (f)	553	4,662
AEP Industries Inc. (b) (f)	146	2,545
Air Liquide (f)	211	27,605
Air Products & Chemicals Inc.	267	25,421
Airgas Inc.	831	47,600
AK Steel Holding Corp.	57	3,620
Akzo Nobel NV	299	17,098
Albemarle Corp.	702	27,329
Alcoa Inc.	786	26,528
Allegheny Technologies Inc.	86	4,067
Alumina Ltd. (f)	1,331	5,753
AMCOL International Corp. (f)	281	8,970
Amcor Ltd.	1,723	8,597
Anglo American Plc	1,093	62,483
Apex Silver Mines Ltd. (b) (f)	426	2,663
AptarGroup Inc.	805	31,154
ArcelorMittal (b)	818	72,353
Arch Chemicals Inc. (f)	234	7,511
Asahi Kasei Corp.	2,000	10,239
Ashland Inc.	113	4,720
Ball Corp.	151	6,732
BASF AG	900	56,968
BHP Billiton Ltd.	2,872	107,171
BHP Billiton Plc	2,041	67,548
BlueScope Steel Ltd.	789	8,572
Boliden AB	303	1,781
Boral Ltd. (f)	1,575	8,223
Brush Engineered Materials Inc. (b) (f)	231	5,528
Buckeye Technologies Inc. (b)	651	6,347
Cabot Corp.	601	16,125
Calgon Carbon Corp. (b) (f)	358	6,802

Carpenter Technology Corp.	498	19,273
CF Industries Holdings Inc.	527	86,143
Chemtura Corp.	2,186	14,253
Cleveland-Cliffs Inc.	1,082	117,300
Coeur d'Alene Mines Corp. (b) (f)	4,127	11,927
Commercial Metals Co.	1,320	39,402
Compass Minerals International Inc.	262	19,807
CRH Plc	430	11,384
Cytec Industries Inc.	406	21,948
Deltic Timber Corp. (f)	106	6,429
Dow Chemical Co.	797	26,548
Eastman Chemical Co. (f)	132	7,915
Ecolab Inc.	149	6,660
EI Du Pont de Nemours & Co.	781	34,216
Eurasian Natural Resources Corp. (b)	357	7,424
Ferro Corp.	919	19,997
Flotek Industries Inc. (b) (f)	210	3,860
FMC Corp.	808	60,091
Fortescue Metals Group Ltd. (b)	1,313	10,562
Freeport-McMoRan Copper & Gold Inc.	338	32,702
General Moly Inc. (b) (f)	852	6,407
Givaudan SA	8	6,512
Glatfelter	562	8,216
Graphic Packaging Holding Co. (b) (f)	1,801	4,052
Haynes International Inc. (b)	85	4,032
HB Fuller Co.	455	11,375
Headwaters Inc. (b) (f)	389	5,100
Hecla Mining Co. (b) (f)	1,018	9,345
Hercules Inc.	1,270	25,464
Holcim Ltd.	178	12,640
Holmen AB	235	6,900
ICO Inc. (b)	967	4,700
Incitec Pivot Ltd.	56	8,559
Innophos Holdings Inc.	371	10,896
Innospec Inc.	336	5,961
International Paper Co.	505	13,999
James Hardie Industries NV	1,030	4,458
JFE Holdings Inc. (f)	400	19,441
Johnson Matthey Plc	484	15,936
K+S AG	124	15,249
Kaiser Aluminum Corp.	110	5,803
Kazakhmys Plc	106	3,119
Kobe Steel Ltd.	3,000	8,487
Koninklijke DSM NV	140	8,495
Koppers Holdings Inc.	191	8,253
Lafarge SA	127	17,278
Linde AG	124	17,146
Lonmin Plc	98	4,669
Louisiana-Pacific Corp.	1,965	16,624
Lubrizol Corp.	738	36,752

Martin Marietta Materials Inc. (f)	408	42,828
MeadWestvaco Corp.	227	6,086
Mercer International Inc. (b) (f)	657	4,087
Minerals Technologies Inc.	328	21,159
Mitsubishi Chemical Holdings Corp.	1,000	5,966
Mondi Plc	271	1,339
Monsanto Co.	503	59,912
Neenah Paper Inc.	243	4,539
Newcrest Mining Ltd.	376	10,402
NewMarket Corp.	132	8,152
Newmont Mining Corp.	357	17,122
Nippon Steel Corp.	5,000	28,462
Nitto Denko Corp.	200	5,726
Norsk Hydro ASA	558	6,976
Nucor Corp.	241	13,790
Olin Corp.	1,574	46,811
OM Group Inc. (b) (f)	204	6,854
Orica Ltd.	272	6,063
Outokumpu Oyj	146	3,400
Oxiana Ltd.	1,682	3,127
Packaging Corp. of America	1,062	27,102
Pactiv Corp. (b) (f)	219	5,280
PolyOne Corp. (b) (f)	1,040	7,800
PPG Industries Inc.	224	13,583
Praxair Inc.	399	37,398
Rautaruukki Oyj	196	7,370
Reliance Steel & Aluminum Co.	603	38,085
Rexam Plc	758	5,674
Rio Tinto Ltd.	231	27,040
Rio Tinto Plc	858	89,786
Rock-Tenn Co. - Class A	288	10,238
Rockwood Holdings Inc. (b)	309	11,788
Rohm & Haas Co.	190	14,250
Royal Gold Inc.	217	7,743
RPM International Inc.	1,180	24,190
RTI International Metals Inc. (b) (f)	165	4,498
Salzgitter AG	60	9,789
Schweitzer-Mauduit International Inc.	291	5,416
Scotts Miracle-Gro Co.	515	10,032
Sensient Technologies Corp.	868	27,012
Shin-Etsu Chemical Co. Ltd.	300	18,355
Sigma-Aldrich Corp.	150	9,111
Silgan Holdings Inc.	178	9,402
Solvay SA	55	6,575
Sonoco Products Co.	976	31,837
Spartech Corp.	297	3,002
SSAB Svenskt Stal AB - Class A	217	5,958
SSAB Svenskt Stal AB - Class B	400	9,647
Steel Dynamics Inc.	2,028	64,247
Stillwater Mining Co. (b) (f)	625	5,938

Stora Enso Oyj - Class R	586	5,292
Sumitomo Chemical Co. Ltd.	2,000	13,200
Sumitomo Metal Industries Ltd.	4,000	19,243
Sumitomo Metal Mining Co. Ltd.	1,000	12,784
Svenska Cellulosa AB	483	5,467
Syngenta AG	95	27,653
Temple-Inland Inc.	1,011	16,429
Terra Industries Inc.	1,024	55,296
Texas Industries Inc.	288	14,890
ThyssenKrupp AG	323	17,971
Tokuyama Corp. (f)	1,000	6,288
Toray Industries Inc. (f)	2,000	9,999
Umicore	161	7,225
United States Lime & Minerals Inc. (b) (f)	141	5,922
United States Steel Corp.	107	17,159
UPM-Kymmene Oyj	485	7,669
Valspar Corp.	1,171	25,376
Vedanta Resources Plc	79	3,123
Voestalpine AG	151	9,914
Vulcan Materials Co. (f)	147	9,436
Wausau Paper Corp.	737	6,530
Westlake Chemical Corp.	382	6,689
Weyerhaeuser Co.	173	9,249
Worthington Industries Inc. (f)	1,299	23,044
WR Grace & Co. (b)	759	19,559
Xstrata Plc	560	40,167
Yara International ASA	150	10,656
Zep Inc.	138	2,355
Zoltek Cos. Inc. (b) (f)	158	3,527
		2,847,637
TELECOMMUNICATION SERVICES - 1.9%
Alaska Communications Systems Group Inc. (f)	514	6,548
American Tower Corp. (b)	394	16,509
AT&T Inc.	5,319	163,878
Belgacom SA	225	8,849
BT Group Plc	6,143	20,758
Cbeyond Inc. (b) (f)	150	2,577
Cincinnati Bell Inc. (b)	3,949	15,401
Cogent Communications Group Inc. (b) (f)	300	3,618
Consolidated Communications Holdings Inc. (f)	373	5,207
Deutsche Telekom AG	2,199	38,117
Elisa Oyj	249	5,265
Embarq Corp.	148	6,774
FairPoint Communications Inc. (f)	449	3,116
France Telecom SA (f)	1,521	48,092
Frontier Communications Corp.	142	1,642
General Communication Inc. - Class A (b)	496	4,449
Global Crossing Ltd. (b) (f)	354	5,845
Hellenic Telecommunications Organization SA	487	10,125
Iowa Telecommunications Services Inc.	396	7,342

iPCS Inc. (b)	140	3,766
KDDI Corp.	2	11,457
Millicom International Cellular SA	40	2,917
Nippon Telegraph & Telephone Corp.	4	20,322
NTELOS Holdings Corp.	249	5,954
NTT DoCoMo Inc.	14	22,740
PAETEC Holding Corp. (b)	1,600	9,424
Portugal Telecom SGPS SA	674	7,392
Premiere Global Services Inc. (b)	826	12,481
Qwest Communications International Inc.	2,136	8,181
Royal KPN NV (f)	1,476	25,695
Rural Cellular Corp. - Class A (b) (f)	161	7,239
Shenandoah Telecom Co. (f)	375	5,659
Singapore Telecommunications Ltd.	6,000	15,613
SoftBank Corp. (f)	600	10,983
Sprint Nextel Corp.	2,242	18,250
Swisscom AG	20	6,448
Syniverse Holdings Inc. (b)	365	5,913
Tele2 AB	355	6,200
Telecom Italia SpA	9,186	16,487
Telecom Italia SpA - RNC	5,962	8,050
Telefonica SA	3,720	96,525
Telekom Austria AG	505	10,394
Telenor ASA	520	7,825
Telephone & Data Systems Inc.	1,152	48,845
TeliaSonera AB	1,662	12,653
Telstra Corp. Ltd.	2,450	10,342
TerreStar Corp. (b) (f)	1,647	4,694
tw telecom inc. (b)	1,420	22,692
USA Mobility Inc. (b) (f)	349	2,834
Verizon Communications Inc.	2,565	87,313
Vodafone Group Plc	44,226	118,474
Windstream Corp.	549	6,544
		1,034,418
UTILITIES - 4.0%
AES Corp. (b)	501	8,086
AGL Resources Inc.	1,078	37,256
Allegheny Energy Inc.	170	8,228
Allete Inc.	275	11,704
Alliant Energy Corp.	1,245	40,126
Ameren Corp. (f)	177	7,273
American Electric Power Co. Inc.	353	13,944
American States Water Co.	218	7,874
Aqua America Inc. (f)	1,344	21,302
Avista Corp.	418	9,455
Black Hills Corp.	778	25,106
British Energy Group Plc	600	8,610
California Water Service Group	193	7,091
CenterPoint Energy Inc.	390	6,150
Centrica Plc	2,771	17,205

CH Energy Group Inc.	227	8,229
Chesapeake Utilities Corp.	493	14,095
Chubu Electric Power Co. Inc.	400	9,607
Cleco Corp.	499	12,540
CLP Holdings Ltd.	1,500	12,275
Consolidated Edison Inc.	213	8,456
Consolidated Water Co. Ltd.	245	5,140
Constellation Energy Group Inc.	184	15,301
Dominion Resources Inc.	600	26,508
DPL Inc.	1,302	33,045
DTE Energy Co.	155	6,355
Duke Energy Corp.	983	17,281
E.ON AG	520	99,096
Edison International Inc.	309	14,937
El Paso Electric Co. (b)	381	7,871
Electric Power Development Co. Ltd.	200	7,741
Electricite de France	148	12,860
Empire District Electric Co.	316	6,450
Enel SpA	3,836	35,452
Energen Corp.	730	43,946
Energias de Portugal SA	1,719	9,398
Energy East Corp.	1,553	38,809
EnergySouth Inc. (f)	123	7,453
Entergy Corp.	161	17,214
Equitable Resources Inc.	1,382	72,210
Exelon Corp.	563	44,263
FirstEnergy Corp.	259	19,049
Fortum Oyj	322	14,194
FPL Group Inc.	356	22,973
Gas Natural SDG SA	156	7,588
Gaz de France (f)	193	12,079
Great Plains Energy Inc.	1,705	43,068
Hawaiian Electric Industries Inc. (f)	974	24,097
Hong Kong & China Gas Co. Ltd.	3,630	7,989
Hongkong Electric Holdings Ltd.	1,000	5,797
Iberdrola Renovables (b)	700	4,618
Iberdrola SA	3,132	42,545
IDACORP Inc.	950	28,320
Integrys Energy Group Inc.	320	16,339
International Power Plc	1,301	10,588
ITC Holdings Corp.	548	28,562
Kansai Electric Power Co. Inc.	800	18,654
Kyushu Electric Power Co. Inc.	300	6,337
Laclede Group Inc.	236	10,009
MDU Resources Group Inc.	1,974	62,990
MGE Energy Inc. (f)	213	7,478
National Fuel Gas Co.	817	40,678
National Grid Plc	2,212	29,131
New Jersey Resources Corp.	328	11,182
Nicor Inc.	372	14,813

NiSource Inc.	368	6,285
Northeast Utilities	1,693	42,596
Northwest Natural Gas Co.	217	9,819
NorthWestern Corp.	458	11,345
NSTAR	1,118	35,619
OGE Energy Corp.	1,054	34,487
Oneok Inc.	1,123	51,074
Ormat Technologies Inc.	175	8,404
Osaka Gas Co. Ltd. (f)	2,000	7,219
Pepco Holdings Inc.	323	8,056
PG&E Corp.	287	11,058
Piedmont Natural Gas Co. (f)	588	15,747
Pinnacle West Capital Corp.	154	5,170
PNM Resources Inc.	1,331	15,586
Portland General Electric Co.	669	15,715
PPL Corp.	316	14,839
Progress Energy Inc.	342	14,470
Public Service Enterprise Group Inc.	456	19,061
Puget Energy Inc.	1,253	34,508
Questar Corp.	188	9,941
Red Electrica de Espana SA	124	7,463
RWE AG	366	43,795
SCANA Corp.	1,303	47,156
Scottish & Southern Energy Plc	635	17,590
Sempra Energy	260	14,602
Severn Trent Plc	220	5,774
Sierra Pacific Resources	2,784	31,571
SJW Corp.	201	5,209
South Jersey Industries Inc.	238	8,877
Southern Co.	701	24,808
Southwest Gas Corp.	389	11,242
Suez SA (f)	864	51,689
TECO Energy Inc.	453	8,403
Tohoku Electric Power Co. Inc.	300	6,665
Tokyo Electric Power Co. Inc.	1,100	30,295
Tokyo Gas Co. Ltd.	2,000	8,056
UIL Holdings Corp.	205	6,412
Union Fenosa SA (f)	474	12,712
UniSource Energy Corp.	340	10,387
United Utilities Plc	556	7,632
US Geothermal Inc. (b) (f)	2,631	6,235
Vectren Corp.	1,210	35,332
Veolia Environnement	254	13,479
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	146	11,590
Westar Energy Inc.	2,194	48,444
WGL Holdings Inc.	1,082	37,361
Wisconsin Energy Corp.	1,155	52,114
Xcel Energy Inc.	338	6,780
		2,247,692

Total Common Stocks (cost $46,111,473)		41,344,581

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Porsche AG	60	8,993
Volkswagen AG	90	14,042
		23,035
FINANCIALS - 0.0%
SunTrust Capital VIII, 6.10%, 12/15/36	10,000	6,779

HEALTH CARE - 0.0%
Fresenius AG	40	3,247

Total Preferred Stocks (cost $31,350)		33,061

RIGHTS - 0.0%
Standard Pacific Corp. (b)	1,830	348
Suez Environnement SA (b) (f)	864	6,213

Total Rights (cost $5,794)		6,561

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.3%
AmeriCredit Automobile Receivables Trust, 5.21%, 10/06/11	$ 33,460	32,924
Banc of America Commercial Mortgage Inc., 5.96%, 05/10/45 (d)	75,000	68,798
Commercial Mortgage Pass-Through Certificates, 5.31%, 12/10/46	30,000	27,648
GMAC Commercial Mortgage Securities Inc., 6.96%, 09/15/35	99,395	102,363
GS Mortgage Securities Corp. II, 4.61%, 01/10/40	75,000	71,539
JPMorgan Chase Commercial Mortgage Securities Corp., 5.56%, 04/15/43	75,000	72,710
LB-UBS Commercial Mortgage Trust, 5.42%, 02/15/40	20,000	18,194
Merrill Lynch Mortgage Trust, 4.75%, 06/12/43	75,000	69,321
Morgan Stanley Capital I, 5.47%, 03/12/44 (d)	100,000	82,405
Wachovia Bank Commercial Mortgage Trust, 5.50%, 10/15/48	75,000	73,970
Wachovia Bank Commercial Mortgage Trust, 5.74%, 06/15/49 (d)	50,000	46,353
WFS Financial Owner Trust, 3.87%, 08/17/12	43,453	43,589

Total Non-U.S. Government Agency Asset-Backed Securities (cost $752,525)		709,814

CORPORATE BONDS AND NOTES - 4.5%
CONSUMER DISCRETIONARY - 0.3%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	35,000	38,638
Comcast Corp., 5.50%, 03/15/11	10,000	10,003
Comcast Corp., 6.45%, 03/15/37	2,000	1,831
Home Depot Inc., 5.20%, 03/01/11	25,000	24,777
Lowe's Cos. Inc., 5.40%, 10/15/16	15,000	14,642
Macys Retail Holdings Inc., 5.90%, 12/01/16	10,000	8,669
News America Inc., 6.20%, 12/15/34	12,000	10,904
Target Corp., 6.35%, 01/15/11	15,000	15,652
Time Warner Entertainment Co., 8.38%, 07/15/33	10,000	10,678
Time Warner Inc., 6.75%, 04/15/11	25,000	25,505

Time Warner Inc., 7.70%, 05/01/32	3,000	2,999
Viacom Inc., 6.25%, 04/30/16	13,000	12,400
Yum! Brands Inc., 8.88%, 04/15/11	15,000	16,144
		192,842
CONSUMER STAPLES - 0.4%
Archer-Daniels-Midland Co., 5.45%, 03/15/18	15,000	14,477
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	16,000	19,363
CVS Caremark Corp., 6.25%, 06/01/27	12,000	11,575
General Mills Inc., 5.20%, 03/17/15	25,000	24,601
Kellogg Co., 7.45%, 04/01/31	10,000	11,168
Kraft Foods Inc., 6.88%, 02/01/38	10,000	9,651
Kroger Co., 5.50%, 02/01/13	15,000	15,018
Pepsi Bottling Group Inc., 7.00%, 03/01/29	10,000	10,910
Safeway Inc., 5.80%, 08/15/12	14,000	14,220
Wal-Mart Stores Inc., 4.13%, 07/01/10	50,000	50,708
Wal-Mart Stores Inc., 5.80%, 02/15/18	15,000	15,501
		197,192
ENERGY - 0.3%
Anadarko Petroleum Corp., 5.95%, 09/15/16	10,000	9,961
Apache Corp., 6.00%, 01/15/37	10,000	9,669
Canadian Natural Resources Ltd., 5.70%, 05/15/17	10,000	9,743
ConocoPhillips Holding Co., 6.95%, 04/15/29	8,000	8,615
Devon Financing Corp. ULC, 7.88%, 09/30/31	10,000	11,553
EnCana Holdings Finance Corp., 5.80%, 05/01/14	20,000	20,082
Enterprise Products Operating LP, 5.60%, 10/15/14	10,000	9,773
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	15,000	14,518
Marathon Oil Corp., 6.00%, 10/01/17	10,000	9,875
Pemex Project Funding Master Trust, 6.63%, 06/15/35	5,000	4,888
Southern Natural Gas Co., 5.90%, 04/01/17 (g) (k) (l)	10,000	9,619
Spectra Energy Capital LLC, 8.00%, 10/01/19	10,000	10,395
Texas Eastern Transmission Corp., 7.00%, 07/15/32	9,000	8,637
TransCanada Pipelines Ltd., 6.20%, 10/15/37	10,000	9,094
Transocean Inc., 6.80%, 03/15/38	5,000	5,145
Valero Energy Corp., 6.13%, 06/15/17	10,000	9,605
Williams Cos. Inc., 8.75%, 03/15/32 (l)	7,000	7,945
XTO Energy Inc., 6.25%, 08/01/17	10,000	9,980
		179,097
FINANCIALS - 2.0%
Abbey National Plc, 7.95%, 10/26/29	10,000	10,251
Allstate Corp., 5.55%, 05/09/35	10,000	8,302
American Express Bank, 6.15%, 08/28/17	20,000	18,956
American General Finance Corp., 5.38%, 10/01/12	25,000	21,827
American International Group Inc., 4.25%, 05/15/13 (l)	15,000	13,322
Asian Development Bank, 4.25%, 10/20/14	8,000	8,063
AXA SA, 8.60%, 12/15/30	10,000	10,243
Axis Capital Holdings Ltd., 5.75%, 12/01/14	5,000	4,546
Bank of America Corp., 5.63%, 10/14/16	50,000	47,157
Bank of America Corp., 5.75%, 12/01/17	5,000	4,691
Bear Stearns Cos. Inc., 4.50%, 10/28/10	25,000	24,684
Bear Stearns Cos. Inc., 6.40%, 10/02/17	5,000	4,897

Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	50,000	50,435
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	8,000	7,845
Boston Properties LP, 6.25%, 01/15/13	8,000	8,000
Capital One Financial Corp., 6.15%, 09/01/16	17,000	13,815
Capital One Financial Corp., 6.75%, 09/15/17	15,000	14,522
Citigroup Inc., 6.63%, 06/15/32	50,000	44,374
Credit Suisse USA Inc., 6.13%, 11/15/11	50,000	51,316
Deutsche Bank AG London, 6.00%, 09/01/17	10,000	10,010
ERP Operating LP, 6.63%, 03/15/12	10,000	10,076
European Investment Bank, 3.38%, 06/12/13	50,000	49,080
Fifth Third Bancorp, 5.45%, 01/15/17	10,000	7,577
General Electric Capital Corp., 5.38%, 10/20/16	50,000	48,924
General Electric Capital Corp., 5.88%, 01/14/38	10,000	8,980
General Electric Capital Corp., 6.38%, 11/15/67	20,000	18,473
Goldman Sachs Group Inc., 6.13%, 02/15/33	50,000	43,439
HSBC Finance Corp., 6.38%, 10/15/11	50,000	51,199
International Bank for Reconstruction & Development, 3.63%, 05/21/13	50,000	49,650
iStar Financial Inc., 5.95%, 10/15/13	10,000	7,075
Jefferies Group Inc., 6.25%, 01/15/36	5,000	3,560
JPMorgan Chase & Co., 5.15%, 10/01/15	50,000	46,401
KFW International Finance Inc., 4.75%, 05/15/12	12,000	12,434
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	50,000	51,090
Lehman Brothers Holdings Inc., 4.50%, 07/26/10	50,000	47,601
Lehman Brothers Holdings Inc., 6.88%, 07/17/37	9,000	7,458
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	10,000	9,721
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	25,000	22,821
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	5,000	4,682
MetLife Inc., 6.40%, 12/15/36	12,000	10,203
Morgan Stanley, 4.75%, 04/01/14	50,000	44,613
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/12	50,000	53,128
ORIX Corp., 5.48%, 11/22/11	10,000	9,672
ProLogis Trust, 5.63%, 11/15/16	10,000	9,214
Royal Bank of Canada, 5.65%, 07/20/11	17,000	17,502
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	15,000	14,453
Travelers Cos. Inc., 6.25%, 03/15/37	10,000	8,438
Wachovia Corp., 5.25%, 08/01/14	25,000	21,832
Wachovia Corp., 5.63%, 10/15/16	5,000	4,130
Wells Fargo & Co., 4.88%, 01/12/11	50,000	50,620
Wells Fargo & Co., 5.63%, 12/11/17	5,000	4,765
		1,126,067
HEALTH CARE - 0.4%
Abbott Laboratories, 5.60%, 05/15/11	50,000	52,246
Aetna Inc., 6.63%, 06/15/36	8,000	7,354
Amgen Inc., 5.85%, 06/01/17	16,000	16,020
AstraZeneca Plc, 6.45%, 09/15/37	10,000	10,231
Baxter International Inc., 5.90%, 09/01/16	10,000	10,238
Bristol-Myers Squibb Co., 5.88%, 11/15/36	10,000	9,268
Cardinal Health Inc., 5.85%, 12/15/17	10,000	9,767
Eli Lilly & Co., 6.00%, 03/15/12	15,000	15,950
Merck & Co. Inc., 4.75%, 03/01/15	50,000	49,532

UnitedHealth Group Inc., 4.88%, 02/15/13	10,000	9,686
UnitedHealth Group Inc., 5.80%, 03/15/36	5,000	3,946
Wyeth, 5.95%, 04/01/37	10,000	9,462
		203,700
INDUSTRIALS - 0.2%
Caterpillar Inc., 6.05%, 08/15/36	10,000	9,737
CSX Corp., 6.25%, 03/15/18	10,000	9,296
Emerson Electric Co., 7.13%, 08/15/10	10,000	10,664
Honeywell International Inc., 7.50%, 03/01/10	20,000	21,148
Lockheed Martin Corp., 6.15%, 09/01/36	10,000	9,600
Union Pacific Corp., 4.45%, 01/31/13	10,000	10,033
United Technologies Corp., 4.88%, 05/01/15	15,000	14,950
Waste Management Inc., 7.38%, 08/01/10	10,000	10,305
		95,733
INFORMATION TECHNOLOGY - 0.1%
Oracle Corp., 5.75%, 04/15/18	15,000	14,965
Unilever Capital Corp., 5.90%, 11/15/32	10,000	9,558
Western Union Co., 5.40%, 11/17/11	10,000	9,996
Xerox Corp., 5.50%, 05/15/12	14,000	13,754
		48,273
MATERIALS - 0.1%
CRH America Inc., 6.00%, 09/30/16	8,000	7,107
Rohm & Haas Co., 6.00%, 09/15/17	10,000	9,773
Vale Overseas Ltd., 6.88%, 11/21/36	10,000	9,555
Weyerhaeuser Co., 6.75%, 03/15/12	10,000	10,296
Weyerhaeuser Co., 7.38%, 03/15/32	3,000	2,861
		39,592
TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc., 5.10%, 09/15/14	25,000	24,510
AT&T Inc., 5.63%, 06/15/16	5,000	4,951
BellSouth Corp., 6.00%, 11/15/34	15,000	13,528
British Telecommunications Plc, 8.63%, 12/15/30 (m)	12,000	14,235
Deutsche Telekom International Finance BV, 8.00%, 06/15/10 (m)	25,000	26,396
Deutsche Telekom International Finance BV, 5.25%, 07/22/13	15,000	14,697
Embarq Corp., 7.08%, 06/01/16	4,000	3,737
Embarq Corp., 8.00%, 06/01/36	5,000	4,508
France Telecom SA, 8.50%, 03/01/31	10,000	11,835
Telecom Italia Capital SA, 6.00%, 09/30/34	10,000	8,236
Telefonica Europe BV, 7.75%, 09/15/10	20,000	21,051
Verizon Global Funding Corp., 7.38%, 09/01/12	50,000	53,842
Verizon Virginia Inc., 4.63%, 03/15/13	25,000	23,949
Vodafone Group Plc, 5.00%, 12/16/13	28,000	27,326
		252,801
UTILITIES - 0.3%
Consolidated Edison Inc. of New York, 5.50%, 09/15/16	18,000	17,812
Constellation Energy Group Inc., 4.55%, 06/15/15	9,000	8,026
Dominion Resources Inc., 5.15%, 07/15/15	15,000	14,299
Duke Energy Ohio Inc., 5.70%, 09/15/12	15,000	15,150
Exelon Corp., 4.90%, 06/15/15	5,000	4,580
Exelon Generation Co. LLC, 6.20%, 10/01/17	15,000	14,620

FirstEnergy Corp., 6.45%, 11/15/11	15,000	15,320
FirstEnergy Corp., 7.38%, 11/15/31	4,000	4,279
Florida Power & Light Co., 5.63%, 04/01/34	5,000	4,684
Hydro Quebec, 8.00%, 02/01/13	12,000	13,836
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	10,000	10,277
NiSource Finance Corp., 5.45%, 09/15/20	5,000	4,318
Northern States Power Co., 6.25%, 06/01/36	9,000	9,075
Ohio Power Co., 6.00%, 06/01/16	19,000	18,672
Union Electric Co., 6.40%, 06/15/17	14,000	13,877
		168,825

Total Corporate Bonds and Notes (cost $2,605,776)		2,504,122

GOVERNMENT AND AGENCY OBLIGATIONS - 14.3%
GOVERNMENT SECURITIES - 5.0%
Sovereign - 0.3%
Brazilian Government International Bond, 11.00%, 01/11/12 (f)	10,000	12,225
Brazilian Government International Bond, 7.88%, 03/07/15	5,000	5,650
Brazilian Government International Bond, 8.88%, 04/15/24	4,000	5,060
Brazilian Government International Bond, 10.13%, 05/15/27	7,000	9,835
Brazilian Government International Bond, 7.13%, 01/20/37	5,000	5,513
Brazilian Government International Bond, 11.00%, 08/17/40	9,000	11,880
Italy Government International Bond, 6.88%, 09/27/23	15,000	17,634
Mexico Government International Bond, 5.63%, 01/15/17	50,000	50,425
Poland Government Bond, 5.25%, 01/15/14	20,000	20,401
Province of Manitoba, Canada, 4.90%, 12/06/16 (f)	5,000	5,116
Province of Quebec, Canada, 5.13%, 11/14/16	50,000	51,298
		195,037
U.S. Treasury Securities - 4.7%
U.S. Treasury Note, 3.50%, 11/15/09	30,000	30,478
U.S. Treasury Note, 3.13%, 11/30/09 (f)	240,000	242,644
U.S. Treasury Note, 3.50%, 02/15/10 (f)	275,000	279,813
U.S. Treasury Note, 2.88%, 06/30/10 (f)	100,000	100,727
U.S. Treasury Note, 5.75%, 08/15/10 (f)	40,000	42,566
U.S. Treasury Note, 4.50%, 02/28/11 (f)	190,000	198,327
U.S. Treasury Note, 4.88%, 04/30/11 (f)	30,000	31,657
U.S. Treasury Note, 4.88%, 07/31/11	96,000	101,595
U.S. Treasury Note, 4.63%, 02/29/12 (f)	100,000	105,539
U.S. Treasury Note, 4.50%, 04/30/12 (f)	52,000	54,718
U.S. Treasury Note, 4.25%, 09/30/12 (f)	15,000	15,681
U.S. Treasury Note, 4.00%, 11/15/12 (f)	10,000	10,372
U.S. Treasury Note, 3.38%, 11/30/12 (f)	107,000	108,020
U.S. Treasury Note, 3.88%, 02/15/13 (f)	10,000	10,284
U.S. Treasury Note, 3.63%, 05/15/13	32,000	32,547
U.S. Treasury Note, 4.00%, 02/15/14 (f)	18,000	18,609
U.S. Treasury Note, 4.25%, 08/15/14 (f)	42,000	43,949
U.S. Treasury Note, 4.00%, 02/15/15 (f)	85,000	87,743
U.S. Treasury Bond, 11.25%, 02/15/15 (f)	54,000	78,182
U.S. Treasury Note, 5.13%, 05/15/16 (f)	35,000	38,265
U.S. Treasury Note, 4.63%, 11/15/16 (f)	130,000	137,384

U.S. Treasury Bond, 9.13%, 05/15/18 (f)	4,000	5,608
U.S. Treasury Bond, 8.88%, 02/15/19 (f)	72,000	100,260
U.S. Treasury Bond, 8.75%, 08/15/20 (f)	182,000	256,165
U.S. Treasury Bond, 7.88%, 02/15/21 (f)	40,000	53,234
U.S. Treasury Bond, 8.00%, 11/15/21 (f)	31,000	41,937
U.S. Treasury Bond, 6.25%, 08/15/23 (f)	38,000	45,024
U.S. Treasury Bond, 7.63%, 02/15/25 (f)	3,000	4,069
U.S. Treasury Bond, 6.63%, 02/15/27 (f)	65,000	81,001
U.S. Treasury Bond, 6.13%, 11/15/27 (f)	40,000	47,525
U.S. Treasury Bond, 6.13%, 08/15/29 (f)	55,000	65,725
U.S. Treasury Bond, 5.38%, 02/15/31 (f)	44,000	48,348
U.S. Treasury Bond, 4.50%, 02/15/36 (f)	48,000	47,074
U.S. Treasury Bond, 4.38%, 02/15/38 (f)	25,000	24,092
		2,589,162
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.3%
Federal Home Loan Bank - 0.8%
Federal Home Loan Bank, 5.00%, 09/18/09 (f)	160,000	163,626
Federal Home Loan Bank, 4.38%, 09/17/10 (f)	120,000	122,726
Federal Home Loan Bank, 5.25%, 10/06/11	50,000	50,167
Federal Home Loan Bank, 4.88%, 11/18/11	65,000	67,254
Federal Home Loan Bank, 4.50%, 09/16/13 (f)	50,000	50,922
		454,695
Federal Home Loan Mortgage Corp. - 1.8%
Federal Home Loan Mortgage Corp., 6.63%, 09/15/09 (f)	75,000	78,009
Federal Home Loan Mortgage Corp., 5.13%, 07/15/12	45,000	47,044
Federal Home Loan Mortgage Corp., 4.38%, 07/17/15 (f)	35,000	34,980
Federal Home Loan Mortgage Corp., 5.25%, 04/18/16 (f)	100,000	104,910
Federal Home Loan Mortgage Corp., 6.00%, 11/01/22	58,619	59,855
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32 (f)	20,000	22,886
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32, TBA (c)	220,000	219,864
Federal Home Loan Mortgage Corp., 6.00%, 06/01/35	65,568	66,283
Federal Home Loan Mortgage Corp., 6.50%, 09/01/35, TBA (c)	40,000	40,862
Federal Home Loan Mortgage Corp., 4.40%, 12/01/35 (d)	43,941	44,039
Federal Home Loan Mortgage Corp., 6.50%, 03/01/37	82,617	84,949
Federal Home Loan Mortgage Corp., 5.50%, 11/01/37	188,672	184,632
		988,313
Federal National Mortgage Association - 6.1%
Federal National Mortgage Association, 4.75%, 11/19/12 (f)	30,000	30,956
Federal National Mortgage Association, 4.13%, 04/15/14 (f)	40,000	39,945
Federal National Mortgage Association, 4.38%, 10/15/15 (f)	17,000	16,968
Federal National Mortgage Association, 5.00%, 02/13/17	30,000	30,822
Federal National Mortgage Association, 5.00%, 06/01/18	10,691	10,617
Federal National Mortgage Association, 4.50%, 10/01/18	209,040	203,773
Federal National Mortgage Association, 5.00%, 07/01/19	186,938	185,299
Federal National Mortgage Association, 5.50%, 10/01/19	212,694	214,684
Federal National Mortgage Association, 5.00%, 12/01/26	223,519	215,707
Federal National Mortgage Association, 6.63%, 11/15/30	55,000	65,348
Federal National Mortgage Association, 6.00%, 11/01/32	7,784	7,872
Federal National Mortgage Association, 6.00%, 11/01/32	19,927	20,150
Federal National Mortgage Association, 6.00%, 03/01/33	29,221	29,549
Federal National Mortgage Association, 5.00%, 06/01/33	566,846	542,052
Federal National Mortgage Association, 5.50%, 06/01/33	460,780	453,647
Federal National Mortgage Association, 6.00%, 09/01/33	31,844	32,161
Federal National Mortgage Association, 6.00%, 02/01/34	84,824	85,829
Federal National Mortgage Association, 6.00%, 03/01/34	23,351	23,547
Federal National Mortgage Association, 5.00%, 06/01/34	87,241	83,316
Federal National Mortgage Association, 4.44%, 08/01/34 (d)	51,870	52,224
Federal National Mortgage Association, 6.00%, 08/01/34	9,503	9,599
Federal National Mortgage Association, 5.50%, 12/01/34	236,148	232,123
Federal National Mortgage Association, 5.60%, 07/01/36 (d)	120,701	122,247
Federal National Mortgage Association, 7.00%, 09/01/36	34,134	35,723
Federal National Mortgage Association, 6.00%, 02/01/37	196,499	197,618
Federal National Mortgage Association, 5.84%, 04/01/37 (d)	60,782	61,459
Federal National Mortgage Association, 6.00%, 04/01/37	134,794	135,561
Federal National Mortgage Association, 5.50%, 06/01/37	37,298	36,538
Federal National Mortgage Association, 5.00%, 09/13/37, TBA (c)	128,000	120,840
Federal National Mortgage Association, 5.23%, 01/01/38 (d)	47,052	46,945
Federal National Mortgage Association, 4.50%, 03/01/38	70,000	64,151
		3,407,270
Government National Mortgage Association - 0.6%
Government National Mortgage Association, 5.50%, 10/15/35	198,181	197,045
Government National Mortgage Association, 6.00%, 11/15/36	30,107	30,498
Government National Mortgage Association, 6.50%, 12/15/37	120,524	124,354
		351,897

Total Government and Agency Obligations (cost $7,968,872)		7,986,374

SHORT TERM INVESTMENTS - 23.8%
Mutual Funds - 5.4%
JNL Money Market Fund, 2.25% (a) (e)	3,007,348	3,007,348

Securities Lending Collateral - 18.0%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (a) (e)	10,119,953	10,026,849

U.S. Treasury Securities - 0.4%
U.S. Treasury Bill, 1.99%, 09/18/08 (h)	$ 200,000	199,645

Total Short Term Investments (cost $13,326,781)		13,233,842

Total Investments - 118.5% (cost $70,802,571)		65,818,355
Other Assets and Liabilities, Net - (18.5%)		(10,286,374)
Total Net Assets - 100%		$ 55,531,981

Jackson Perspective 10 x 10 Fund
INVESTMENT FUNDS - 100.0%
Jackson Perspective 5 Fund (a)	612,672	$ 5,515,249
Jackson Perspective Index 5 Fund (a)	612,672	5,747,189

Total Investment Funds (cost $12,557,545)		11,262,438

Total Investments - 100.0% (cost $12,557,545)		11,262,438
Other Assets and Liabilities, Net - 0.0%		(3,377)
Total Net Assets - 100%		$ 11,259,061

Jackson Perspective Optimized 5 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 13.0%
Apollo Group Inc. - Class A (b)	9,198	$ 572,943
Autoliv Inc.	3,841	149,953
Bed Bath & Beyond Inc. (b)	7,850	218,466
Carnival Corp.	4,338	160,246
DeVry Inc.	1,830	103,962
DR Horton Inc. (f)	11,312	125,789
Expedia Inc. (b)	8,521	166,756
Fossil Inc. (b)	2,965	79,403
GameStop Corp. - Class A (b)	4,042	163,741
General Motors Corp. (f)	13,040	144,353
Genuine Parts Co.	4,374	175,441
GKN Plc	71,422	299,734
Ladbrokes Plc	62,313	309,378
Liberty Global Inc. - Class A (b)	10,234	295,046
Limited Brands Inc.	10,081	166,236
Newell Rubbermaid Inc.	8,044	132,967
Shaw Communications Inc.	9,817	205,862
Staples Inc.	21,251	478,148
Volvo AB - Class B	35,893	431,744
Wynn Resorts Ltd. (f)	3,481	339,328
		4,719,496
CONSUMER STAPLES - 3.4%
ConAgra Foods Inc.	8,875	192,410
Fresh Del Monte Produce Inc. (b)	3,206	67,582
Hershey Co. (f)	5,301	194,918
HJ Heinz Co.	4,506	227,012
Kimberly-Clark Corp.	2,926	169,211
Kraft Foods Inc. - Class A (f)	6,529	207,753
SYSCO Corp.	6,616	187,630
		1,246,516
ENERGY - 5.7%
Cameron International Corp. (b)	5,443	259,958
Enbridge Inc.	4,803	210,756
ENI SpA	14,923	503,570
Southwestern Energy Co. (b)	8,530	309,724
Statoil ASA (f)	18,690	605,436
TransCanada Corp.	4,898	189,748

		2,079,192
FINANCIALS - 13.8%
Barclays Plc	51,470	349,503
BOC Hong Kong Holdings Ltd.	150,000	377,632
Citigroup Inc.	13,169	246,129
Credit Agricole SA	15,792	336,255
Deutsche Bank AG	4,301	397,355
Fortis	21,868	307,149
HBOS Plc	34,592	197,401
HSBC Holdings Plc	31,919	527,874
ING Groep NV (f)	14,853	484,345
Lloyds TSB Group Plc	55,482	323,525
Nordea Bank AB	35,615	504,767
Royal Bank of Scotland Group Plc	62,937	261,130
RSA Insurance Group Plc	137,400	356,729
Societe Generale - Class A	3,889	359,883
		5,029,677
HEALTH CARE - 9.8%
Amedisys Inc. (b)	2,321	148,823
Charles River Laboratories International Inc. (b)	1,718	114,178
Covance Inc. (b)	1,601	146,972
DENTSPLY International Inc.	4,532	182,413
Eli Lilly & Co.	3,717	175,108
Express Scripts Inc. (b)	13,901	980,577
Henry Schein Inc. (b) (f)	2,692	144,184
Hologic Inc. (b) (f)	7,750	143,143
Patterson Cos. Inc. (b)	4,174	130,354
Perrigo Co.	3,223	113,545
Pfizer Inc.	15,873	296,349
Teva Pharmaceutical Industries Ltd. - ADR	21,654	970,965
		3,546,611
INDUSTRIALS - 8.6%
AGCO Corp. (b)	2,320	138,852
Avery Dennison Corp.	3,691	162,441
Citic Pacific Ltd.	75,000	286,270
Copart Inc. (b)	2,468	108,246
COSCO Pacific Ltd.	186,000	323,568
Deere & Co.	10,885	763,692
FTI Consulting Inc. (b)	1,777	126,451
General Electric Co.	10,466	296,083
IHS Inc. (b)	1,629	101,373
Jacobs Engineering Group Inc. (b)	3,022	233,721
Joy Global Inc.	3,263	235,654
Ryanair Holdings Plc - ADR (b) (f)	8,955	218,054
Stericycle Inc. (b)	2,193	131,032
		3,125,437
INFORMATION TECHNOLOGY - 15.9%
Ansys Inc. (b)	2,825	129,611
Apple Inc. (b)	7,370	1,171,462
Autodesk Inc. (b)	6,924	220,806

Citrix Systems Inc. (b)	5,751	153,207
Dolby Laboratories Inc. - Class A (b)	2,735	111,287
Intuit Inc. (b)	10,130	276,853
Logica Plc	173,924	362,989
Logitech International SA (b) (f)	5,445	142,822
MEMC Electronic Materials Inc. (b)	5,772	266,724
Microsoft Corp.	30,574	786,363
Nokia Oyj - Class A - ADR	26,963	736,629
Nvidia Corp. (b)	16,775	191,906
Oracle Corp. (b)	48,519	1,044,614
Sigma Designs Inc. (b) (f)	2,291	40,184
Western Digital Corp. (b)	5,559	160,044
		5,795,501
MATERIALS - 16.0%
Bemis Co. Inc.	6,985	196,698
MeadWestvaco Corp.	6,837	183,300
Monsanto Co.	8,867	1,056,148
Mosaic Co.	10,963	1,394,603
Owens-Illinois Inc. (b)	3,891	164,356
Potash Corp.	7,084	1,447,049
PPG Industries Inc.	2,865	173,734
RPM International Inc.	8,934	183,147
Sigma-Aldrich Corp.	3,900	236,886
Sonoco Products Co.	6,227	203,125
Steel Dynamics Inc.	5,713	180,987
Teck Cominco Ltd. - Class B	5,847	268,787
Weyerhaeuser Co.	2,850	152,360
		5,841,180
TELECOMMUNICATION SERVICES - 11.4%
AT&T Inc.	9,618	296,331
BCE Inc.	5,572	211,401
BT Group Plc	165,091	557,864
Deutsche Telekom AG	23,555	408,300
France Telecom SA (f)	13,651	431,631
Millicom International Cellular SA	3,285	254,193
PCCW Ltd.	649,000	410,636
Telecom Italia SpA	160,598	288,244
Telefonica SA - ADR	11,353	883,604
TeliaSonera AB	54,547	415,276
		4,157,480
UTILITIES - 2.3%
Cheung Kong Infrastructure Holdings Ltd. (f)	98,823	434,403
Enel SpA	43,455	401,611
		836,014

Total Common Stocks (cost $40,804,857)		36,377,104

SHORT TERM INVESTMENTS - 8.4%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.25% (a) (e)	32,229	32,229

Securities Lending Collateral - 8.3%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (a) (e)	3,032,873	3,004,971

Total Short Term Investments (cost $3,065,102)		3,037,200

Total Investments - 108.3% (cost $43,869,959)		39,414,304
Other Assets and Liabilities, Net - (8.3%)		(3,009,526)
Total Net Assets - 100%		$ 36,404,778

Jackson Perspective VIP Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 9.3%
Apollo Group Inc. - Class A (b)	1,248	$ 77,738
ATC Technology Corp. (b)	272	6,833
DeVry Inc.	234	13,294
Expedia Inc. (b)	626	12,251
Fossil Inc. (b)	293	7,847
GameStop Corp. - Class A (b)	527	21,349
Global Sources Ltd. (b) (f)	444	6,136
Liberty Global Inc. - Class A (b)	787	22,689
Nike Inc. - Class B	786	46,122
Polo Ralph Lauren Corp. (f)	811	47,987
Pre-Paid Legal Services Inc. (b)	148	6,219
Stewart Enterprises Inc. - Class A	1,057	9,418
True Religion Apparel Inc. (b)	270	6,977
Universal Electronics Inc. (b)	157	3,566
Walt Disney Co.	7,510	227,929
Warnaco Group Inc. (b)	540	22,653
WMS Industries Inc. (b)	586	16,513
Wynn Resorts Ltd. (f)	251	24,467
		579,988
CONSUMER STAPLES - 3.6%
Chattem Inc. (b) (f)	224	14,441
Clorox Co.	785	42,783
Costco Wholesale Corp.	964	60,424
Fresh Del Monte Produce Inc. (b)	368	7,757
Kimberly-Clark Corp.	733	42,389
PepsiAmericas Inc.	415	9,823
PepsiCo Inc.	662	44,063
SunOpta Inc. (b)	799	4,243
		225,923
ENERGY - 7.9%
Atlas America Inc.	466	17,261
Bois d'Arc Energy Inc. (b)	767	16,797
Bristow Group Inc. (b)	277	12,462
Core Laboratories NV	99	12,831
ENI SpA	1,648	55,611
ENSCO International Inc.	840	58,078
Golar LNG Ltd.	729	13,406

Gulfport Energy Corp. (b)	503	7,253
Halliburton Co.	1,326	59,431
Matrix Service Co. (b)	306	6,907
NATCO Group Inc. (b)	200	9,530
National Oilwell Varco Inc. (b)	1,145	90,031
OYO Geospace Corp. (b)	73	3,433
Petroleum Development Corp. (b)	167	9,237
Statoil ASA	1,969	63,783
Tesco Corp. (b)	429	13,329
Tsakos Energy Navigation Ltd.	460	15,907
Valero Energy Corp.	713	23,821
		489,108
FINANCIALS - 9.7%
Aon Corp.	1,061	48,594
Aviva Plc	4,527	44,924
Barclays Plc	6,114	41,517
Chubb Corp.	924	44,389
Credit Agricole SA (f)	1,826	38,881
Deutsche Bank AG	472	43,607
Fortis	2,324	32,642
GAMCO Investors Inc.	323	14,444
HBOS Plc	4,187	23,894
HSBC Holdings Plc	3,594	59,437
ING Groep NV (f)	1,549	50,512
Janus Capital Group Inc.	1,550	47,027
Lloyds TSB Group Plc	6,551	38,200
Navigators Group Inc. (b)	197	9,368
Royal Bank of Scotland Group Plc	6,729	27,918
Societe Generale - Class A (f)	428	39,607
		604,961
HEALTH CARE - 9.7%
Air Methods Corp. (b)	129	3,698
Amedisys Inc. (b)	305	19,557
Applied Biosystems Inc.	1,490	55,026
Bruker BioSciences Corp. (b)	1,238	17,109
Chemed Corp.	277	11,856
DENTSPLY International Inc.	322	12,961
Dionex Corp. (b)	218	15,155
Express Scripts Inc. (b)	2,062	145,453
Genzyme Corp. (b)	602	46,143
Haemonetics Corp. (b)	288	16,721
Henry Schein Inc. (b)	189	10,123
Kendle International Inc. (b)	171	7,037
Medco Health Solutions Inc. (b)	989	49,035
Omnicell Inc. (b)	380	6,175
Owens & Minor Inc.	467	21,445
Perrigo Co.	342	12,049
Phase Forward Inc. (b)	463	8,519
Quidel Corp. (b)	402	8,145
RehabCare Group Inc. (b)	230	3,809

Res-Care Inc. (b)	342	6,279
Sun Healthcare Group Inc. (b)	505	7,216
SurModics Inc. (b) (f)	200	8,418
Teva Pharmaceutical Industries Ltd. - ADR	1,811	81,205
Universal American Corp. (b)	828	8,685
Waters Corp. (b)	317	21,537
		603,356
INDUSTRIALS - 14.7%
AAR Corp. (b)	439	7,546
AGCO Corp. (b)	289	17,297
Badger Meter Inc. (f)	166	9,351
Barnes Group Inc.	637	14,390
CBIZ Inc. (b)	737	6,036
Columbus Mckinnon Corp. (b)	226	5,810
Copart Inc. (b)	285	12,500
Cubic Corp.	304	8,123
Deere & Co.	1,306	91,629
Deluxe Corp.	623	8,909
Ducommun Inc. (b)	106	2,905
DynCorp International Inc. (b)	667	10,499
Emerson Electric Co.	895	43,587
EnerSys (b)	539	17,399
Flowserve Corp.	182	24,268
Fluor Corp.	572	46,532
FTI Consulting Inc. (b)	192	13,663
Geo Group Inc. (b)	590	14,184
Heico Corp.	253	8,809
Honeywell International Inc.	3,932	199,903
Ingersoll-Rand Co. Ltd. - Class A	1,086	39,096
Jacobs Engineering Group Inc. (b)	383	29,621
Joy Global Inc.	243	17,549
Kaman Corp. - Class A	270	6,772
Kaydon Corp.	322	15,269
KHD Humboldt Wedag International Ltd. (b)	359	9,517
Layne Christensen Co. (b)	218	9,956
McDermott International Inc. (b)	727	34,656
Middleby Corp. (b) (f)	189	8,845
Orbital Sciences Corp. (b)	695	17,382
Parker Hannifin Corp.	669	41,264
Perini Corp. (b)	311	8,509
Pinnacle Airlines Corp. (b)	210	1,247
RBC Bearings Inc. (b) (f)	258	8,584
Robbins & Myers Inc.	712	36,148
Rush Enterprises Inc. - Class A (b)	421	4,753
Ryanair Holdings Plc - ADR (b) (f)	664	16,168
Stericycle Inc. (b)	282	16,850
Tennant Co.	212	5,578
Triumph Group Inc.	190	10,062
Valmont Industries Inc.	133	14,219
		915,385

INFORMATION TECHNOLOGY - 30.6%
Actuate Corp. (b)	741	3,364
Adobe Systems Inc. (b)	1,279	52,887
Advent Software Inc. (b)	292	12,714
Ansys Inc. (b)	297	13,626
Apple Inc. (b)	612	97,277
AsiaInfo Holdings Inc. (b)	513	7,064
Atheros Communications Inc. (b) (f)	650	20,150
Autodesk Inc. (b)	511	16,296
Cisco Systems Inc. (b)	4,493	98,801
Citrix Systems Inc. (b)	442	11,775
Comtech Telecommunications Corp. (b)	288	14,149
CyberSource Corp. (b)	758	13,455
eBay Inc. (b)	3,029	76,240
EMS Technologies Inc. (b)	188	3,893
EPIQ Systems Inc. (b)	406	4,742
Flextronics International Ltd. (b)	1,837	16,404
Google Inc. - Class A (b)	73	34,584
Harmonic Inc. (b)	1,098	8,553
Hewlett-Packard Co.	4,797	214,906
Hittite Microwave Corp. (b)	357	11,395
Informatica Corp. (b)	1,007	16,303
Intel Corp.	4,560	101,186
Interactive Intelligence Inc. (b)	222	2,076
International Business Machines Corp.	2,713	347,210
Intuit Inc. (b)	746	20,388
Logitech International SA (b) (f)	409	10,728
Methode Electronics Inc.	402	4,498
Microsoft Corp.	10,208	262,550
National Semiconductor Corp.	2,251	47,158
NetLogic Microsystems Inc. (b) (f)	242	7,746
NetScout Systems Inc. (b)	418	5,693
Nokia Oyj - Class A - ADR	3,169	86,577
Nvidia Corp. (b)	1,213	13,877
Open Text Corp. (b) (f)	583	18,137
Oracle Corp. (b)	5,380	115,831
Pericom Semiconductor Corp. (b)	280	3,994
Power Integrations Inc. (b)	355	9,699
Radiant Systems Inc. (b)	392	4,473
Rofin-Sinar Technologies Inc. (b)	358	12,122
Standard Microsystems Corp. (b)	266	7,054
Stratasys Inc. (b) (f)	255	3,966
Synaptics Inc. (b)	306	14,755
Syntel Inc.	472	15,552
TheStreet.com Inc.	382	2,599
TriQuint Semiconductor Inc. (b)	1,733	9,757
Ultimate Software Group Inc. (b)	293	7,685
Western Digital Corp. (b)	716	20,614
		1,904,503
MATERIALS - 5.6%

Compass Minerals International Inc.	371	28,048
Kaiser Aluminum Corp.	230	12,133
Norsk Hydro ASA	4,212	52,657
Olympic Steel Inc.	127	6,457
Owens-Illinois Inc. (b)	507	21,416
Potash Corp.	843	172,200
Schnitzer Steel Industries Inc. - Class A	333	30,050
Sigma-Aldrich Corp.	293	17,797
Taseko Mines Ltd. (b)	1,593	6,052
		346,810
TELECOMMUNICATION SERVICES - 5.6%
BT Group Plc	11,165	37,728
Deutsche Telekom AG	2,777	48,136
France Telecom SA (f)	1,686	53,310
Millicom International Cellular SA	223	17,256
Premiere Global Services Inc. (b)	746	11,271
Telecom Italia SpA	19,687	35,335
Telefonica SA - ADR	1,247	97,054
TeliaSonera AB	6,470	49,257
		349,347
UTILITIES - 3.1%
Enel SpA	5,097	47,108
Exelon Corp.	615	48,351
FirstEnergy Corp.	694	51,044
PPL Corp.	967	45,410
		191,913

Total Common Stocks (cost $7,019,302)		6,211,294

SHORT TERM INVESTMENTS - 4.9%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.25% (a) (e)	8,736	8,736

Securities Lending Collateral - 4.7%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (a) (e)	295,924	293,202

Total Short Term Investments (cost $304,660)		301,938

Total Investments - 104.7% (cost $7,323,962)		6,513,232
Other Assets and Liabilities, Net - (4.7%)		(292,876)
Total Net Assets - 100%		$ 6,220,356

Jackson Perspective S&P 4 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 26.8%
AutoZone Inc. (b)	1,064	$ 138,629
Bed Bath & Beyond Inc. (b)	3,777	105,114
Best Buy Co. Inc.	2,307	91,634
Black & Decker Corp.	1,425	85,529

Brunswick Corp. (f)	11,529	148,724
Carnival Corp.	2,612	96,487
Centex Corp.	5,652	82,971
Coach Inc. (b)	3,174	80,969
Darden Restaurants Inc.	2,960	96,407
DR Horton Inc. (f)	9,927	110,388
Family Dollar Stores Inc.	5,040	117,432
Gannett Co. Inc.	9,587	173,716
Harley-Davidson Inc.	2,453	92,822
Hasbro Inc.	4,231	163,824
Home Depot Inc.	4,122	98,227
Jones Apparel Group Inc.	6,319	105,780
KB Home	5,638	99,172
Leggett & Platt Inc. (f)	11,415	222,593
Lennar Corp. (f)	7,435	89,964
Macy's Inc.	3,931	73,941
New York Times Co. - Class A (f)	7,200	90,648
Omnicom Group Inc.	2,437	104,036
Pulte Homes Inc. (f)	11,501	140,427
RadioShack Corp.	19,098	318,555
Sherwin-Williams Co. (f)	3,739	199,102
TJX Cos. Inc.	4,043	136,290
Wendy's International Inc.	4,237	97,239
		3,360,620
CONSUMER STAPLES - 7.6%
Altria Group Inc.	1,526	31,053
Coca-Cola Co.	1,896	97,644
ConAgra Foods Inc.	4,704	101,983
Kellogg Co.	2,197	116,573
PepsiCo Inc.	1,539	102,436
Philip Morris International Inc.	1,520	78,508
Sara Lee Corp.	6,999	95,606
SYSCO Corp.	3,619	102,635
Tyson Foods Inc.	7,961	118,619
UST Inc. (f)	2,052	107,956
		953,013
ENERGY - 10.8%
Anadarko Petroleum Corp.	2,077	120,279
Chevron Corp.	2,685	227,044
ConocoPhillips	2,943	240,208
ENSCO International Inc.	2,181	150,794
Exxon Mobil Corp.	1,332	107,133
Halliburton Co.	3,208	143,783
Marathon Oil Corp.	2,125	105,124
Schlumberger Ltd.	1,271	129,134
Sunoco Inc.	1,777	72,163
Valero Energy Corp.	1,831	61,173
		1,356,835
FINANCIALS - 6.6%
Charles Schwab Corp.	4,887	111,863

Federated Investors Inc. - Class B	2,886	94,834
First Horizon National Corp. (f)	5,322	50,027
Marsh & McLennan Cos. Inc.	4,724	133,453
Moody's Corp. (f)	3,154	109,791
National City Corp. (f)	6,002	28,389
Progressive Corp.	6,453	130,673
Safeco Corp.	2,038	134,834
Washington Mutual Inc. (f)	6,059	32,295
		826,159
HEALTH CARE - 7.0%
AmerisourceBergen Corp.	5,222	218,645
Bristol-Myers Squibb Co.	3,975	83,952
Coventry Health Care Inc. (b)	2,020	71,447
Eli Lilly & Co.	2,244	105,715
McKesson Corp.	1,766	98,878
Pfizer Inc.	4,956	92,529
UnitedHealth Group Inc.	2,127	59,726
Varian Medical Systems Inc. (b)	2,375	142,500
		873,392
INDUSTRIALS - 13.8%
3M Co.	1,401	98,616
Avery Dennison Corp.	2,260	99,463
Boeing Co.	1,272	77,732
Caterpillar Inc.	1,653	114,917
CH Robinson Worldwide Inc.	2,304	111,053
L-3 Communications Holdings Inc.	1,063	104,907
Lockheed Martin Corp.	1,073	111,946
Masco Corp.	10,491	172,997
Pitney Bowes Inc.	3,086	97,795
Robert Half International Inc.	4,405	111,402
Rockwell Automation Inc.	3,462	154,094
RR Donnelley & Sons Co.	3,211	85,734
Southwest Airlines Co.	8,390	130,800
Tyco International Ltd.	5,868	261,478
		1,732,934
INFORMATION TECHNOLOGY - 14.4%
Analog Devices Inc.	3,856	117,647
Automatic Data Processing Inc.	2,636	112,584
Computer Sciences Corp. (b)	2,249	106,535
Electronic Data Systems Corp.	5,800	143,898
Intel Corp.	4,515	100,188
International Business Machines Corp.	3,363	430,397
KLA-Tencor Corp.	2,448	92,020
Lexmark International Inc. (b)	6,751	236,825
Linear Technology Corp. (f)	3,895	120,940
QLogic Corp. (b)	8,772	165,264
Texas Instruments Inc.	3,762	91,717
Xerox Corp.	6,977	95,166
		1,813,181
MATERIALS - 6.8%

Alcoa Inc.	3,266	110,228
Ball Corp.	2,542	113,322
Bemis Co. Inc.	4,340	122,214
Ecolab Inc.	2,480	110,856
Nucor Corp.	3,978	227,621
Vulcan Materials Co. (f)	1,327	85,181
Weyerhaeuser Co.	1,609	86,017
		855,439
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	3,108	95,757
CenturyTel Inc.	5,523	205,400
FairPoint Communications Inc. (f)	31	216
Verizon Communications Inc.	2,723	92,691
		394,064
UTILITIES - 2.6%
Consolidated Edison Inc.	2,430	96,471
Integrys Energy Group Inc.	2,325	118,715
Southern Co.	3,155	111,655
		326,841

Total Common Stocks (cost $13,464,689)		12,492,478

SHORT TERM INVESTMENTS - 9.8%
Mutual Funds - 0.5%
JNL Money Market Fund, 2.25% (a) (e)	58,351	58,351

Securities Lending Collateral - 9.3%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (a) (e)	1,182,999	1,172,115

Total Short Term Investments (cost $1,241,350)		1,230,466

Total Investments - 109.3% (cost $14,706,039)		13,722,944
Other Assets and Liabilities, Net - (9.3%)		(1,164,272)
Total Net Assets - 100%		$ 12,558,672

Jackson Perspective Money Market Fund
SHORT TERM INVESTMENTS - 100.2%
Certificates of Deposit - 20.1%
Abbey National Plc, 2.72%, 11/03/08	$ 300,000	$ 300,000
ABN AMRO Bank, 2.74%, 08/04/08	400,000	400,000
American Express Bank, 2.77%, 10/06/08	300,000	300,000
Bank of America Corp., 2.65%, 09/08/08	300,000	300,000
BNP Paribas, 2.65%, 09/12/08	350,000	350,000
BNP Paribas, 3.07%, 01/28/09	200,000	200,000
Calyon North America Inc., 2.71%, 08/05/08	200,000	200,000
Credit Suisse First Boston, 3.05%, 01/20/09	250,000	250,000
DNB Nor Bank ASA, 2.63%, 09/03/08	250,000	250,000
HSBC USA Inc., 3.00%, 01/14/09	300,000	300,000
Lloyds TSB Group Plc, 2.60%, 09/17/08	400,000	400,000

UBS-NY, 2.61%, 08/20/08	250,000	250,000
		3,500,000
Commercial Paper - 33.9%
Apreco LLC, 2.54%, 08/14/08	300,000	299,725
Chariot Funding LLC, 2.50%, 08/07/08 (g) (k)	300,000	299,875
Ciesco LLC, 2.52%, 08/05/08 (g) (k)	300,000	299,916
CRC Funding LLC, 2.68%, 08/07/08 (g) (k)	300,000	299,866
Danske Corp., 2.54%, 08/27/08	250,000	249,541
Eureka Securities LLC, 2.70%, 08/26/08	300,000	299,438
Falcon Asset Securitization Corp., 2.47%, 08/18/08	250,000	249,707
General Electric Capital Corp., 2.53%, 10/21/08	500,000	497,154
General Electric Co., 2.20%, 08/14/08	300,000	299,762
Jupiter Securities Corp., 2.50%, 08/07/08 (g) (k)	300,000	299,875
Kitty Hawk Funding Corp., 2.45%, 08/25/08 (g) (k)	300,000	299,510
Morgan Stanley, 2.59%, 08/18/08	300,000	299,633
Park Avenue, 2.47%, 08/14/08 (g) (k)	300,000	299,732
Pfizer Inc., 2.15%, 08/05/08 (g) (k)	500,000	499,881
Prudential Funding Corp., 2.47%, 09/15/08	400,000	398,765
Ranger Funding Co. LLC, 2.60%, 08/21/08 (g) (k)	300,000	299,567
Toyota Motor Credit Corp., 2.45%, 08/26/08	400,000	399,319
Yorktown Capital LLC, 2.57%, 08/14/08 (g) (k)	300,000	299,722
		5,890,988
Federal Home Loan Bank - 14.4%
Federal Home Loan Bank, 2.26%, 08/20/08	350,000	349,583
Federal Home Loan Bank, 2.28%, 08/22/08	400,000	399,468
Federal Home Loan Bank, 2.32%, 09/04/08	400,000	399,124
Federal Home Loan Bank, 2.34%, 09/12/08	300,000	299,180
Federal Home Loan Bank, 2.37%, 10/10/08	500,000	497,695
Federal Home Loan Bank, 2.43%, 10/29/08	550,000	546,696
		2,491,746
Federal Home Loan Mortgage Corp. - 13.5%
Federal Home Loan Mortgage Corp., 2.47%, 08/04/08	640,000	639,868
Federal Home Loan Mortgage Corp., 2.24%, 08/18/08	300,000	299,683
Federal Home Loan Mortgage Corp., 2.03%, 09/02/08	700,000	698,737
Federal Home Loan Mortgage Corp., 2.45%, 09/22/08	400,000	398,584
Federal Home Loan Mortgage Corp., 2.37%, 10/27/08	300,000	298,282
		2,335,154
Federal National Mortgage Association - 10.2%
Federal National Mortgage Association, 2.27%, 08/18/08	570,000	569,389
Federal National Mortgage Association, 2.27%, 08/28/08	400,000	399,318
Federal National Mortgage Association, 2.25%, 08/29/08	500,000	499,125
Federal National Mortgage Association, 2.35%, 09/17/08	300,000	299,080
		1,766,912
Funding Agreement - 1.2%
MetLife Funding Agreement, 3.15%, 11/03/08 (d) (j) (p)	200,000	200,000

Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 2.52% (e)	5,566	5,566

Repurchase Agreement - 6.9%

Repurchase Agreement with JPMorgan Chase Bank, 2.20% (Collateralized by
$1,249,526 Federal National Mortgage Association, 5.50% - 7.00%, due 08/01/32 –
04/01/48, value $1,225,594) acquired on 07/31/08, due 08/01/08 at $1,200,074	$ 1,200,000	1,200,000

Total Short Term Investments (cost $17,190,366)		17,390,366

Total Investments - 100.2% (cost $17,390,366)		17,390,366
Other Assets and Liabilities, Net - (0.2%)		(35,341)
Total Net Assets - 100%		$ 17,355,025

Jackson Perspective Core Equity Fund
COMMON STOCKS - 100%
CONSUMER DISCRETIONARY - 11.8%
Abercrombie & Fitch Co. - Class A	400	$ 22,088
CBS Corp. - Class B (f)	300	4,908
Comcast Corp. - Class A	2,900	59,798
Ford Motor Co. (b) (f)	5,100	24,480
Fortune Brands Inc.	650	37,252
General Motors Corp. (f)	2,900	32,103
Home Depot Inc.	2,300	54,809
Macy's Inc.	2,400	45,144
Newell Rubbermaid Inc.	2,500	41,325
Sherwin-Williams Co.	800	42,600
Time Warner Inc.	1,400	20,048
VF Corp.	400	28,632
Viacom Inc. - Class B (b)	1,800	50,274
Walt Disney Co.	700	21,245
		484,706
CONSUMER STAPLES - 9.6%
Altria Group Inc.	2,100	42,735
Anheuser-Busch Cos. Inc.	300	20,328
Archer-Daniels-Midland Co.	1,200	34,356
Coca-Cola Co.	800	41,200
Colgate-Palmolive Co.	200	14,854
Kimberly-Clark Corp.	100	5,783
Kraft Foods Inc. - Class A (f)	600	19,092
PepsiCo Inc.	550	36,608
Philip Morris International Inc.	800	41,320
Procter & Gamble Co.	1,100	72,028
Walgreen Co.	400	13,736
Wal-Mart Stores Inc.	900	52,758
		394,798
ENERGY - 12.4%
Anadarko Petroleum Corp.	200	11,582
Apache Corp.	500	56,085
Chevron Corp.	1,100	93,016
ConocoPhillips	750	61,215
Exxon Mobil Corp.	2,100	168,903
Newfield Exploration Co. (b)	900	44,082
Occidental Petroleum Corp.	700	55,181

Transocean Inc. - New Shares (b)	100	13,603
Valero Energy Corp.	200	6,682
		510,349
FINANCIALS - 19.5%
Allstate Corp.	900	41,598
American Express Co.	200	7,424
American International Group Inc.	2,100	54,705
Bank of America Corp.	2,700	88,830
Citigroup Inc.	3,100	57,939
Fannie Mae (f)	2,900	33,350
Goldman Sachs Group Inc.	100	18,404
Hartford Financial Services Group Inc.	900	57,051
JPMorgan Chase & Co.	2,100	85,323
Lincoln National Corp.	850	40,545
Merrill Lynch & Co. Inc.	2,100	55,965
Morgan Stanley	200	7,896
Sovereign Bancorp Inc. (f)	3,400	32,368
Travelers Cos. Inc.	1,250	55,150
U.S. Bancorp	400	12,244
Wachovia Corp. (f)	3,500	60,445
Washington Mutual Inc. (f)	5,600	29,848
Wells Fargo & Co.	2,000	60,540
		799,625
HEALTH CARE - 10.7%
Abbott Laboratories	600	33,804
Amgen Inc. (b)	400	25,052
Baxter International Inc.	250	17,153
Bristol-Myers Squibb Co.	800	16,896
Cardinal Health Inc.	100	5,373
Cigna Corp.	1,000	37,020
Covidien Ltd.	200	9,848
Eli Lilly & Co.	400	18,844
Johnson & Johnson	1,100	75,317
Medtronic Inc.	400	21,132
Merck & Co. Inc.	1,400	46,060
Pfizer Inc.	4,100	76,547
Schering-Plough Corp.	600	12,648
UnitedHealth Group Inc.	500	14,040
WellPoint Inc. (b)	200	10,490
Wyeth	500	20,260
		440,484
INDUSTRIALS - 11.1%
3M Co.	300	21,117
Boeing Co.	300	18,333
Burlington Northern Santa Fe Corp.	100	10,413
Caterpillar Inc.	900	62,568
Emerson Electric Co.	300	14,610
FedEx Corp.	125	9,855
General Electric Co.	3,700	104,673
Goodrich Corp.	1,150	56,511

Honeywell International Inc.	300	15,252
Masco Corp.	3,000	49,470
Spirit Aerosystems Holdings Inc. (b)	1,500	32,490
Tyco International Ltd.	200	8,912
United Parcel Service Inc. - Class B	400	25,232
United Technologies Corp.	400	25,592
		455,028
INFORMATION TECHNOLOGY - 14.7%
Applied Materials Inc.	500	8,660
Automatic Data Processing Inc.	200	8,542
Avnet Inc. (b)	900	24,534
Cisco Systems Inc. (b)	2,300	50,577
Computer Sciences Corp. (b)	900	42,633
Corning Inc.	600	12,006
Dell Inc. (b)	800	19,656
Electronic Data Systems Corp.	200	4,962
Hewlett-Packard Co.	1,450	64,960
Ingram Micro Inc. - Class A (b)	1,500	27,645
Intel Corp.	3,100	68,789
International Business Machines Corp.	700	89,586
Microsoft Corp.	3,100	79,732
Motorola Inc.	900	7,776
Oracle Corp. (b)	1,600	34,448
QUALCOMM Inc.	600	33,204
Texas Instruments Inc.	500	12,190
Tyco Electronics Ltd.	200	6,628
Western Union Co.	300	8,292
		604,820
MATERIALS - 5.8%
Alcoa Inc.	300	10,125
Allegheny Technologies Inc.	900	42,561
Dow Chemical Co.	1,500	49,965
EI Du Pont de Nemours & Co.	1,000	43,810
Nucor Corp.	1,000	57,220
PPG Industries Inc.	600	36,384
		240,065
TELECOMMUNICATION SERVICES - 4.2%
AT&T Inc.	2,900	89,349
Sprint Nextel Corp.	3,400	27,676
Verizon Communications Inc.	1,650	56,166
		173,191
UTILITIES - 0.2%
Dominion Resources Inc.	200	8,835

Total Common Stocks (cost $4,915,430)		4,111,901

SHORT TERM INVESTMENTS - 6.0%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.25% (a) (e)	5,586	5,586

Securities Lending Collateral - 5.9%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (e)	243,287	241,049

Total Short Term Investments (cost $248,873)		246,635

Total Investments - 106.0% (cost $5,164,303)		4,358,536
Other Assets and Liabilities, Net - (6.0%)		(246,687)
Total Net Assets - 100%		$ 4,111,849

Jackson Perspective Large Cap Value Fund
COMMON STOCKS -100%
CONSUMER DISCRETIONARY - 18.1%
Abercrombie & Fitch Co. - Class A	600	$ 33,132
Comcast Corp. - Class A	4,800	98,976
Ford Motor Co. (b) (f)	8,616	41,357
Fortune Brands Inc.	1,000	57,310
General Motors Corp. (f)	4,900	54,243
Home Depot Inc.	3,800	90,554
Macy's Inc.	4,000	75,240
Newell Rubbermaid Inc.	4,100	67,773
Sherwin-Williams Co.	1,300	69,225
VF Corp.	600	42,948
Viacom Inc. - Class B (b)	3,000	83,790
		714,548
CONSUMER STAPLES - 3.2%
Altria Group Inc.	3,500	71,225
Archer-Daniels-Midland Co.	1,900	54,397
		125,622
ENERGY - 11.1%
Apache Corp.	800	89,736
Chevron Corp.	1,100	93,016
ConocoPhillips	1,200	97,944
Newfield Exploration Co. (b)	1,300	63,674
Occidental Petroleum Corp.	1,200	94,596
		438,966
FINANCIALS - 29.2%
Allstate Corp.	1,800	83,196
American International Group Inc.	3,500	91,175
Bank of America Corp. (f)	3,200	105,280
Citigroup Inc.	5,100	95,319
Fannie Mae (f)	4,800	55,200
Hartford Financial Services Group Inc.	1,300	82,407
JPMorgan Chase & Co.	2,400	97,512
Lincoln National Corp.	1,400	66,780
Merrill Lynch & Co. Inc.	3,400	90,610
Sovereign Bancorp Inc. (f)	5,500	52,360
Travelers Cos. Inc.	2,000	88,240
Wachovia Corp. (f)	5,600	96,712
Washington Mutual Inc. (f)	9,000	47,970
Wells Fargo & Co.	3,300	99,891

		1,152,652
HEALTH CARE - 6.0%
Cigna Corp.	1,700	62,934
Merck & Co. Inc.	2,400	78,960
Pfizer Inc.	5,100	95,217
		237,111
INDUSTRIALS - 8.3%
Caterpillar Inc.	1,400	97,328
Goodrich Corp.	1,850	90,909
Masco Corp.	5,200	85,748
Spirit Aerosystems Holdings Inc. (b)	2,500	54,150
		328,135
INFORMATION TECHNOLOGY - 9.8%
Avnet Inc. (b)	1,500	40,890
Computer Sciences Corp. (b)	1,500	71,055
Hewlett-Packard Co.	1,800	80,640
Ingram Micro Inc. - Class A (b)	2,300	42,389
Intel Corp.	2,900	64,351
International Business Machines Corp.	700	89,586
		388,911
MATERIALS - 9.0%
Allegheny Technologies Inc.	1,500	70,935
Dow Chemical Co.	2,300	76,613
EI Du Pont de Nemours & Co.	1,300	56,953
Nucor Corp.	1,600	91,552
PPG Industries Inc.	1,000	60,640
		356,693
TELECOMMUNICATION SERVICES - 5.3%
AT&T Inc.	2,800	86,268
Sprint Nextel Corp.	4,900	39,886
Verizon Communications Inc.	2,500	85,100
		211,254

Total Common Stocks (cost $4,838,029)		3,953,892

SHORT TERM INVESTMENTS - 11.1%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.25% (a) (e)	4,516	4,516

Securities Lending Collateral - 11.0%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (e)	437,111	433,090

Total Short Term Investments (cost $441,627)		437,606

Total Investments - 111.1% (cost $5,279,656)		4,391,498
Other Assets and Liabilities, Net - (11.1%)		(437,881)
Total Net Assets - 100%		$ 3,953,617

Jackson Perspective Mid Cap Value Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 16.5%
Abercrombie & Fitch Co. - Class A	1,100	$ 60,742
American Axle & Manufacturing Holdings Inc.	6,500	38,220
Ford Motor Co. (b) (f)	8,400	40,320
Fortune Brands Inc.	1,800	103,158
General Motors Corp. (f)	5,500	60,885
Liz Claiborne Inc. (f)	4,700	61,429
Macy's Inc.	4,300	80,883
Newell Rubbermaid Inc.	6,400	105,792
Sherwin-Williams Co.	1,600	85,200
VF Corp.	1,200	85,896
		722,525
CONSUMER STAPLES - 2.2%
Altria Group Inc.	2,100	42,735
NBTY Inc. (b)	1,600	55,184
		97,919
ENERGY - 7.4%
Apache Corp.	400	44,868
Comstock Resources Inc. (b)	1,400	85,414
Hercules Offshore Inc. (b)	3,700	92,389
Newfield Exploration Co. (b)	2,100	102,858
		325,529
FINANCIALS - 17.4%
American Financial Group Inc.	3,800	110,086
Astoria Financial Corp.	5,000	111,850
Delphi Financial Group Inc.	1,900	47,405
Fannie Mae (f)	3,100	35,650
Lincoln National Corp.	2,400	114,480
Reinsurance Group of America Inc.	2,200	109,340
Sovereign Bancorp Inc. (f)	12,000	114,240
Washington Mutual Inc. (f)	22,900	122,057
		765,108
HEALTH CARE - 4.6%
Cigna Corp.	3,100	114,762
Owens & Minor Inc.	1,000	45,920
Res-Care Inc. (b)	2,200	40,392
		201,074
INDUSTRIALS - 25.7%
Belden Inc.	2,800	103,376
Con-Way Inc.	2,200	111,232
Esterline Technologies Corp. (b)	1,800	87,804
GATX Corp.	1,800	81,846
Goodrich Corp.	2,300	113,022
Kennametal Inc.	3,300	98,208
Lincoln Electric Holdings Inc.	1,400	112,490
Masco Corp.	7,100	117,079
SkyWest Inc.	2,900	44,138
Spirit Aerosystems Holdings Inc. (b)	5,400	116,964
Steelcase Inc.	9,800	97,608
Watson Wyatt Worldwide Inc.	800	46,352

		1,130,119
INFORMATION TECHNOLOGY - 9.2%
Avnet Inc. (b)	4,000	109,040
Benchmark Electronics Inc. (b)	2,700	39,528
Computer Sciences Corp. (b)	2,200	104,214
Ingram Micro Inc. - Class A (b)	6,200	114,266
Omnivision Technologies Inc. (b)	3,500	38,325
		405,373
MATERIALS - 12.5%
Allegheny Technologies Inc.	2,400	113,496
Nucor Corp.	700	40,054
Olin Corp.	3,900	115,986
PPG Industries Inc.	1,600	97,024
Reliance Steel & Aluminum Co.	1,600	101,056
Steel Dynamics Inc.	2,600	82,368
		549,984
UTILITIES - 4.2%
Pinnacle West Capital Corp.	2,800	93,996
Westar Energy Inc.	4,000	88,320
		182,316

Total Common Stocks (cost $4,871,632)		4,379,947

SHORT TERM INVESTMENTS - 10.2%
Mutual Funds - 0.6%
JNL Money Market Fund, 2.25% (a) (e)	24,955	24,955

Securities Lending Collateral - 9.6%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (e)	427,487	423,554

Total Short Term Investments (cost $452,442)		448,509

Total Investments - 109.9% (cost $5,324,074)		4,828,456
Other Assets and Liabilities, Net - (9.9%)		(434,116)
Total Net Assets - 100%		$ 4,394,340

Jackson Perspective Small Cap Value Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 24.3%
American Axle & Manufacturing Holdings Inc.	8,000	$ 47,040
Bob Evans Farms Inc.	3,800	108,832
Borders Group Inc. (f)	8,600	42,140
BorgWarner Inc.	1,100	44,352
Brunswick Corp.	3,800	49,020
Champion Enterprises Inc. (b)	13,300	52,535
Columbia Sportswear Co. (f)	2,400	89,544
Jakks Pacific Inc. (b)	5,200	114,296
K-Swiss Inc. - Class A (f)	5,500	85,030
Liz Claiborne Inc. (f)	6,400	83,648

RC2 Corp. (b)	4,800	110,208
Skechers U.S.A. Inc. - Class A (b)	5,400	102,060
Stein Mart Inc. (f)	13,100	58,557
Superior Industries International Inc. (f)	6,500	109,785
		1,097,047
CONSUMER STAPLES - 5.2%
Corn Products International Inc.	900	41,859
Del Monte Foods Co.	10,500	89,145
NBTY Inc. (b)	3,000	103,470
		234,474
ENERGY - 6.7%
Comstock Resources Inc. (b)	1,900	115,919
Hercules Offshore Inc. (b)	3,800	94,886
Newfield Exploration Co. (b)	1,900	93,062
		303,867
FINANCIALS - 13.0%
American Financial Group Inc.	4,100	118,777
Astoria Financial Corp.	5,200	116,324
Delphi Financial Group Inc.	5,000	124,750
Reinsurance Group of America Inc.	2,400	119,280
SeaBright Insurance Holdings Inc. (b)	9,300	106,950
		586,081
HEALTH CARE - 4.5%
Owens & Minor Inc.	2,000	91,840
Res-Care Inc. (b)	6,000	110,160
		202,000
INDUSTRIALS - 24.0%
Belden Inc.	3,100	114,452
Con-Way Inc.	2,400	121,344
Esterline Technologies Corp. (b)	2,300	112,194
GATX Corp.	2,200	100,034
GenCorp Inc. (b)	13,900	116,482
Kennametal Inc.	3,800	113,088
Lincoln Electric Holdings Inc.	1,400	112,490
SkyWest Inc.	7,500	114,150
Steelcase Inc.	11,000	109,560
Watson Wyatt Worldwide Inc.	1,200	69,528
		1,083,322
INFORMATION TECHNOLOGY - 9.7%
Avnet Inc. (b)	4,200	114,492
Benchmark Electronics Inc. (b)	6,800	99,552
Ingram Micro Inc. - Class A (b)	6,400	117,952
Omnivision Technologies Inc. (b) (f)	9,500	104,025
		436,021
MATERIALS - 8.0%
Olin Corp.	4,200	124,908
Reliance Steel & Aluminum Co.	1,900	120,004
Steel Dynamics Inc.	3,700	117,216
		362,128
UTILITIES - 4.8%
Pinnacle West Capital Corp.	3,100	104,067
Westar Energy Inc.	5,100	112,608
		216,675

Total Common Stocks (cost $4,937,174)		4,521,615

SHORT TERM INVESTMENTS - 11.2%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.25% (a) (e)	6,682	6,682

Securities Lending Collateral - 11.1%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (e)	506,936	502,272

Total Short Term Investments (cost $513,618)		508,954

Total Investments - 111.4% (cost $5,450,792)		5,030,569
Other Assets and Liabilities, Net - (11.4%)		(516,798)
Total Net Assets - 100%		$ 4,513,771

Jackson Perspective Asia Pacific ex-Japan Bond Fund
CORPORATE BONDS AND NOTES - 43.4%
CONSUMER DISCRETIONARY - 5.6%
Hotel Properties Ltd., 3.30%, 03/07/11	SGD 1,250,000	$ 907,196
PT Gajah Tunggal Tbk, 10.25%, 07/21/10	$ 150,000	133,704
		1,040,900
CONSUMER STAPLES - 2.4%
Kuala Lumpur Kepong Berhad, 4.00%, 05/10/12	MYR 1,500,000	439,266

FINANCIALS - 25.9%
Ascott Capital PTE Ltd., 3.58%, 09/28/12	SGD 500,000	355,602
CapitaMall Trust Management Ltd., 3.25%, 04/01/10	SGD 500,000	364,670
CDL Properties Ltd., 3.85%, 10/12/11	SGD 350,000	260,542
DBS Bank Ltd. Singapore, 5.13%, 05/16/17	200,000	196,902
Greentown China Holdings Ltd., 9.00%, 11/08/13	200,000	152,377
Morgan Stanley, Credit Linked Note, 7.20%, 03/05/20 (i)	2,000,000	1,550,500
UOB Cayman Ltd., 5.80% (callable at 100 beginning 03/15/16) (g) (k) (n)	100,000	91,313
PT Tunas Financindo Sarana, 10.00%, 02/27/09	IDR 8,000,000,000	855,663
Wharf Finance (BVI) Ltd., 4.45%, 09/28/09 (i)	HKD 7,000,000	909,047
Woori Bank, 6.21%, 05/02/37 (g) (k)	100,000	77,981
		4,814,597
MATERIALS - 1.0%
Nine Dragons Paper Holdings Ltd., 7.88%, 04/29/13 (g) (k)	200,000	196,132

TELECOMMUNICATION SERVICES - 3.2%
Binariang GSM Sdn Bhd, 5.55%, 12/27/13	MYR 1,250,000	376,651
Excelcomindo Pratama PT, 10.35%, 04/26/12 (i)	IDR 2,000,000,000	216,417
		593,068
UTILITIES - 5.3%
CLP Power HK Financing Ltd., 4.75%, 01/18/16	HKD 6,000,000	760,836
CLP Power HK Financing Ltd., 5.00%, 09/30/13	HKD 1,000,000	130,372
Majapahit Holding BV, 7.25%, 10/17/11 (g) (k)	100,000	98,125
		989,333

Total Corporate Bonds and Notes (cost $8,615,386)		8,073,296

GOVERNMENT AND AGENCY OBLIGATIONS - 49.9%
GOVERNMENT SECURITIES - 49.9%
Sovereign - 49.9%
Hong Kong Government Bond, 2.03%, 03/18/13	HKD 6,900,000	837,744
Hong Kong Government Bond, 4.65%, 08/29/22	HKD 500,000	70,613
Indonesia Government Bond, 11.00%, 12/15/12	IDR 2,700,000,000	292,447
Indonesia Government Bond, 9.00%, 09/15/13	IDR 3,000,000,000	298,631
Indonesia Government Bond, 11.00%, 10/15/14	IDR 500,000,000	53,501
Indonesia Government Bond, 9.50%, 06/15/15	IDR 2,600,000,000	257,614
Indonesia Government Bond, 9.00%, 09/15/18	IDR 1,000,000,000	91,653
Indonesia Government Bond, 9.50%, 07/15/23	IDR 1,000,000,000	88,605
Korean Treasury Bond, 5.25%, 03/10/13	KRW 1,800,000,000	1,736,105
Korean Treasury Bond, 5.50%, 09/10/17	KRW 1,500,000,000	1,439,834
Malaysia Government Bond, 3.81%, 02/15/17	MYR 3,000,000	867,739
Philippine Government Bond, 5.75%, 02/21/12	PHP 19,000,000	395,633
Philippine Government Bond, 7.13%, 08/01/12	PHP 5,000,000	109,102

Philippine Government Bond, 9.13%, 09/04/16	PHP 8,000,000	182,389
Philippine Government Bond, 7.75%, 08/23/17	PHP 3,500,000	71,561
Singapore Government Bond, 3.63%, 07/01/14	SGD 400,000	312,038
Singapore Government Bond, 3.75%, 09/01/16	SGD 300,000	232,033
Singapore Government Bond, 4.00%, 09/01/18	SGD 250,000	195,271
Singapore Government Bond, 3.13%, 09/01/22	SGD 350,000	243,157
Singapore Government Bond, 3.50%, 03/01/27	SGD 200,000	142,079
Thailand Government Bond, 4.25%, 03/13/13	THB 6,000,000	175,697
Thailand Government Bond, 5.00%, 12/03/14	THB 36,000,000	1,078,671
Thailand Government Bond, 5.13%, 03/13/18	THB 4,000,000	118,522

Total Government and Agency Obligations (cost $9,857,187)		9,290,639

SHORT TERM INVESTMENTS - 3.4%
Mutual Funds - 3.4%
JNL Money Market Fund, 2.25% (a) (e)	638,364	638,364

Total Short Term Investments (cost $638,364)		638,364

Total Investments - 96.7% (cost $19,110,937)		18,002,299
Other Assets and Liabilities, Net - 3.3%		623,231
Total Net Assets - 100%		$ 18,625,530

Jackson Perspective Asia ex-Japan Fund
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 6.4%
Focus Media Holding Ltd. - ADR (b) (f)	1,800	$ 53,478
Hankook Tire Co. Ltd.	4,620	68,028
LG Electronics Inc.	115	11,750
Lotte Shopping Co. Ltd.	177	52,306
PT Astra International Tbk	31,500	77,351
		262,913
CONSUMER STAPLES - 3.7%
Hengan International Group Company Ltd.	29,000	87,708
Shinsegae Co. Ltd.	130	66,918
		154,626
ENERGY - 11.2%
China Petroleum & Chemical Corp.	94,000	98,164
CNOOC Ltd.	45,000	66,391
Energi Mega Persada Tbk PT (b)	595,000	54,990
PT Medco Energi Internasional Tbk (b)	103,339	51,611
PTT Public Company Ltd.	4,900	36,313
SK Energy Co. Ltd.	700	71,235
Yanzhou Coal Mining Co. Ltd.	46,000	83,027
		461,731
FINANCIALS - 33.1%
ARA Asset Management Ltd.	91,000	42,879
Bangkok Bank Public Co. Ltd.	19,000	62,584
Bank of China Ltd. (f)	273,000	123,983

Bumiputra-Commerce Holdings Berhad	32,300	86,247
China Construction Bank Corp.	54,000	47,092
Chinatrust Financial Holding Co. Ltd.	58,000	41,924
DBS Group Holdings Ltd.	6,000	83,456
Guangzhou R&F Properties Co. Ltd.	28,800	58,688
Hana Financial Group Inc.	2,310	87,289
ICICI Bank Ltd. - ADR	2,600	76,986
Korea Exchange Bank	6,660	86,479
Kowloon Development Co. Ltd.	43,000	70,155
Metropolitan Bank & Trust Co.	54,800	46,089
PT Bank Rakyat Indonesia	155,000	102,748
Shui On Land Ltd.	79,000	71,076
Wharf Holdings Ltd.	27,000	119,336
Yanlord Land Group Ltd.	49,000	68,018
Yuanta Financial Holding Co. Ltd.	155,000	89,850
		1,364,879
INDUSTRIALS - 9.1%
Bakrie and Brothers Tbk PT (b)	1,532,000	66,597
China COSCO Holdings Co. Ltd.	43,000	102,520
Cosco Corp. Singapore Ltd.	17,000	37,583
Far Eastern Textile Co. Ltd.	80,000	101,850
S1 Corp.	1,289	67,814
		376,364
INFORMATION TECHNOLOGY - 17.0%
AAC Acoustic Technologies Holdings Inc. (b)	84,000	75,672
Advanced Semiconductor Engineering Inc. - ADR (f)	22,000	96,580
AU Optronics Corp.	30,522	34,178
AU Optronics Corp. - ADR (f)	5,565	62,884
BYD Co. Ltd.	54,000	26,241
HON HAI Precision Industry Co. Ltd.	9,000	43,493
HON HAI Precision Industry Co. Ltd. - GDR	11,400	110,175
MediaTek Inc.	8,080	83,790
Samsung Electronics Co. Ltd.	114	63,071
Samsung Electronics Co. Ltd. - GDR	250	69,160
Satyam Computer Services Ltd. - ADR (f)	1,800	38,412
		703,656
MATERIALS - 4.8%
Huabao International Holdings Ltd.	95,000	75,975
Taiwan Cement Corp.	96,960	122,991
		198,966
TELECOMMUNICATION SERVICES - 9.7%
China Mobile Ltd.	9,500	126,922
China Netcom Group Corp. Hong Kong Ltd.	51,000	154,712
LG Dacom Corp.	3,300	62,532
Philippine Long Distance Telephone Co.	990	56,144
		400,310

Total Common Stocks (cost $4,699,034)		3,923,445

INVESTMENT FUNDS - 4.0%

iShares MSCI India (f)	27,100	163,955

Total Investment Funds (cost $256,337)		163,955

SHORT TERM INVESTMENTS - 14.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 2.25% (a) (e)	18,668	18,668

Securities Lending Collateral - 13.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (e)	575,647	570,351

Total Short Term Investments (cost $594,315)		589,019

Total Investments - 113.3% (cost $5,549,686)		4,676,419
Other Assets and Liabilities, Net - (13.3%)		(548,466)
Total Net Assets - 100%		$ 4,127,953

Jackson Perspective Asia ex-Japan Infrastructure Fund
COMMON STOCKS - 87.3%
CONSUMER DISCRETIONARY - 2.6%
PT Astra International Tbk	44,000	$ 108,046

ENERGY - 14.6%
China Petroleum & Chemical Corp.	124,000	129,493
China Shenhua Energy Co. Ltd.	20,500	75,647
CNOOC Ltd.	59,000	87,046
Formosa Petrochemical Corp.	34,000	88,192
GS Holdings Corp.	2,020	74,903
PTT Public Company Ltd.	7,400	54,839
Reliance Industries Ltd. - GDR	1,000	102,474
		612,594
INDUSTRIALS - 25.0%
Bakrie and Brothers Tbk PT (b)	348,250	15,140
China Railway Group Ltd. (b) (f)	104,000	84,522
China Shipping Development Co. Ltd.	38,000	115,297
Daelim Industrial Co. Ltd.	1,004	89,787
GS Engineering & Construction Corp.	628	62,205
Larsen & Toubro Ltd. - GDR (f)	1,450	87,158
MTR Corp.	28,321	91,915
NWS Holdings Ltd.	50,118	107,145
Plus Expressways Berhad	101,600	90,093
S1 Corp.	1,920	101,010
SembCorp Industries Ltd.	26,000	85,026
Shenzhen Expressway Co. Ltd.	136,000	72,373
Wasion Meters Group Ltd.	128,000	48,604
		1,050,275
MATERIALS - 5.0%
China Steel Corp.	58,710	83,628
Nan Ya Plastics Corp.	39,000	66,709

The Siam Cement Public Co. Ltd.	11,700	59,601
		209,938
TELECOMMUNICATION SERVICES - 17.5%
Advanced Info Service Public Company Ltd.	22,900	58,493
China Netcom Group Corp. Hong Kong Ltd.	48,500	147,128
Chungwa Telecom Co. Ltd. (b)	52,000	131,617
Far EasTone Telecommunications Co. Ltd. (b)	79,179	129,112
LG Telecom Ltd.	11,412	98,284
Singapore Telecommunications Ltd.	65,000	169,138
		733,772
UTILITIES - 22.6%
Cheung Kong Infrastructure Holdings Ltd. (f)	27,000	118,686
China Resources Power Holdings Co. Ltd.	44,000	97,490
Electricity Generating Public Co. Ltd.	25,400	61,600
Gail India Ltd. - GDR	1,650	86,899
Guangdong Investment Ltd.	182,000	70,415
Hong Kong & China Gas Co. Ltd.	46,200	101,674
Korea Electric Power Corp.	2,760	88,097
Manila Water Co. Inc.	224,700	86,283
C Energy Development Corp.	768,000	83,927
Reliance Energy Ltd. - GDR	800	65,387
Tenaga Nasional Berhad	34,900	89,535
		949,993

Total Common Stocks (cost $4,509,259)		3,664,618

INVESTMENT FUNDS - 2.0%
Macquarie Korea Infrastructure Fund	13,890	85,093

Total Investment Funds (cost $95,361)		85,093

SHORT TERM INVESTMENTS - 16.2%
Mutual Funds - 9.5%
JNL Money Market Fund, 2.25% (a) (e)	397,675	397,675

Securities Lending Collateral - 6.7%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (e)	284,795	282,175

Total Short Term Investments (cost $682,470)		679,850

Total Investments - 105.5% (cost $5,287,090)		4,429,561
Other Assets and Liabilities, Net - (5.5%)		(232,860)
Total Net Assets - 100%		$ 4,196,701

Jackson Perspective China-India Fund
COMMON STOCKS - 90.0%
CONSUMER DISCRETIONARY - 4.3%
Ctrip.com International Ltd. - ADR	400	$ 18,036
Focus Media Holding Ltd. - ADR (b) (f)	1,500	44,565

GOME Electrical Appliances Holdings Ltd.	220,000	92,250
		154,851
CONSUMER STAPLES - 2.6%
ITC Ltd. - GDR	21,650	93,121

ENERGY - 18.8%
China Petroleum & Chemical Corp.	164,000	171,265
China Shenhua Energy Co. Ltd.	36,000	132,844
CNOOC Ltd.	57,000	84,096
Reliance Industries Ltd. - GDR (f)	2,800	286,927
		675,132
FINANCIALS - 19.2%
Axis Bank Ltd. - GDR	5,200	78,099
Bank of China Ltd. (f)	348,000	158,044
Franshion Properties China Ltd.	126,000	48,240
HDFC Bank Ltd. - ADR	700	54,726
ICICI Bank Ltd. - ADR	4,000	118,440
Industrial & Commercial Bank of China	234,000	174,987
Ping an Insurance Group Co. of China Ltd.	8,000	55,113
		687,649
HEALTH CARE - 5.1%
Dr. Reddy's Lab Ltd. - ADR (f)	5,000	67,350
Ranbaxy Laboratories Ltd. - GDR	10,235	115,166
		182,516
INDUSTRIALS - 8.8%
Beijing Capital International Airport Co. Ltd. (f)	50,000	41,007
BYD Electronics Co. Ltd.	73,300	74,239
China Shipping Development Co. Ltd.	36,000	109,229
Larsen & Toubro Ltd. - GDR (f)	1,500	90,163
		314,638
INFORMATION TECHNOLOGY - 13.7%
AAC Acoustic Technologies Holdings Inc. (b)	86,000	77,473
BYD Co. Ltd.	29,500	14,335
Infosys Technologies Ltd. - ADR	4,800	189,072
Satyam Computer Services Ltd. - ADR (f)	7,800	166,452
Travelsky Technology Ltd.	75,000	45,184
		492,516
MATERIALS - 3.4%
Anhui Conch Cement Co. Ltd. (b)	6,000	35,009
Huabao International Holdings Ltd.	110,000	87,970
		122,979
TELECOMMUNICATION SERVICES - 9.9%
China Mobile Ltd.	12,500	167,002
China Netcom Group Corp. Hong Kong Ltd.	62,000	188,082
		355,084
UTILITIES - 4.2%
China Resources Power Holdings Co. Ltd.	30,000	66,470
Reliance Energy Ltd. - GDR (f)	1,050	85,821
		152,291

Total Common Stocks (cost $4,189,026)		3,230,777

INVESTMENT FUNDS - 5.0%
iShares MSCI India Fund (f)	29,900	180,895

Total Investment Funds (cost $269,420)		180,895

SHORT TERM INVESTMENTS - 29.0%
Mutual Funds - 4.2%
JNL Money Market Fund, 2.25% (a) (e)	151,025	151,025

Securities Lending Collateral - 24.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (e)	896,250	888,005

Total Short Term Investments (cost $1,047,275)		1,039,030

Total Investments - 124.0% (cost $5,505,721)		4,450,702
Other Assets and Liabilities, Net - (24.0%)		(862,060)
Total Net Assets - 100%		$ 3,588,642

Jackson Perspective Emerging Asia ex-Japan Fund
COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 6.6%
Focus Media Holding Ltd. - ADR (b) (f)	2,400	$ 71,304
Mahindra & Mahindra Ltd. - GDR	7,750	93,000
PT Astra International Tbk	30,500	74,895
		239,199
CONSUMER STAPLES - 2.1%
Hengan International Group Company Ltd.	25,000	75,611

ENERGY - 18.9%
China Petroleum & Chemical Corp.	130,000	135,759
CNOOC Ltd.	38,000	56,063
DMCI Holdings Inc.	276,000	32,202
Energi Mega Persada Tbk PT (b)	530,000	48,983
PT Medco Energi Internasional Tbk (b)	217,500	108,627
PT Tambang Batubara Bukit Asam Tbk	47,500	70,598
PTT Public Company Ltd.	11,000	81,517
Reliance Industries Ltd. - GDR (f)	600	61,484
Yanzhou Coal Mining Co. Ltd.	50,000	90,247
		685,480
FINANCIALS - 25.7%
Axis Bank Ltd. - GDR	3,250	48,812
Banco de Oro-EPCI Inc.	39,300	36,234
Bangkok Bank Public Co. Ltd.	18,000	59,290
Bank Mandiri Persero Tbk PT	284,500	91,887
Bank of Ayudhya Public Co. Ltd. (b)	58,100	34,854
Bank of China Ltd. (f)	110,000	49,956
Bumiputra-Commerce Holdings Berhad	28,100	75,032

China Construction Bank Corp.	50,000	43,604
Guangzhou R&F Properties Co. Ltd.	27,200	55,428
ICICI Bank Ltd. - ADR	2,000	59,220
IGB Corp. Berhad	168,500	72,907
Metropolitan Bank & Trust Co.	62,800	52,818
PT Bank Rakyat Indonesia	80,500	53,363
Public Bank Berhad	12,400	39,826
SP Setia Berhad	43,700	40,808
State Bank of India Ltd. - GDR (f)	700	45,804
Yanlord Land Group Ltd.	51,000	70,794
		930,637
INDUSTRIALS - 12.6%
Bakrie and Brothers Tbk PT (b)	1,843,750	80,149
China COSCO Holdings Co. Ltd.	43,000	102,520
Cosco Corp. Singapore Ltd.	20,000	44,216
Gamuda Berhad	65,000	53,511
Italian-Thai Development Public Co. Ltd.	440,300	58,067
Larsen & Toubro Ltd. - GDR (f)	750	45,082
PT Adhi Karya Tbk	488,500	30,296
SM Investments Corp.	7,190	43,663
		457,504
INFORMATION TECHNOLOGY - 6.7%
AAC Acoustic Technologies Holdings Inc. (b)	86,000	77,473
BYD Co. Ltd.	37,000	17,979
Satyam Computer Services Ltd. - ADR (f)	4,700	100,298
Travelsky Technology Ltd.	75,000	45,185
		240,935
MATERIALS - 7.9%
Anhui Conch Cement Co. Ltd. (b)	10,000	58,348
Huabao International Holdings Ltd.	120,000	95,968
PT Indocement Tunggal Prakarsa Tbk	124,500	83,410
Sterlite Industries India Ltd. - ADR (b)	3,400	48,654
		286,380
TELECOMMUNICATION SERVICES - 11.9%
China Mobile Ltd.	12,000	160,322
China Netcom Group Corp. Hong Kong Ltd.	52,000	157,746
Telekomunikasi Indonesia Tbk PT	80,000	66,497
True Corp. Public Co. Ltd. (b)	536,500	47,983
		432,548
UTILITIES - 2.2%
Reliance Energy Ltd. - GDR	500	40,867
Tanjong Plc	9,300	37,302
		78,169

Total Common Stocks (cost $4,521,807)		3,426,463

INVESTMENT FUNDS - 4.0%
iShares MSCI India Fund (f)	24,200	146,410

Total Investment Funds (cost $232,246)		146,410

SHORT TERM INVESTMENTS - 15.0%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.25% (a) (e)	6,395	6,395

Securities Lending Collateral - 14.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (e)	541,594	536,611

Total Short Term Investments (cost $547,989)		543,006

Total Investments - 113.6% (cost $5,302,042)		4,115,879
Other Assets and Liabilities, Net - (13.6%)		(494,384)
Total Net Assets - 100%		$ 3,621,495

Jackson Perspective Japan Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 22.9%
Bridgestone Corp. (f)	18,900	$ 308,411
Fuji Heavy Industries Ltd.	31,000	166,471
Fuji Television Network Inc.	152	209,867
Kadokawa Shoten Publishing Co. Ltd.	5,200	131,773
Komeri Co. Ltd.	7,500	214,069
Nissan Motor Co. Ltd.	25,000	192,457
NOK Corp. (f)	11,600	168,028
Onward Kashiyama Co. Ltd.	20,000	218,063
Sony Corp.	5,200	196,639
Sumitomo Forestry Co. Ltd. (f)	27,000	218,093
Toyota Motor Corp.	2,000	86,216
		2,110,087
CONSUMER STAPLES - 7.0%
Ajinomoto Co. Inc. (f)	27,000	277,521
J-Oil Mills Inc.	20,000	91,216
Seven & I Holdings Co. Ltd.	9,200	281,355
		650,092
FINANCIALS - 22.5%
Credit Saison Co. Ltd.	7,700	161,593
Creed Office Investment Corp.	13	22,370
Mitsubishi UFJ Financial Group Inc.	49,000	432,683
ORIX Corp.	1,650	249,809
Sompo Japan Insurance Inc.	28,000	277,071
Sumitomo Mitsui Financial Group Inc.	62	481,040
Sumitomo Trust & Banking Co. Ltd.	66,000	454,460
		2,079,026
HEALTH CARE - 3.1%
Daiichi Sankyo Co. Ltd.	6,500	194,067
Takeda Pharmaceutical Co. Ltd.	1,800	95,569
		289,636
INDUSTRIALS - 11.2%
Arrk Corp. (b)	35,200	90,574

Ebara Corp. (f)	43,000	131,418
JS Group Corp.	11,500	166,796
Meitec Corp. (f)	7,100	174,222
Obayashi Corp. (f)	40,000	171,842
Sumitomo Corp.	9,400	126,885
Toppan Forms Co. Ltd.	14,700	171,069
		1,032,806
INFORMATION TECHNOLOGY - 21.8%
Advantest Corp.	9,300	191,244
FUJIFILM Holdings Corp.	3,700	116,303
Fujitsu Ltd.	21,000	151,880
Keyence Corp.	500	109,219
Koei Co. Ltd.	6,900	99,378
NEC Corp. (f)	65,000	355,907
New Japan Radio Co. Ltd.	15,000	51,004
Obic Co. Ltd.	1,220	222,240
Rohm Co. Ltd.	5,400	308,346
Sumisho Computer Systems Corp. (f)	19,800	362,300
THine Electronics Inc.	66	48,855
		2,016,676
MATERIALS - 7.7%
Asahi Kasei Corp.	23,000	117,745
Kaneka Corp.	37,000	228,822
Lintec Corp.	8,100	132,413
OJI Paper Co. Ltd.	45,000	227,326
		706,306
TELECOMMUNICATION SERVICES - 3.6%
NTT DoCoMo Inc.	204	331,353

Total Common Stocks (cost $9,840,987)		9,215,982

SHORT TERM INVESTMENTS - 17.1%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.25% (a) (e)	9,029	9,029

Securities Lending Collateral - 17.0%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (e)	1,582,735	1,568,174

Total Short Term Investments (cost $1,591,764)		1,577,203

Total Investments - 116.9% (cost $11,432,751)		10,793,185
Other Assets and Liabilities, Net - (16.9%)		(1,563,528)
Total Net Assets - 100%		$ 9,229,657

Jackson Perspective Asian Pacific Real Estate Fund
COMMON STOCKS - 93.3%
FINANCIALS - 93.3%
Allco Commercial Real Estate Investment Trust	161,000	$ 94,881
Amfirst Real Estate Investment Trust	421,700	113,973

ARA Asset Management Ltd.	164,000	77,277
Ascendas India Trust	119,000	69,186
Ascendas Real Estate Investment Trust	18,000	29,943
Ascott Residence Trust	93,000	71,714
Axis Real Estate Investment Trust	212,100	109,437
Cambridge Industrial Trust	181,000	86,229
CapitaMall Trust	27,000	58,715
Centro Retail Group (f)	55,632	15,342
CFS Retail Property Trust (f)	36,010	68,743
Commonwealth Property Office Fund	14,651	18,549
Dexus Property Group	139,363	181,939
Goodman Group	60,675	143,405
GPT Group	81,318	115,215
ING Industrial Fund (f)	26,487	34,170
Japan Prime Realty Investment Corp. (f)	44	106,060
Japan Real Estate Investment Corp.	19	194,779
Japan Retail Fund Investment Corp.	25	127,067
K-Reit Asia (f)	104,000	106,791
Link Real Estate Investment Trust	83,500	186,335
Lippo-Mapletree Indonesia Retail Trust	232,000	101,254
MacarthurCook Industrial Real Estate Investment Trust	175,000	112,428
Macquarie MEAG Prime Real Estate Investment Trust	102,000	79,704
Macquarie Office Trust (f)	101,103	85,747
Mapletree Logistics Trust	120,000	63,837
Mirvac Group (f)	49,930	118,410
Nippon Building Fund Inc.	18	212,505
Nomura Real Estate Office Fund Inc.	18	134,366
Regal Real Estate Investment Trust	386,000	77,701
Starhill Real Estate Investment Trust	387,100	102,751
Stockland Corp. Ltd.	35,440	152,990
Suntec Real Estate Investment Trust	89,000	100,324
Tower Real Estate Investment Trust	253,200	87,461
Westfield Group (f)	13,754	207,576

Total Common Stocks (cost $4,759,342)		3,646,804

INVESTMENT FUNDS - 2.5%
CPN Retail Growth Property Fund	356,800	99,614

Total Investment Funds (cost $119,978)		99,614

RIGHTS - 0.0%
Mapletree Logistics Trust (b)	90,000	329

Total Rights (cost $0)		329

SHORT TERM INVESTMENTS - 19.1%
Mutual Funds - 0.4%
JNL Money Market Fund, 2.25% (a) (e)	14,105	14,105

Securities Lending Collateral - 18.7%
Mellon GSL Delaware Business Trust Collateral Fund, 2.58% (e)	735,807	729,038

Total Short Term Investments (cost $749,912)		743,143

Total Investments - 114.9% (cost $5,629,232)		4,489,890
Other Assets and Liabilities, Net - (14.9%)		(582,723)
Total Net Assets - 100%		$ 3,907,167

JNL Money Market Fund
SHORT TERM INVESTMENTS - 97.1%
Certificates of Deposit - 16.6%
Abbey National Plc, 2.72%, 11/03/08	$ 6,000,000	$ 6,000,000
ABN AMRO Bank, 2.74%, 08/04/08	9,000,000	9,000,000
American Express Bank, 2.77%, 10/06/08	8,000,000	8,000,000
Bank of America Corp., 2.65%, 09/08/08	8,000,000	8,000,000
BNP Paribas, 2.65%, 09/12/08	11,000,000	11,000,000
BNP Paribas, 3.07%, 01/28/09	5,000,000	5,000,000
Calyon North America Inc., 2.71%, 08/05/08	6,000,000	6,000,000
Credit Suisse First Boston, 3.05%, 01/20/09	6,000,000	6,000,000
DNB Nor Bank ASA, 2.63%, 09/03/08	8,000,000	8,000,000
DNB Nor Bank ASA, 3.00%, 01/16/09	3,000,000	3,000,000
HSBC, 3.00%, 01/14/09	7,000,000	7,000,000
Lloyds TSB Group Plc, 2.60%, 09/17/08	14,000,000	14,000,000
UBS-NY, 2.61%, 08/20/08	7,000,000	7,000,000
		98,000,000
Commercial Paper - 20.6%
AstraZeneca Plc, 2.83%, 09/02/08 (g) (k)	4,000,000	3,989,937
CRC Funding LLC, 2.68%, 08/07/08 (g) (k)	8,000,000	7,996,427
Danske Corp., 2.54%, 08/27/08	8,000,000	7,985,324
Eureka Securities LLC, 2.70%, 08/26/08 (g) (k)	7,000,000	6,986,875
Falcon Asset Securitization Corp., 2.47%, 08/18/08 (g) (k)	7,000,000	6,991,835
General Electric Capital Corp., 2.53%, 10/21/08	15,000,000	14,914,613
Kitty Hawk Funding Corp., 2.45%, 08/25/08 (g) (k)	8,000,000	7,986,933
Morgan Stanley, 2.59%, 08/18/08	7,000,000	6,991,439
Park Avenue Receivables LLC, 2.47%, 08/14/08 (g) (k)	4,000,000	3,996,432
Pfizer Inc., 2.15%, 08/05/08 (g) (k)	14,000,000	13,996,656
Prudential Funding Corp., 2.47%, 09/15/08	11,000,000	10,966,038
Ranger Funding Co. LLC, 2.60%, 08/21/08 (g) (k)	7,000,000	6,989,889
Toyota Motor Credit Corp., 2.45%, 08/26/08	11,000,000	10,981,285
Westpac Banking Corp., 2.80%, 10/17/08	4,000,000	3,976,044
Yorktown Capital LLC, 2.57%, 08/14/08 (g) (k)	7,000,000	6,993,504
		121,743,231
Federal Home Loan Bank - 16.9%
Federal Home Loan Bank, 2.28%, 08/05/08	6,000,000	5,998,480
Federal Home Loan Bank, 2.49%, 08/06/08	20,000,000	19,993,083
Federal Home Loan Bank, 2.51%, 08/13/08	30,000,000	29,974,950
Federal Home Loan Bank, 2.26%, 08/20/08	8,000,000	7,990,458
Federal Home Loan Bank, 2.28%, 08/22/08	8,000,000	7,989,360
Federal Home Loan Bank, 2.32%, 09/04/08	10,000,000	9,978,089

Federal Home Loan Bank, 2.34%, 09/12/08	8,000,000	7,978,160
Federal Home Loan Bank, 2.37%, 10/10/08	10,000,000	9,953,897
		99,856,477
Federal Home Loan Mortgage Corp. - 10.3%
Federal Home Loan Mortgage Corp., 2.47%, 08/04/08	8,000,000	7,998,353
Federal Home Loan Mortgage Corp., 2.24%, 08/18/08	5,000,000	4,994,712
Federal Home Loan Mortgage Corp., 2.20%, 08/25/08	10,000,000	9,985,333
Federal Home Loan Mortgage Corp., 2.03%, 09/02/08	20,000,000	19,963,911
Federal Home Loan Mortgage Corp., 2.40%, 09/15/08	8,000,000	7,976,000
Federal Home Loan Mortgage Corp., 2.45%, 09/22/08	10,000,000	9,964,611
		60,882,920
Federal National Mortgage Association - 6.7%
Federal National Mortgage Association, 2.27%, 08/18/08	5,000,000	4,994,640
Federal National Mortgage Association, 2.27%, 08/28/08	10,000,000	9,982,975
Federal National Mortgage Association, 2.25%, 08/29/08	7,000,000	6,987,750
Federal National Mortgage Association, 2.35%, 09/17/08	18,000,000	17,944,775
		39,910,140
Funding Agreements - 0.9%
MetLife Funding Agreement, 3.15%, 11/03/08 (d) (j) (p)	5,000,000	5,000,000

Mutual Funds - 0.0%
Dreyfus Cash Management Institutional Shares Fund, 2.52% (e)	57,335	57,335

Repurchase Agreement - 25.1%
Repurchase Agreement with Bank of New York Mellon Corp., 2.21% (Collateralized by
$128,699,289 Federal National Mortgage Association, 6.00%, due 05/01/38, value
$129,846,000) acquired on 07/31/08, due 08/01/08 at $127,307,815	$ 127,300,000	127,300,000
Repurchase Agreement with JPMorgan Chase Bank, 2.20% (Collateralized by
$21,788,165 Federal National Mortgage Association, 5.50% - 6.50%, due 07/01/20 –
02/01/38, value $21,728,533) acquired on 07/31/08, due 08/01/08 at $21,301,302	21,300,000	21,300,000
		148,600,000

Total Short Term Investments (cost $574,050,103)		574,050,103

Total Investments - 97.1% (cost $574,050,103)		574,050,103
Other Assets and Liabilities, Net - 2.9%		16,916,691
Total Net Assets - 100%		$ 590,966,794

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
July 31, 2008

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Investment purchased on a when-issued basis. As of July 31, 2008, the total cost of investments purchased on a when-issued basis for the Jackson Perspective Index 5 Fund is $380,041.
(d)	Variable rate security. Rate stated is in effect as of July 31, 2008.
(e)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of July 31, 2008.
(f)	All or portion of the security has been loaned.
(g)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.
(h)	All or a portion of the security pledged as collateral for open futures contracts. As of July 31, 2008, the value of collateral in the Jackson Perspective Index 5 Fund is
$199,645.
(i)	Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees.
(j)	Illiquid security. At July 31, 2008, the aggregate value of illiquid securities and percentage of net assets are as follows: Jackson Perspective Money Market Fund,
$200,000 - 1.2% and JNL Money Market Fund, $5,000,000 - 0.9%.
(k)	Rule 144A or Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of July 31, 2008 the value of Rule 144A and Section 4(2) securities in Jackson Perspective Index 5 Fund, Jackson Perspective Money Market Fund, Jackson Perspective Asia Pacific
ex-Japan Bond Fund, and JNL Money Market Fund is: $9,619; $2,897,944; $463,551; and $65,928,488, respectively.
(l)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated is the coupon as of July 31, 2008.
(m)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(n)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(o)	Par amounts are listed in United States Dollars unless otherwise noted.
(p)	Security is restricted as to public resale. See restricted securities note.

Abbreviations:
ADR - American Depository Receipt
GDR - Global Depository Receipt
RNC - Risparmio Non-Convertible Saving Shares
virt-x - a cross-border Recognised Investment Exchange (RIE)

Currencies:
EUR - European Currency Unit (Euro)
GBP - British Pound
HKD - Hong Kong Dollar
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MYR - Malaysian Ringgit
PHP - Phillipine Peso
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwanese Dollar
USD - United States Dollar

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock
Exchange (“NYSE”) is open for trading. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Debt securities are generally valued by independent pricing services approved by, or at the direction of, the Board of Trustees of the Fund (the "Board").
Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, ratings and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities may be valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Investments in mutual funds and the securities lending collateral fund are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within sixty (60) days and all securities in the
Jackson Perspective Money Market Fund and JNL Money Market Fund are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Market quotations may not be readily available for certain investments. If market quotations are not readily available or if it is determined that a quotation for an investment does not represent its market value, then the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, Jackson National Asset Management, LLC ("JNAM" or "Adviser") may rely on independent pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds’ NAVs are determined.

The fair value of an investment for purposes of calculating the Fund’s net asset value can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted market price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL
Delaware Business Trust Collateral Fund, a pooled investment fund approved by the Adviser. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Investments in Affiliates - During the period ended July 31, 2008, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM or affiliates of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by public investors. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral
Fund, which may be considered affiliated with the Funds. The Jackson Perspective 10 x 10 Fund invested solely in the Class A shares of other affiliated Funds of the Trust.

The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company® and Bank of New York Mellon Corp., the
parent company of its sub-adviser. Transactions for the period ended July 31, 2008 are shown below:

Value
	Beginning				Value End
	of Period		Sales	Dividend	of Period
Affiliate	10/31/2007	Purchases	Proceeds	Income	07/31/2008
Bank of New York Mellon Corp.	$ 44,942	$ 4,639	$ -	$ 687	$ 36,210
Prudential plc	30,390	-	-	505	20,015

Federal Income Tax Matters - As of July 31, 2008, the cost of investments and net unrealized appreciation/(depreciation) for income tax purposes are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)

Jackson Perspective 5 Fund	$ 62,665,329	$ 3,377,531	$ (9,613,052)	$ (6,235,521)
Jackson Perspective Index 5 Fund	70,820,532	4,242,637	(9,244,814)	(5,002,177)
Jackson Perspective 10 x 10 Fund	12,558,892	3,217	(1,299,671)	(1,296,454)
Jackson Perspective Optimized 5 Fund	43,870,097	1,972,237	(6,428,030)	(4,455,793)
Jackson Perspective VIP Fund	7,323,962	236,912	(1,047,642)	(810,730)
Jackson Perspective S&P 4 Fund	14,706,039	473,134	(1,456,229)	(983,095)
Jackson Perspective Money Market Fund	17,390,366	-	-	-
Jackson Perspective Core Equity Fund	5,164,303	82,888	(888,655)	(805,767)
Jackson Perspective Large Cap Value Fund	5,279,656	63,343	(951,501)	(888,158)
Jackson Perspective Mid Cap Value Fund	5,324,074	206,423	(702,041)	(495,618)
Jackson Perspective Small Cap Value Fund	5,450,792	275,104	(695,327)	(420,223)
Jackson Perspective Asia Pacific ex-Japan Bond Fund	19,110,937	91,910	(1,200,548)	(1,108,638)
Jackson Perspective Asia ex-Japan Fund	5,549,686	62,170	(935,437)	(873,267)
Jackson Perspective Asia ex-Japan Infrastructure Fund	5,287,090	68,567	(926,096)	(857,529)
Jackson Perspective China-India Fund	5,505,721	48,167	(1,103,186)	(1,055,019)
Jackson Perspective Emerging Asia ex-Japan Fund	5,302,042	30,428	(1,216,591)	(1,186,163)
Jackson Perspective Japan Fund	11,432,751	341,647	(981,213)	(639,566)
Jackson Perspective Asian Pacific Real Estate Fund	5,629,232	12,876	(1,152,218)	(1,139,342)
JNL Money Market Fund	574,050,103	-	-	-

Summary of Open Forward Foreign Currency Contracts:

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

Jackson Perspective Index 5 Fund
EUR/USD	09/17/2008	151,300 EUR	$ 235,412	$ (2,067)
EUR/USD	09/17/2008	34,600 EUR	53,835	181
EUR/USD	09/17/2008	73,200 EUR	113,894	(1,176)
EUR/USD	09/17/2008	33,600 EUR	52,279	(587)
GBP/USD	09/17/2008	124,600 GBP	246,099	1,426
JPY/USD	09/17/2008	18,000,500 JPY	167,315	(3,171)
JPY/USD	09/17/2008	8,556,700 JPY	79,535	(664)
JPY/USD	09/17/2008	12,970,000 JPY	120,557	(389)
USD/EUR	09/17/2008	(34,900) EUR	(54,302)	345
USD/GBP	09/17/2008	(17,300) GBP	(34,170)	(129)
			$ 980,454	$ (6,231)

Jackson Perspective Asian Pacific ex-Japan Bond Fund
INR/USD	08/13/2008	41,730,000 INR	$ 978,539	$ (21,461)
INR/USD	08/22/2008	38,619,000 INR	904,094	4,094
KRW/USD	08/22/2008	209,560,000 KRW	207,034	7,034
MYR/SGD	08/12/2008	(500,000) SGD	(365,840)	(2,100)
MYR/USD	08/12/2008	1,171,500 MYR	359,830	(3,910)
MYR/USD	09/24/2008	843,363 MYR	259,106	(5,895)
TWD/USD	12/10/2008	43,471,000 TWD	1,426,337	(23,663)
USD/HKD	08/22/2008	(14,011,560) HKD	(1,796,594)	3,406
USD/IDR	08/04/2008	(2,783,400,000) IDR	(306,036)	(6,036)
			$ 1,666,470	$ (48,531)

Schedule of Open Futures Contracts:

		Contracts	Unrealized
		Long/	Appreciation/
		(Short)	(Depreciation)

Jackson Perspective Index 5 Fund
Dow Jones Euro Stoxx 50 Index Future
Expiration September 2008	EUR	6	$ (11,517)
FTSE 100 Index Future
Expiration September 2008	GBP	2	(15,176)
Russell 2000 Mini Index Future
Expiration September 2008	USD	9	(9,538)
S&P 500 E-Mini Index Future
Expiration September 2008	USD	11	(40,835)
S&P MidCap 400 E-Mini Index Future
Expiration September 2008	USD	8	(43,074)
Topix Index Future
Expiration September 2008	JPY	2	(6,037)
			$ (126,177)

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as well as, Rule 144A securities that have not been deemed liquid. The following table includes restricted securities held by the Funds at July 31, 2008.

	Acquisition		Value at	Percent of
	Date	Cost	07/31/2008	Net Assets
Jackson Perspective Money Market Fund
MetLife Funding Agreement, 3.15%, 11/03/08	04/30/2008	$ 200,000	$ 200,000	1.15%

JNL Money Market Fund
MetLife Funding Agreement, 3.15%, 11/03/08	04/30/2008	5,000,000	5,000,000	0.85%

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 23, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 23, 2008

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the 1940 Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the 1940 Act.